UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23718

Catholic Responsible Investments Funds

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-348-6466

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

Catholic Responsible Investments

Semi-Annual Report                                                                                                       April 30, 2023

CRI Ultra Short Bond Fund

Institutional Shares: CRHSX

CRI Short Duration Bond Fund

Institutional Shares: CRDSX

CRI Bond Fund

Investor Shares: CRBVX

Institutional Shares: CRBSX

CRI Opportunistic Bond Fund

Investor Shares: CROVX

Institutional Shares: CROSX

CRI Equity Index Fund

Institutional Shares: CRQSX

CRI Small-Cap Fund

Institutional Shares: CRSSX

CRI Multi-Style US Equity Fund

Investor Shares: CRTVX

Institutional Shares: CRTSX

CRI International Equity Fund

Investor Shares: CRLVX

Institutional Shares: CRLSX

CRI International Small-Cap Fund

Institutional Shares: CRNSX

CRI Magnus 45/55 Fund

Investor Shares: CMNVX

Institutional Shares: CMNSX

CRI Magnus 60/40 Alpha Plus Fund

Investor Shares: CMPVX

Institutional Shares: CMPSX

CRI Magnus 60/40 Beta Plus Fund

Investor Shares: CMMVX

Institutional Shares: CMMSX

CRI Magnus 75/25 Fund

Investor Shares: CMUVX

Institutional Shares: CMUSX

Investment Adviser:

Christian Brothers Investment Services

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
ASSET-BACKED SECURITIES — 24.6%

	Face Amount	Value

Automotive — 21.6%
Ally Auto Receivables Trust, Ser 2022-3, Cl A2
5.290%, 06/16/25	$95,000	$94,846
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/26 (A)	36,718	36,625
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl A
4.120%, 02/13/26 (A)	17,125	17,040
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/26 (A)	206,123	205,684
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	105,000	105,006
AmeriCredit Automobile Receivables Trust, Ser 2019-2, Cl C
2.740%, 04/18/25	158,332	157,303
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/25	44,234	43,810
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/25	94,481	93,139
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A2
0.410%, 02/18/25	8,888	8,867

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
AmeriCredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/26	$235,160	$232,980
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A2A
4.200%, 12/18/25	60,837	60,335
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A1
5.154%, 03/18/24	400,000	399,959
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/28 (A)	320,365	318,251
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/30 (A)	295,552	292,592
ARI Fleet Lease Trust, Ser 2023-A, Cl A1
5.426%, 04/15/24 (A)	375,000	374,916
BMW Vehicle Lease Trust, Ser 2021-1, Cl A4
0.370%, 07/25/24	325,000	321,178
BMW Vehicle Lease Trust, Ser 2021-2, Cl A4
0.430%, 01/27/25	400,000	385,527
BMW Vehicle Lease Trust, Ser 2023-1, Cl A1
4.831%, 02/26/24	193,050	193,019
BMW Vehicle Owner Trust, Ser 2019-A, Cl A4
1.950%, 01/26/26	309,719	308,330
BMW Vehicle Owner Trust, Ser 2022-A, Cl A2B
5.335%, SOFR30A + 0.520%, 12/26/24 (B)	35,489	35,501
CarMax Auto Owner Trust, Ser 2022-2, Cl A2B
5.350%, SOFR30A + 0.600%, 05/15/25 (B)	28,297	28,293
CarMax Auto Owner Trust, Ser 2023-1, Cl A1
4.964%, 02/15/24	85,917	85,937
CarMax Auto Owner Trust, Ser 2023-2, Cl A1
5.508%, 05/15/24	162,000	162,081
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/28	4,211	4,176
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/15/32 (A)	456,410	453,155

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (A)	$116,620	$115,904
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	58,160	57,683
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/26 (A)	189,988	189,560
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	375,000	363,508
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
5.220%, ICE LIBOR USD 1 Month + 0.330%, 12/11/34 (A)(B)	95,794	95,494
Drive Auto Receivables Trust, Ser 2020-2, Cl C
2.280%, 08/17/26	44,407	44,174
Drive Auto Receivables Trust, Ser 2021-1, Cl C
1.020%, 06/15/27	116,529	114,401
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/25 (A)	27,718	27,665
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/25 (A)	16,156	16,122
Enterprise Fleet Financing, Ser 2019-3, Cl A3
2.190%, 05/20/25 (A)	270,729	270,092
Enterprise Fleet Financing, Ser 2020-1, Cl A3
1.860%, 12/22/25 (A)	450,000	446,547
Enterprise Fleet Financing, Ser 2021-2, Cl A2
0.480%, 05/20/27 (A)	365,211	350,676
Enterprise Fleet Financing, Ser 2023-1, Cl A1
5.330%, 03/20/24 (A)	152,269	152,183
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl C
3.280%, 05/15/25 (A)	78,368	78,291
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl B
0.690%, 01/15/26	47,220	46,752
Exeter Automobile Receivables Trust, Ser 2022-1A, Cl A3
1.540%, 07/15/25	81,320	81,103
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl A2
3.450%, 08/15/24	6,434	6,429

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/24	$13,626	$13,617
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A3
4.330%, 02/17/26	250,000	248,678
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/25	299,522	299,487
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/25	70,000	69,939
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/26 (A)	31,744	31,581
Flagship Credit Auto Trust, Ser 2020-3, Cl B
1.410%, 09/15/26 (A)	127,547	126,508
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/26 (A)	89,534	88,438
Flagship Credit Auto Trust, Ser 2022-1, Cl A
1.790%, 10/15/26 (A)	197,284	191,852
Flagship Credit Auto Trust, Ser 2023-1, Cl A1
4.922%, 02/15/24 (A)	160,462	160,478
Flagship Credit Auto Trust, Ser 2023-2, Cl A1
5.420%, 05/15/24 (A)	250,000	250,043
Ford Credit Auto Lease Trust, Ser 2021-A, Cl B
0.470%, 05/15/24	175,592	175,185
Ford Credit Auto Lease Trust, Ser 2021-B, Cl A3
0.370%, 10/15/24	371,840	367,390
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A2B
5.350%, SOFR30A + 0.600%, 10/15/24 (B)	20,751	20,754
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A1
4.959%, 02/15/24	76,410	76,391
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A1
4.594%, 12/15/23	37,115	37,117
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A1
5.028%, 04/15/24	126,965	126,990
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A1
4.974%, 02/15/24 (A)	136,752	136,714

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/25 (A)	$77,623	$77,015
GM Financial Automobile Leasing Trust, Ser 2021-2, Cl A4
0.410%, 05/20/25	200,000	195,819
GM Financial Automobile Leasing Trust, Ser 2021-3, Cl A3
0.390%, 10/21/24	447,541	438,878
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A2
2.930%, 10/21/24	92,577	91,653
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A1
4.948%, 02/20/24	118,434	118,445
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A1
4.890%, 01/16/24	214,016	214,045
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A1
5.186%, 04/16/24	330,000	330,061
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A3
1.610%, 04/22/24	33,128	33,021
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A4
1.630%, 10/21/26	300,000	298,463
Honda Auto Receivables Owner Trust, Ser 2021-1, Cl A3
0.270%, 04/21/25	348,366	339,147
Hyundai Auto Lease Securitization Trust, Ser 2021-B, Cl A3
0.330%, 06/17/24 (A)	149,357	147,839
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A2B
5.370%, SOFR30A + 0.620%, 10/15/24 (A)(B)	63,588	63,582
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/25 (A)	100,000	99,825
Hyundai Auto Receivables Trust, Ser 2019-B, Cl B
2.210%, 04/15/25	100,000	98,441
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A1
5.167%, 04/15/24	360,000	360,144
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/24	217,661	213,375
Nissan Auto Receivables Owner Trust, Ser 2020-A, Cl A3
1.380%, 12/16/24	152,260	150,852

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A1
5.424%, 05/15/24	$130,000	$130,051
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/26	123,490	122,128
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/26	315,915	312,052
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	59,295	59,146
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/25	293,060	292,317
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	225,000	222,355
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A2
4.370%, 05/15/25	53,718	53,580
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/26	355,000	354,286
Toyota Lease Owner Trust, Ser 2021-B, Cl A3
0.420%, 10/21/24 (A)	256,784	252,433
Toyota Lease Owner Trust, Ser 2023-A, Cl A1
5.388%, 04/22/24 (A)	204,000	203,990
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (A)	62,460	62,229
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (A)	128,488	128,274
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl D
2.720%, 11/15/24 (A)	82,641	82,429
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/26 (A)	155,942	155,002
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/25 (A)	54,284	54,045
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.570%, 09/16/24 (A)	16,632	16,599
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl A1
4.005%, 10/16/23 (A)	45,977	45,941
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A1
5.046%, 01/16/24 (A)	210,245	210,262

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A1
5.266%, 03/15/24 (A)	$205,939	$205,909
World Omni Auto Receivables Trust, Ser 2022-B, Cl A2B
5.320%, SOFR30A + 0.570%, 10/15/25 (B)	42,132	42,118
World Omni Auto Receivables Trust, Ser 2023-A, Cl A1
4.867%, 02/15/24	284,234	284,251
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A4
0.520%, 02/17/26	67,410	67,284
World Omni Select Auto Trust, Ser 2020-A, Cl A3
0.550%, 07/15/25	51,708	51,589

		15,975,171

Other Asset-Backed Securities — 3.0%
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	75,660	74,981
CCG Receivables Trust, Ser 2023-1, Cl A1
5.395%, 03/14/24 (A)	187,677	187,588
CNH Equipment Trust, Ser 2023-A, Cl A1
5.425%, 05/15/24	160,000	160,102
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/26 (A)	375,000	363,417
Dell Equipment Finance Trust, Ser 2023-1, Cl A1
5.456%, 03/22/24 (A)	250,000	249,966
DLLAD, Ser 2021-1A, Cl A2
0.350%, 09/20/24 (A)	40,530	40,254
DLLAD, Ser 2023-1A, Cl A1
5.014%, 02/20/24 (A)	130,744	130,521
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A1
4.335%, 10/16/23 (A)	42,930	42,841
Hpefs Equipment Trust, Ser 2022-3A, Cl A1
4.331%, 10/20/23 (A)	35,967	35,958
Hpefs Equipment Trust, Ser 2023-1A, Cl A1
5.450%, 03/20/24 (A)	250,000	249,780
Kubota Credit Owner Trust, Ser 2023-1A, Cl A1
5.292%, 03/15/24 (A)	60,140	60,085
MMAF Equipment Finance, Ser 2022-B, Cl A1
4.924%, 12/01/23 (A)	80,807	80,736

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Verizon Owner Trust, Ser 2020-A, Cl B
1.980%, 07/22/24	$172,282	$171,951
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/25	375,000	366,392

		2,214,572

Total Asset-Backed Securities
(Cost $18,162,946)		18,189,743

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.3%

	Face Amount	Value
FFCB
4.845%, U.S. SOFR + 0.035%, 07/12/23(B)	$600,000	$600,009
FHLB DN
5.041%, 10/20/23(C)	1,575,000	1,539,341
FHLB DN
5.023%, 06/09/23(C)	1,500,000	1,492,308
FHLB DN
4.955%, 08/16/23(C)	762,000	751,200
FHLB DN
4.936%, 10/11/23(C)	1,525,000	1,492,260
FHLB DN
4.919%, 09/29/23(C)	1,136,000	1,113,233
FHLB DN
4.919%, 10/13/23(C)	375,000	366,851
FHLB DN
4.859%, 07/05/23(C)	2,300,000	2,280,063
FHLB DN
4.858%, 06/02/23(C)	1,500,000	1,493,686
FHLB DN
4.855%, 07/07/23(C)	2,500,000	2,477,665
FHLB DN
4.829%, 08/04/23(C)	750,000	740,555
FHLB DN
4.825%, 07/21/23(C)	2,250,000	2,225,721
FHLB DN
4.719%, 06/06/23(C)	1,400,000	1,393,372

Total U.S. Government Agency Obligations
(Cost $17,964,241)		17,966,264

REPURCHASE AGREEMENT — 15.5%

	Face Amount	Value
Socgen Triparty Tsy
4.760%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $11,504,562, collateralized by a U.S. Government obligation, par value $11,730,000, 5.000%, 12/20/2052, with a total market value of $11,685,863	$11,500,000	$11,500,000

Total Repurchase Agreements
(Cost $11,500,000)		11,500,000

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — 11.4%

	Face Amount	Value

COMMUNICATION SERVICES — 0.3%
Warnermedia Holdings
6.592%, SOFRINDX + 1.780%, 03/15/24(A)(B)	$215,000	$216,214

CONSUMER DISCRETIONARY — 0.2%
Starbucks
5.140%, SOFRINDX + 0.420%, 02/14/24(B)	175,000	174,897

CONSUMER STAPLES — 0.3%
Daimler Truck Finance North America
5.837%, U.S. SOFR + 1.000%, 04/05/24(A)(B)	175,000	174,778

ENERGY — 0.4%
Enbridge
5.357%, SOFRINDX + 0.630%, 02/16/24(B)	250,000	249,315

FINANCIALS — 8.3%
American Express
5.559%, SOFRINDX + 0.720%, 05/03/24(B)	150,000	150,045
Bank of Montreal MTN
5.502%, SOFRINDX + 0.710%, 03/08/24(B)	300,000	299,287
Barclays MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/24(B)	450,000	449,549
Canadian Imperial Bank of Commerce
0.450%, 06/22/23	525,000	521,323
Cooperatieve Rabobank UA
5.340%, U.S. SOFR + 0.530%, 06/28/23(B)	300,000	300,186
Credit Suisse NY
5.086%, SOFRINDX + 0.380%, 08/09/23(B)	300,000	296,378
Deutsche Bank NY
5.339%, U.S. SOFR + 0.500%, 11/08/23(B)	225,000	222,966
0.962%, 11/08/23	250,000	242,068
Goldman Sachs Group
1.217%, 12/06/23	275,000	268,534
Morgan Stanley MTN
5.185%, U.S. SOFR + 0.466%, 11/10/23(B)	117,000	116,860
New York Life Global Funding MTN
5.211%, SOFRINDX + 0.430%, 06/06/24(A)(B)	300,000	299,135
Nordea Bank Abp
1.000%, 06/09/23(A)	350,000	348,327

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Pacific Life Global Funding II
5.581%, SOFRINDX + 0.800%, 12/06/24(A)(B)	$300,000	$298,373
Svenska Handelsbanken
0.625%, 06/30/23(A)	350,000	347,193
Swedbank
1.300%, 06/02/23(A)	350,000	348,555
Toronto-Dominion Bank MTN
2.350%, 03/08/24	475,000	462,613
0.750%, 06/12/23	225,000	223,815
Truist Bank
5.037%, U.S. SOFR + 0.200%, 01/17/24(B)	650,000	642,333
UBS
5.092%, U.S. SOFR + 0.320%, 06/01/23(A)(B)	375,000	374,996

		6,212,536

INDUSTRIALS — 0.7%
Caterpillar Financial Services MTN
5.169%, U.S. SOFR + 0.450%, 11/13/23(B)	200,000	200,072
5.007%, U.S. SOFR + 0.170%, 01/10/24(B)	175,000	174,614
Protective Life Global Funding
5.850%, U.S. SOFR + 1.050%, 12/11/24(A)(B)	150,000	150,116

		524,802

UTILITIES — 1.2%
Florida Power & Light
4.963%, SOFRINDX + 0.250%, 05/10/23(B)	200,000	199,961
National Rural Utilities Cooperative Finance MTN
5.239%, U.S. SOFR + 0.400%, 08/07/23(B)	225,000	224,959
ONE Gas
3.610%, 02/01/24	160,000	157,953
Southern
5.083%, SOFRINDX + 0.370%, 05/10/23(B)	300,000	299,966

		882,839

Total Corporate Obligations
(Cost $8,454,083)		8,435,381

COMMERCIAL PAPER — 11.4%

	Face Amount	Value
AT&T Inc
6.035%, 03/19/24(C)	$550,000	$522,049
Banco Santander
5.388%, 09/01/23(C)	200,000	196,294
5.386%, 05/25/23(C)	200,000	199,252

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

COMMERCIAL PAPER — continued

	Face Amount	Value
Bank of Montreal
2.811%, 05/24/23(C)	$250,000	$249,104
BNP Paribas
5.354%, 12/05/23(C)	400,000	387,172
BofA Securities
5.375%, 10/13/23(C)	250,000	243,875
5.203%, 05/19/23(C)	300,000	299,130
BPC Disc
5.516%, 03/06/24(C)	400,000	382,096
CDP Financial
4.957%, 05/31/23(C)	250,000	248,841
Cooperatieve Rabobank UA
5.215%, 09/15/23(C)	375,000	367,300
Credit Agricole
5.354%, 05/31/23(C)	250,000	248,848
HSBC USA Inc
5.734%, 01/05/24(C)	300,000	288,807
Macquarie Bank Ltd
5.523%, 01/17/12(C)	250,000	240,443
5.374%, 11/15/23(C)	250,000	242,637
Mercedes-Benz Financial
5.433%, 05/02/23(C)	375,000	374,801
Mitsubushi
5.392%, 05/15/23(C)	250,000	249,420
MUFG BLK Ltd
5.419%, 10/16/23(C)	250,000	243,730
National Bank
5.136%, 07/06/23(C)	327,000	323,846
5.116%, 06/07/23(C)	375,000	372,925
Natixis
5.401%, 10/06/23(C)	300,000	292,936
Old Line Funding LLC
5.151%, 06/26/23(C)	375,000	371,825
Royal Bank
5.330%, 09/26/23(C)	345,000	337,545
5.266%, 08/14/23(C)	250,000	246,190
Skandinaviska Enskilda Banken
5.462%, 08/01/23(C)	400,000	394,653
Societe Generale
5.322%, 09/15/23(C)	250,000	244,860
Thunder Bay Funding LLC
5.022%, 05/17/23(C)	250,000	249,353
Transcanada Pipelines Ltd
5.507%, 05/08/23(C)	250,000	249,648
Westpac Banking
5.147%, 06/29/23(C)	348,000	345,014

Total Commercial Paper
(Cost $8,415,647)		8,412,594

U.S. TREASURY OBLIGATIONS — 9.5%

	Face Amount	Value
U.S. Treasury Bills
4.962%, 10/26/23(C)	$2,300,000	$2,244,985
4.914%, 10/12/23(C)	1,500,000	1,466,935
4.817%, 10/05/23(C)	747,600	731,884
U.S. Treasury Note
5.222%, US Treasury 3 Month Bill Money Market Yield + 0.035%, 10/31/23(B)	2,625,000	2,624,981

Total U.S. Treasury Obligations
(Cost $7,069,188)		7,068,785

CERTIFICATES OF DEPOSIT — 1.3%

	Face Amount	Value
BofA Securities
1.320%, 06/16/23	$250,000	$250,103
Natixis
5.150%, 11/02/23	250,000	249,589
Toronto-Dominion Bank
0.000%, 05/01/23	500,000	500,022

Total Certificates of Deposit
(Cost $999,809)		999,714

Total Investments in Securities — 98.0%
(Cost $72,565,914)		$72,572,481

Percentages are based on Net Assets of $74,026,566.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2023 was $12,610,228 and represented 17.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security’s effective yield at the time of purchase.

Cl — Class

DN — Discount Note

FFCB — Federal Farm Credit Bank

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND

APRIL 30, 2023 (Unaudited)

FHLB — Federal Home Loan Bank

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate

USD — U.S. Dollar

As of April 30, 2023, all of the Fund’s investments in securities were considered level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 40.6%
	Face Amount	Value
COMMUNICATION SERVICES — 1.0%
Sprint Spectrum
4.738%, 03/20/25(A)	$1,280,000	$1,270,884
Take-Two Interactive Software
5.000%, 03/28/26	725,000	729,689
Warnermedia Holdings
3.428%, 03/15/24(A)	2,625,000	2,568,576

		4,569,149

CONSUMER DISCRETIONARY — 2.3%
DR Horton
2.600%, 10/15/25	2,575,000	2,428,830
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,327,469
General Motors Financial
4.150%, 06/19/23	1,000,000	997,844
Haleon UK Capital
3.125%, 03/24/25	625,000	603,300
Haleon US Capital
3.024%, 03/24/24	525,000	513,657
Lennar
4.875%, 12/15/23	2,000,000	1,995,856
4.750%, 05/30/25	1,825,000	1,811,768
ZF North America Capital
6.875%, 04/14/28(A)	150,000	154,503

		10,833,227

CONSUMER STAPLES — 1.2%
Bunge Finance
1.630%, 08/17/25	2,200,000	2,032,472
Cargill
4.500%, 06/24/26(A)	535,000	537,465
CVS Pass-Through Trust
6.036%, 12/10/28	2,355,905	2,374,080
General Mills
5.241%, 11/18/25	800,000	800,395

		5,744,412

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 2.3%
Continental Resources
3.800%, 06/01/24	$1,695,000	$1,661,848
Hydro-Quebec
8.050%, 07/07/24	2,000,000	2,069,720
MidAmerican Energy
3.100%, 05/01/27	2,000,000	1,909,910
Petroleos Mexicanos
2.830%, 02/15/24	184,500	182,079
Pioneer Natural Resources
5.100%, 03/29/26	130,000	131,142
Plains All American Pipeline
4.650%, 10/15/25	2,250,000	2,225,275
Terraform Power Operating
7.430%, 05/21/29	2,493,719	2,487,484
Williams
5.400%, 03/02/26	300,000	305,685

		10,973,143

FINANCIALS — 27.1%
ABN AMRO Bank
7.750%, 05/15/23(A)	1,700,000	1,700,958
Aflac
1.125%, 03/15/26	900,000	821,994
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/26(A)(B)	750,000	773,313
American Express
4.990%, U.S. SOFR + 0.999%, 05/01/26(B)	1,250,000	1,248,800
Asian Development Bank MTN
1.750%, 08/14/26	2,387,000	2,236,319
Athene Global Funding
2.800%, 05/26/23(A)	1,000,000	997,420
2.514%, 03/08/24(A)	1,570,000	1,516,452
Bank of America MTN
5.080%, U.S. SOFR + 1.290%, 01/20/27(B)	1,000,000	997,988
2.456%, ICE LIBOR USD 3 Month + 0.870%, 10/22/25(B)	1,464,000	1,398,293
1.530%, U.S. SOFR + 0.650%, 12/06/25(B)	1,000,000	937,598
0.810%, U.S. SOFR + 0.730%, 10/24/24(B)	2,000,000	1,953,180
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	819,782
Bank of New York Mellon
4.947%, U.S. SOFR + 1.026%, 04/26/27(B)	470,000	472,847
Bank of Nova Scotia
4.750%, 02/02/26	750,000	747,539
Bank One Michigan
8.250%, 11/01/24	1,925,000	1,996,407

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	$750,000	$747,022
4.524%, 07/13/25(A)	1,225,000	1,202,975
Barclays
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,436,365
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,506,470
Brighthouse Financial Global Funding MTN
1.200%, 12/15/23(A)	1,720,000	1,668,362
1.000%, 04/12/24(A)	594,000	567,868
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	428,000	416,803
0.375%, 05/27/24(A)	1,000,000	956,097
Canadian Imperial Bank of Commerce
3.945%, 08/04/25	1,000,000	976,819
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/26(B)	825,000	804,649
4.166%, U.S. SOFR + 1.370%, 05/09/25(B)	1,185,000	1,154,036
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	909,422
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	503,902
Citigroup
5.610%, U.S. SOFR + 1.546%, 09/29/26(B)	1,250,000	1,262,736
5.532%, U.S. SOFR + 0.694%, 01/25/26(B)	2,117,000	2,085,631
2.014%, U.S. SOFR + 0.694%, 01/25/26(B)	1,000,000	943,459
0.776%, U.S. SOFR + 0.686%, 10/30/24(B)	1,000,000	975,261
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	975,527
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/26(A)(B)	2,525,000	2,335,601
Credit Suisse Group
2.593%, U.S. SOFR + 1.560%, 09/11/25(A)(B)	3,050,000	2,837,089
Credit Suisse NY
4.750%, 08/09/24	625,000	603,906
Daimler Truck Finance North America
5.150%, 01/16/26(A)	710,000	715,111

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26(A)(B)	$875,000	$880,729
Deutsche Bank NY
2.222%, U.S. SOFR + 2.159%, 09/18/24(B)	2,605,000	2,551,400
1.686%, 03/19/26	1,000,000	894,003
European Investment Bank
2.875%, 06/13/25(A)	2,000,000	1,950,815
2.125%, 04/13/26	447,000	425,574
0.625%, 10/21/27	2,000,000	1,750,832
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/24(A)	1,500,000	1,428,948
Fifth Third Bank
5.852%, U.S. SOFR + 1.230%, 10/27/25(B)	1,130,000	1,122,291
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	156,537	156,593
Global Payments
4.000%, 06/01/23	2,000,000	1,997,063
Goldman Sachs Group
5.700%, 11/01/24	750,000	756,260
4.387%, U.S. SOFR + 1.510%, 06/15/27(B)	1,000,000	981,408
0.855%, U.S. SOFR + 0.609%, 02/12/26(B)	579,000	531,048
HSBC Holdings
7.336%, U.S. SOFR + 3.030%, 11/03/26(B)	1,000,000	1,047,727
ING Bank
5.800%, 09/25/23(A)	2,500,000	2,500,083
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	915,168
Inter-American Development Bank
0.500%, 05/24/23	2,443,000	2,436,282
Inter-American Investment
4.125%, 02/15/28	500,000	504,044
International Bank for Reconstruction & Development MTN
1.875%, 06/19/23	2,000,000	1,991,580
0.250%, 11/24/23	1,341,000	1,304,753
0.000%, 03/31/28(C)	1,000,000	1,007,595
0.000%, 03/31/27(C)	2,500,000	2,298,800
International Finance MTN
4.930%, U.S. SOFR + 0.090%, 04/03/24(B)	2,000,000	1,999,714
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26(B)	1,500,000	1,351,032

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
0.768%, U.S. SOFR + 0.490%, 08/09/25(B)	$1,000,000	$939,795
0.653%, TSFR3M + 0.600%, 09/16/24(B)	2,500,000	2,453,194
Kansas City Southern
3.850%, 11/15/23	1,975,000	1,954,841
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	298,777
Macquarie Group
5.108%, U.S. SOFR + 2.208%, 08/09/26(A)(B)	1,450,000	1,446,773
Manufacturers & Traders Trust
5.400%, 11/21/25	1,000,000	976,001
4.650%, 01/27/26	1,650,000	1,597,114
Massachusetts Mutual Life Insurance
7.625%, 11/15/23(A)	1,250,000	1,258,035
Metropolitan Tower Life Insurance
7.625%, 01/15/24(A)	2,000,000	2,019,073
Mitsubishi UFJ Financial Group
5.063%, H15T1Y + 1.550%, 09/12/25(B)	1,000,000	994,400
4.788%, H15T1Y + 1.700%, 07/18/25(B)	1,000,000	990,566
2.527%, 09/13/23	1,000,000	989,690
Morgan Stanley MTN
5.000%, 11/24/25	3,425,000	3,428,010
0.864%, U.S. SOFR + 0.745%, 10/21/25(B)	1,000,000	929,786
National Australia Bank
4.966%, 01/12/26	700,000	707,813
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(B)	2,000,000	1,946,771
NatWest Group
5.847%, H15T1Y + 1.350%, 03/02/27(B)	435,000	439,575
2.359%, H15T1Y + 2.150%, 05/22/24(B)	1,000,000	997,740
NatWest Markets
3.479%, 03/22/25(A)	1,585,000	1,527,173
OPEC Fund for International Development
4.500%, 01/26/26(A)	450,000	450,043
Royal Bank of Canada MTN
4.950%, 04/25/25	750,000	749,955
Santander Holdings USA
5.807%, U.S. SOFR + 2.328%, 09/09/26(B)	1,000,000	990,724
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	883,811

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/25(A)(B)	$1,000,000	$1,028,301
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	709,268
Toronto-Dominion Bank MTN
5.291%, U.S. SOFR + 0.450%, 09/28/23(B)	3,587,000	3,585,772
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/26(B)	1,025,000	991,685
TTX MTN
3.600%, 01/15/25(A)	2,500,000	2,434,991
UBS Group
1.008%, H15T1Y + 0.830%, 07/30/24(A)(B)	2,500,000	2,464,878
USAA Capital
1.500%, 05/01/23(A)	1,000,000	1,000,000
0.500%, 05/01/24(A)	2,500,000	2,383,319
Wells Fargo MTN
2.406%, ICE LIBOR USD 3 Month + 0.825%, 10/30/25(B)	2,500,000	2,390,651
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	1,000,000	951,185
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	1,006,372

		125,903,825

HEALTH CARE — 1.2%
Adventist Health System
2.433%, 09/01/24	1,415,000	1,365,186
CommonSpirit Health
1.547%, 10/01/25	1,000,000	921,250
CVS Health
5.000%, 02/20/26	1,000,000	1,010,665
Elevance Health
5.350%, 10/15/25	330,000	334,190
GE HealthCare Technologies
5.600%, 11/15/25(A)	950,000	961,366
Quest Diagnostics
3.450%, 06/01/26	910,000	878,708

		5,471,365

INDUSTRIALS — 1.2%
AerCap Ireland Capital DAC
4.875%, 01/16/24	1,000,000	991,870
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	180,734	183,972
CNH Industrial
4.500%, 08/15/23	2,375,000	2,369,211

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INDUSTRIALS — continued
Mileage Plus Holdings
6.500%, 06/20/27(A)	$1,147,488	$1,145,697
Nature Conservancy
0.467%, 07/01/23	425,000	421,213
Regal Rexnord
6.050%, 02/15/26(A)	715,000	724,802

		5,836,765

INFORMATION TECHNOLOGY — 0.5%
Flex
6.000%, 01/15/28	550,000	560,717
Intel
4.875%, 02/10/26	1,105,000	1,118,073
Open Text
6.900%, 12/01/27(A)	570,000	588,731
Oracle
5.800%, 11/10/25	200,000	204,736

		2,472,257

MATERIALS — 1.5%
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,222,156
BHP Billiton Finance USA
4.875%, 02/27/26	500,000	505,624
Celanese US Holdings
6.050%, 03/15/25	1,025,000	1,028,214
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	973,750
LG Chemical
4.375%, 07/14/25(A)	570,000	560,405
Nutrien
5.950%, 11/07/25	370,000	380,785
1.900%, 05/13/23	1,175,000	1,173,446
Steel Dynamics
5.000%, 12/15/26	1,550,000	1,554,657

		7,399,037

REAL ESTATE — 0.2%
Realty Income
5.050%, 01/13/26	910,000	909,849

UTILITIES — 2.1%
Avangrid
3.200%, 04/15/25	2,500,000	2,398,463
3.150%, 12/01/24	1,000,000	966,062
Edison International
4.700%, 08/15/25	1,450,000	1,430,399
Electricite de France
3.625%, 10/13/25(A)	500,000	489,224
NextEra Energy Capital Holdings
6.051%, 03/01/25	515,000	523,236
Pacific Gas and Electric
5.450%, 06/15/27	725,000	718,897
Pennsylvania Electric
5.150%, 03/30/26(A)	500,000	501,845

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Southern
5.150%, 10/06/25	$750,000	$756,998
Southern Power
4.150%, 12/01/25	1,000,000	980,761
0.900%, 01/15/26	1,000,000	907,851

		9,673,736

Total Corporate Obligations
(Cost $193,676,214)		189,786,765

U.S. TREASURY OBLIGATIONS — 28.8%

	Face Amount	Value
U.S. Treasury Notes
4.250%, 10/15/25	$7,000,000	$7,050,859
4.000%, 12/15/25	5,000,000	5,017,383
4.000%, 02/15/26	19,800,000	19,891,266
3.000%, 10/31/25	2,450,000	2,396,885
2.875%, 06/15/25	28,000,000	27,337,187
2.750%, 02/28/25	7,640,000	7,449,000
2.625%, 03/31/25	3,640,000	3,540,042
2.500%, 05/31/24	705,000	688,036
2.250%, 11/15/24	3,600,000	3,485,672
2.250%, 12/31/24	2,580,000	2,495,747
1.875%, 06/30/26	33,900,000	32,026,230
1.750%, 12/31/24	14,145,000	13,571,464
1.125%, 02/28/25	1,280,000	1,211,550
0.250%, 06/30/25	9,150,000	8,449,811

Total U.S. Treasury Obligations
(Cost $137,216,313)		134,611,132

ASSET-BACKED SECURITIES — 18.0%

	Face Amount	Value
Automotive — 9.2%
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl A
4.120%, 02/13/26 (A)	$112,263	$111,703
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/26 (A)	520,000	520,002
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/26	950,000	918,508
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/27	1,000,000	1,009,176
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	749,615	737,097

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/25	$265,000	$265,312
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/26	480,000	481,318
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/26	540,000	538,852
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	500,000	500,775
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	198,292	181,683
Carvana Auto Receivables Trust, Ser 2022-P3, Cl A2
4.420%, 12/10/25	631,325	627,675
Chesapeake Funding II, Ser 2023-1A, Cl A1
5.650%, 05/15/35 (A)	1,100,000	1,104,533
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	401,305	397,996
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	1,250,000	1,211,642
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	285,000	280,660
Enterprise Fleet Financing, Ser 2023-1, Cl A2
5.510%, 01/22/29 (A)	545,000	546,751
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/24	101,059	100,993
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/25 (A)	1,082,659	1,074,919
Flagship Credit Auto Trust, Ser 2022-3, Cl A2
4.060%, 10/15/25 (A)	640,632	635,724
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/27 (A)	700,000	700,008
Flagship Credit Auto Trust, Ser 2023-2, Cl A3
5.220%, 12/15/27 (A)	599,000	599,232
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/25	1,250,000	1,209,737
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	1,495,000	1,492,779

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/26 (A)	$1,438,434	$1,427,045
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	515,000	512,144
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	900,000	895,070
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/27	1,000,000	1,003,403
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A2A
5.100%, 05/18/26	695,000	693,308
GM Financial Consumer Automobile Receivables Trust, Ser 2023-2, Cl A3
4.470%, 02/16/28	475,000	472,732
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,413,443
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A3
3.350%, 06/16/25 (A)	1,435,000	1,408,057
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/26 (A)	990,000	990,123
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	902,350
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A2A
5.190%, 12/15/25	810,000	808,293
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A3
4.580%, 04/15/27	355,000	353,645
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	895,000	894,650
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	429,887	428,832
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/25	307,836	307,072
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (A)	1,000,000	972,586

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Tesla Auto Lease Trust, Ser 2021-B, Cl A3
0.600%, 09/22/25 (A)	$1,540,000	$1,476,409
Tesla Auto Lease Trust, Ser 2021-B, Cl D
1.320%, 09/22/25 (A)	1,000,000	934,061
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	935,000	907,857
Toyota Lease Owner Trust, Ser 2023-A, Cl A3
4.930%, 04/20/26 (A)	555,000	556,783
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/26 (A)	494,106	493,233
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (A)	640,310	637,935
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (A)	606,666	605,639
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A3
0.950%, 06/16/25 (A)	1,908,000	1,877,870
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl A2
5.240%, 07/15/25 (A)	1,250,000	1,246,708
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	940,000	938,944
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	689,368	671,586
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	2,500,000	2,438,862
World Omni Select Auto Trust, Ser 2023-A, Cl A3
5.650%, 07/17/28	700,000	709,160

		43,224,875

Other Asset-Backed Securities — 8.8%
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/28 (A)	755,000	754,798
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	441,604	438,954
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.310%, ICE LIBOR USD 3 Month + 1.060%, 04/20/31 (A)(B)	925,000	916,643

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.233%, ICE LIBOR USD 3 Month + 0.960%, 04/23/31 (A)(B)	$1,675,000	$1,660,027
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	279,943	277,418
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/30 (A)	1,000,000	1,007,645
CIFC Funding, Ser 2017-5A, Cl A1
6.440%, ICE LIBOR USD 3 Month + 1.180%, 11/16/30 (A)(B)	1,201,894	1,193,897
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/25	473,010	469,777
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/28	1,000,000	1,004,257
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/27 (A)	794,814	788,552
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	605,000	602,352
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	680,952
DLLST, Ser 2022-1A, Cl A2
2.790%, 01/22/24 (A)	417,662	415,427
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/26 (A)	2,000,000	1,985,355
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	270,960	258,595
Flatiron CLO 17, Ser 2021-1A, Cl AR
5.844%, ICE LIBOR USD 3 Month + 0.980%, 05/15/30 (A)(B)	1,325,014	1,314,172
FREED ABS Trust, Ser 2022-2CP, Cl A
3.030%, 05/18/29 (A)	313,380	312,585
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
6.406%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	2,378,108	2,348,241
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	440,733
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	605,000	601,656

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
John Deere Owner Trust, Ser 2023-A, Cl A3
5.010%, 11/15/27	$850,000	$860,122
Kubota Credit Owner Trust, Ser 2023-1A, Cl A2
5.400%, 02/17/26 (A)	500,000	499,422
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	3,250,000	3,128,167
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/32 (A)	171,391	169,616
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/32 (A)	348,830	345,979
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	558,014
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	170,600	144,844
OBX Trust, Ser 2023-NQM2, Cl A1
6.319%, 01/25/62 (A)	881,883	890,920
Octagon Investment Partners 35, Ser 2018-1A, Cl A1A
6.310%, ICE LIBOR USD 3 Month + 1.060%, 01/20/31 (A)(B)	1,496,734	1,485,501
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
6.230%, ICE LIBOR USD 3 Month + 0.970%, 04/15/31 (A)(B)	540,000	534,777
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	564,957	547,775
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,778,027
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/25 (A)	4,000,000	3,979,727
RR 24, Ser 2022-24A, Cl A1
7.386%, TSFR3M + 2.400%, 01/15/32 (A)(B)	1,698,562	1,701,310
SCF Equipment Leasing, Ser 2019-2A, Cl B
2.760%, 08/20/26 (A)	870,000	843,700
SCF Equipment Leasing, Ser 2020-1A, Cl A3
1.190%, 10/20/27 (A)	452,191	445,546
SCF Equipment Leasing, Ser 2022-2A, Cl A2
6.240%, 07/20/28 (A)	635,157	637,019

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (A)	$307,831	$307,776
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
5.837%, ICE LIBOR USD 3 Month + 0.960%, 11/18/30 (A)(B)	749,252	741,054
Transportation Finance Equipment Trust, Ser 2019-1, Cl A4
1.880%, 03/25/24 (A)	718,830	717,331
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/28	1,575,000	1,578,515
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	457,572	415,395
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	316,522	291,990
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	915,428	700,429

		40,774,992

Total Asset-Backed Securities
(Cost $84,745,272)		83,999,867

MORTGAGE-BACKED SECURITIES — 6.4%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 1.4%
FHLMC
5.000%, 07/01/35	$122,394	$124,574
FNMA
5.000%, 03/01/34	97,626	99,256
3.500%, 11/01/34	1,563,841	1,531,385
3.000%, 02/01/35	1,966,451	1,889,772
FNMA, Ser 2009-62, Cl WA
5.579%, 08/25/39 (B)	28,342	28,645
FNMA, Ser 2013-9, Cl AE
1.750%, 03/25/39	43,426	42,983
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	593,402	567,040
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,757,317	1,726,516
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	25,694	25,008
GNMA, Ser 2016-131, Cl A
2.200%, 04/16/57	76,600	75,619
GNMA, Ser 2017-99, Cl WA
4.876%, 12/20/32 (B)	248,940	248,461
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	288,837	281,739

		6,640,998

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligation — 5.0%
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	$395,309	$381,702
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.880%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	478,054
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.380%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,433,409
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,156,706
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.401%, ICE LIBOR USD 1 Month + 0.540%, 02/25/35 (B)	9,728	8,536
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 08/10/50	1,500,000	1,487,732
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	379,165	373,321
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,220,609
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	762,840	745,569
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	982,335	970,670
DBUBS Mortgage Trust, Ser 2017-BRBK, Cl E
3.648%, 10/10/34 (A)(B)	521,000	442,143
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.328%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	1,073,811	1,041,539
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSC
5.067%, 03/10/33 (A)(B)	400,000	338,190
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
5.621%, TSFR1M + 0.731%, 08/15/36 (A)(B)	115,000	114,220
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
3.502%, 08/25/34 (B)	16,282	15,061
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,000,000	897,771

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.061%, 08/25/34 (B)	$14,027	$13,822
Life Mortgage Trust, Ser 2021-BMR, Cl A
5.705%, TSFR1M + 0.814%, 03/15/38 (A)(B)	1,867,643	1,817,824
Manhattan West 2020-1MW Mortgage Trust, Ser 1MW, Cl C
2.413%, 09/10/39 (A)(B)	214,000	175,211
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.805%, TSFR1M + 0.915%, 04/15/38 (A)(B)	4,650,000	4,539,510
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	592,449	578,025
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,819,707
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	965,000	868,883
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	89,304	75,299
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.253%, ICE LIBOR USD 1 Month + 2.305%, 11/15/36 (A)(B)	450,000	418,043

		23,411,556

Total Mortgage-Backed Securities
(Cost $30,846,750)		30,052,554

MUNICIPAL BONDS — 2.8%

	Face Amount	Value
California — 0.6%
California Community Choice Financing Authority, RB
5.950%, 08/01/29	$825,000	$843,840
City of Union City California, RB
5.920%, 07/01/24	1,730,000	1,739,895

		2,583,735

Florida — 0.4%
Florida Development Finance
7.500%, 07/01/57 (A)(B)	1,000,000	982,740
7.250%, 07/01/57 (A)(B)	1,000,000	1,012,652

		1,995,392

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$1,072,517	$1,032,034

Illinois — 0.0%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	243,954

Indiana — 0.1%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	500,000	499,658

Louisiana — 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
3.615%, 02/01/29	1,028,094	1,006,311

Montana — 0.1%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	262,542

New Jersey — 0.4%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,007,426
4.927%, 03/01/26	1,000,000	1,002,117

		2,009,543

New York — 0.4%
New York State Energy Research & Development Authority, Ser A, RB
4.480%, 04/01/25	500,000	494,969
4.336%, 04/01/24	1,000,000	990,583
Utility Debt Securitization Authority, Ser T, RB
3.435%, 12/15/25	653,000	650,041

		2,135,593

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Ser G
2.370%, 11/01/27 (A)	1,000,000	896,734
2.165%, 11/01/26 (A)	500,000	455,673

		1,352,407

South Dakota — 0.1%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	255,193

Total Municipal Bonds
(Cost $13,364,866)		13,376,362

REPURCHASE AGREEMENT — 2.2%
	Face Amount	Value
Socgen Triparty Tsy 4.760%, dated 04/28/23, to be repurchased on 05/01/23, repurchase price $10,104,006, collateralized by a U.S. Government obligation, par value $10,302,001, 5.000%, 12/20/2052, with a total market value of $10,263,236	$10,100,000	$10,100,000

Total Repurchase Agreements
(Cost $10,100,000)		10,100,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%

	Face Amount	Value
Export-Import Bank of the United States
2.628%, 11/12/26	$2,006,766	$1,960,166
Export-Import Bank of the United States
1.900%, 07/12/24	543,816	530,360
United States International Development Finance
1.790%, 10/15/29	374,735	342,898

Total U.S. Government Agency Obligations
(Cost $2,950,381)		2,833,424

Total Investments in Securities — 99.4%
(Cost $472,899,796)		$464,760,104

Percentages are based on Net Assets of $467,370,226.

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	317	Jun-2023	$65,100,089	$65,354,008	$253,920
Short Contracts
U.S. 5-Year Treasury Note	(8)	Jun-2023	(857,482)	(877,938)	(20,456)

			$64,242,607	$64,476,070	$233,464

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND

APRIL 30, 2023 (Unaudited)

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2023 was $140,121,629 and represented 30.0% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$189,786,765	$—	$189,786,765
U.S. Treasury Obligations	7,449,000	127,162,132	—	134,611,132
Asset-Backed Securities	—	83,999,867	—	83,999,867
Mortgage-Backed Securities	—	30,052,554	—	30,052,554
Municipal Bonds	—	13,376,362	—	13,376,362
Repurchase Agreement	—	10,100,000	—	10,100,000
U.S. Government Agency Obligations	—	2,833,424	—	2,833,424

Total Investments in Securities	$7,449,000	$457,311,104	$—	$464,760,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$253,920	$—	$—	$253,920
Unrealized Depreciation	(20,456)	—	—	(20,456)

Total Other Financial Instruments	$233,464	$—	$—	$233,464

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
MORTGAGE-BACKED SECURITIES — 32.9%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 28.2%
FHLMC
7.000%, 11/01/32	$221,783	$230,726
7.000%, 10/01/32	6,480	6,813
7.000%, 09/01/32	12,637	13,246
7.000%, 07/01/32	2,743	2,907
7.000%, 06/01/32	46,560	48,560
6.500%, 01/01/38	821	862
6.500%, 11/01/37	1,198	1,238
6.500%, 09/01/37	24,451	25,621
6.500%, 08/01/37	2,101	2,173
6.500%, 12/01/32	72,071	75,829
6.500%, 12/01/31	1,986	2,070
6.000%, 05/01/39	37,449	39,453
6.000%, 04/01/39	15,638	16,061
6.000%, 02/01/39	15,631	16,296
6.000%, 09/01/38	9,006	9,460
6.000%, 06/01/38	3,154	3,150
6.000%, 11/01/36	26,587	27,844
6.000%, 12/01/33	10,472	10,883
6.000%, 01/01/24	4,434	4,416
5.856%, ICE LIBOR USD 12 MONTH + 1.623%, 12/01/45 (A)	125,054	127,162
5.500%, 11/01/52	19,754,625	19,918,466
5.500%, 06/01/37	516	526
5.500%, 01/01/35	78,532	81,438
5.005%, ICE LIBOR USD 12 MONTH + 1.630%, 05/01/44 (A)	5,520	5,402
5.000%, 11/01/52	1,713,285	1,706,396
5.000%, 04/01/34	5,478	5,519
4.886%, ICE LIBOR USD 12 MONTH + 1.650%, 04/01/43 (A)	47,640	47,422

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.803%, ICE LIBOR USD 12 Month + 1.632%, 05/01/46 (A)	$23,000	$23,250
4.500%, 10/01/52	4,854,453	4,745,801
4.500%, 09/01/52	8,152,591	7,978,677
4.500%, 06/01/52	0	—
4.500%, 09/01/48	687,226	684,040
4.500%, 03/01/47	472,780	471,586
4.500%, 03/01/46	86,005	85,872
4.500%, 11/01/45	175,374	175,185
4.500%, 02/01/45	602,910	596,710
4.500%, 10/01/44	25,731	25,642
4.500%, 08/01/44	464,573	463,855
4.500%, 07/01/44	159,306	159,060
4.500%, 03/01/44	10,814	10,798
4.500%, 01/01/44	101,183	101,026
4.500%, 12/01/43	86,169	85,870
4.500%, 11/01/43	11,528	11,581
4.500%, 05/01/42	42,837	43,035
4.500%, 09/01/41	138,491	139,132
4.500%, 07/01/41	20,073	20,166
4.500%, 05/01/41	43,367	43,564
4.500%, 04/01/40	57,831	58,099
4.500%, 12/01/33	19,116	19,086
4.500%, 06/01/31	18,945	18,915
4.500%, 06/01/26	2,243	2,241
4.500%, 02/01/26	4,845	4,840
4.399%, ICE LIBOR USD 12 MONTH + 1.697%, 04/01/38 (A)	93,182	94,084
4.285%, ICE LIBOR USD 12 Month + 2.035%, 09/01/37 (A)	1,905	1,872
4.236%, SOFR30A + 2.281%, 09/01/52 (A)	1,001,385	980,013
4.224%, ICE LIBOR USD 12 Month + 1.724%, 04/01/36 (A)	5,579	5,488
4.197%, ICE LIBOR USD 12 Month + 1.973%, 04/01/40 (A)	4,283	4,222
4.145%, ICE LIBOR USD 12 MONTH + 1.877%, 01/01/42 (A)	32,899	33,378
4.075%, ICE LIBOR USD 12 MONTH + 1.655%, 08/01/44 (A)	219,490	220,532
4.007%, ICE LIBOR USD 12 MONTH + 1.764%, 11/01/39 (A)	93,234	94,568
4.000%, 08/01/52	1,351,193	1,300,868
4.000%, 01/01/52	1,280,291	1,225,085
4.000%, 05/01/46	743,997	725,720
4.000%, 07/01/34	66,440	64,902

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.000%, 10/01/31	$38,919	$38,031
3.982%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	13,816	13,846
3.977%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	137,033	137,383
3.914%, ICE LIBOR USD 12 MONTH + 1.630%, 01/01/45 (A)	174,276	174,620
3.880%, ICE LIBOR USD 12 MONTH + 1.630%, 12/01/44 (A)	32,041	32,113
3.878%, ICE LIBOR USD 12 MONTH + 1.788%, 08/01/42 (A)	3,065	3,093
3.876%, ICE LIBOR USD 12 MONTH + 1.613%, 01/01/44 (A)	27,572	27,687
3.864%, ICE LIBOR USD 12 Month + 1.615%, 11/01/44 (A)	31,864	32,026
3.846%, ICE LIBOR USD 12 MONTH + 1.814%, 10/01/41 (A)	7,807	7,787
3.786%, ICE LIBOR USD 12 MONTH + 1.607%, 11/01/44 (A)	348,856	351,832
3.777%, ICE LIBOR USD 12 MONTH + 1.609%, 10/01/44 (A)	51,056	51,367
3.771%, ICE LIBOR USD 12 Month + 1.630%, 01/01/45 (A)	21,412	21,491
3.684%, ICE LIBOR USD 12 MONTH + 1.630%, 07/01/44 (A)	28,687	28,569
3.500%, 07/01/52	9,778,951	9,133,006
3.500%, 06/01/52	2,341,543	2,182,525
3.500%, 05/01/52	5,555,935	5,183,885
3.500%, 04/01/52	15,660,833	14,594,743
3.500%, 02/01/52	576,287	535,906
3.500%, 01/01/52	3,333,271	3,106,082
3.500%, 04/01/37	410,396	396,058
3.170%, ICE LIBOR USD 12 Month + 1.630%, 02/01/45 (A)	165,743	161,734
3.000%, 03/01/52	1,479,156	1,340,752
3.000%, 02/01/50	3,532,487	3,205,545
2.500%, 09/01/52	8,273,733	7,169,058
2.500%, 02/01/51	2,490,696	2,182,748
2.500%, 11/01/50	3,950,311	3,453,943
2.500%, 10/01/50	3,155,399	2,765,366
2.500%, 07/01/50	5,224,034	4,565,212

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.500%, 01/01/36	$1,170,244	$1,091,743
2.000%, 06/01/52	1,866,313	1,554,401
2.000%, 04/01/52	1,853,738	1,543,369
2.000%, 03/01/52	3,183,299	2,657,300
2.000%, 02/01/52	1,803,977	1,501,681
2.000%, 01/01/52	1,501,253	1,253,914
2.000%, 12/01/50	3,842,216	3,226,366
2.000%, 11/01/50	1,421,602	1,197,416
2.000%, 09/01/50	1,283,904	1,072,388
2.000%, 07/01/50	5,852,388	4,928,433
2.000%, 02/01/42	1,820,171	1,566,208
FHLMC Multifamily ML Certificates, Ser ML13, Cl ACA
2.875%, 07/25/36	2,474,752	2,211,450
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,240,000	1,201,184
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.709%, 07/25/32(A)	20,182	19,905
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.401%, 07/25/33(A)	189,086	182,344
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43(A)	111,547	113,190
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42(A)	45,289	47,274
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	348,690	372,173
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	21,347	22,810
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	45,535	46,521
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	11,050	11,465
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	42,731	43,447
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	148,052	153,189
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	43,230	43,509
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	123,719	127,655

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	$35,394	$35,515
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,625	2,637
FHLMC, Ser 2013-299, Cl F1
5.448%, ICE LIBOR USD 1 MONTH + 0.500%, 01/15/43 (A)	162,846	159,495
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43(A)	119,303	118,969
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44(A)	213,334	213,916
FHLMC, Ser 2015-4440, Cl ZD
2.500%, 02/15/45	3,516,105	3,105,275
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	447,612	433,336
FNMA
7.000%, 12/01/37	283	307
7.000%, 08/01/32	129,788	134,976
7.000%, 11/01/29	41,962	43,312
6.500%, 01/01/49	5,354	5,662
6.500%, 10/01/39	38,696	40,777
6.500%, 08/01/39	16,035	17,062
6.500%, 10/01/38	13,675	14,487
6.500%, 03/01/38	5,524	5,722
6.500%, 02/01/38	3,759	3,968
6.500%, 12/01/37	14,981	15,785
6.500%, 11/01/37	864	914
6.500%, 03/01/35	173,784	181,719
6.500%, 05/01/33	2,511	2,604
6.500%, 12/01/32	9,044	9,506
6.500%, 08/01/32	21,618	22,440
6.000%, 07/01/39	63,721	66,150
6.000%, 05/01/38	32,820	34,312
6.000%, 08/01/37	86,442	89,742
6.000%, 07/01/37	20,358	21,030
6.000%, 03/01/37	10,639	11,066
6.000%, 09/01/36	66,157	68,674
6.000%, 03/01/36	8,500	8,823
6.000%, 11/01/35	11,789	12,240
6.000%, 07/01/35	5,087	5,315
6.000%, 04/01/35	50,787	53,136
6.000%, 04/01/34	12,510	12,987
6.000%, 03/01/34	176,948	183,689
6.000%, 12/01/33	3,251	3,375
6.000%, 11/01/33	3,215	3,338
6.000%, 12/01/32	4,132	4,289
6.000%, 06/01/23	3	3
5.500%, 02/01/38	2,614	2,676
5.500%, 04/01/37	116,505	120,700
5.500%, 09/01/36	9,870	10,227
5.500%, 10/01/35	49,197	50,733
5.500%, 04/01/35	162,961	168,836
5.500%, 11/01/33	6,144	6,365

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
5.500%, 06/01/33	$33,874	$35,095
5.500%, 11/01/29	5,448	5,522
5.500%, 01/01/25	423	422
5.500%, 05/01/24	166	165
5.500%, 03/01/24	207	206
5.500%, 01/01/24	1	—
5.500%, 11/01/23	1	1
5.000%, 11/01/52	23,053,526	22,925,896
5.000%, 06/01/52	1,589,741	1,584,519
5.000%, 03/01/49	196,982	198,225
5.000%, 12/01/48	168,322	170,525
5.000%, 08/01/40	13,291	13,536
5.000%, 09/01/39	44,109	44,912
5.000%, 09/01/25	2,444	2,453
5.000%, 04/01/25	7	7
4.606%, ICE LIBOR USD 12 MONTH + 1.565%, 05/01/44 (A)	63,208	63,362
4.500%, 09/01/52	9,892,109	9,670,704
4.500%, 08/01/52	3,339,514	3,275,683
4.500%, 03/01/52	346,322	346,252
4.500%, 06/01/48	303,452	301,235
4.500%, 07/01/47	95,025	95,364
4.500%, 02/01/46	623,634	625,413
4.500%, 09/01/45	48,669	48,542
4.500%, 02/01/45	220,056	219,481
4.500%, 10/01/44	24,801	24,736
4.500%, 09/01/43	8,284	8,262
4.500%, 01/01/43	543,380	540,185
4.500%, 07/01/42	200,282	200,996
4.500%, 01/01/42	62,288	62,191
4.500%, 12/01/41	27,579	27,606
4.500%, 11/01/41	27,966	28,066
4.500%, 09/01/41	14,271	14,181
4.500%, 08/01/41	12,661	12,706
4.500%, 05/01/41	1,016,719	1,018,421
4.500%, 06/01/36	22,471	22,547
4.500%, 09/01/31	42,720	42,608
4.500%, 06/01/31	12,775	12,742
4.500%, 01/01/31	115,468	115,165
4.500%, 08/01/26	57,018	56,898
4.500%, 10/01/24	12,766	12,753
4.206%, ICE LIBOR USD 12 MONTH + 1.568%, 05/01/45 (A)	255,192	255,116
4.128%, H15T1Y + 2.290%, 08/01/34 (A)	12,066	11,983
4.078%, H15T1Y + 1.999%, 09/01/34 (A)	871	881
4.050%, ICE LIBOR USD 12 MONTH + 1.550%, 02/01/44 (A)	660	650
4.028%, ICE LIBOR USD 12 MONTH + 1.778%, 12/01/39 (A)	13,352	13,180

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.000%, 10/01/52	$2,667,878	$2,563,974
4.000%, 08/01/52	1,413,555	1,351,941
4.000%, 07/01/52	1,829,093	1,749,086
4.000%, 06/01/52	39,170,221	37,444,793
4.000%, 04/01/52	1,644,785	1,585,567
4.000%, 10/01/51	1,750,699	1,677,919
4.000%, 04/01/48	1,620,543	1,577,337
4.000%, 03/01/46	3,788,576	3,693,465
4.000%, 01/01/37	339,313	331,102
4.000%, 11/01/35	68,785	67,122
4.000%, 01/01/35	1,088,328	1,062,016
4.000%, 10/01/34	589,168	574,966
4.000%, 06/01/34	642,507	626,992
4.000%, 03/01/34	255,143	248,976
4.000%, 11/01/33	396,396	386,821
4.000%, 10/01/33	50,185	48,972
4.000%, 10/01/32	53,763	52,469
4.000%, 09/01/31	146,965	143,421
4.000%, 12/01/30	224,138	218,739
4.000%, 11/01/30	161,287	157,401
3.972%, ICE LIBOR USD 12 MONTH + 1.790%, 06/01/38 (A)	4,525	4,608
3.961%, ICE LIBOR USD 12 MONTH + 1.586%, 02/01/44 (A)	19,636	19,753
3.960%, ICE LIBOR USD 12 Month + 1.815%, 07/01/41 (A)	49,272	50,338
3.909%, ICE LIBOR USD 12 MONTH + 1.551%, 02/01/44 (A)	14,036	14,103
3.907%, ICE LIBOR USD 12 Month + 1.681%, 11/01/36 (A)	5,901	5,799
3.858%, ICE LIBOR USD 12 Month + 1.685%, 06/01/42 (A)	12,647	12,516
3.851%, ICE LIBOR USD 12 MONTH + 1.698%, 04/01/44 (A)	81,577	82,455
3.850%, ICE LIBOR USD 12 MONTH + 1.600%, 12/01/44 (A)	30,277	30,451
3.840%, ICE LIBOR USD 12 MONTH + 1.590%, 12/01/44 (A)	162,351	163,032
3.830%, ICE LIBOR USD 12 Month + 1.580%, 11/01/44 (A)	20,273	20,456
3.830%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/44 (A)	2,236	2,256

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.827%, ICE LIBOR USD 12 MONTH + 1.577%, 10/01/44 (A)	$150,125	$151,579
3.814%, ICE LIBOR USD 12 MONTH + 1.564%, 01/01/44 (A)	54,659	53,967
3.729%, ICE LIBOR USD 12 MONTH + 1.576%, 08/01/43 (A)	3,089	3,031
3.721%, ICE LIBOR USD 12 Month + 1.557%, 01/01/45 (A)	27,494	27,622
3.698%, SOFR30A + 2.238%, 10/01/52 (A)	3,572,445	3,445,719
3.667%, ICE LIBOR USD 12 MONTH + 1.620%, 11/01/48 (A)	271,135	266,598
3.578%, ICE LIBOR USD 12 MONTH + 1.590%, 07/01/44 (A)	128,703	130,313
3.528%, ICE LIBOR USD 12 MONTH + 1.470%, 06/01/35 (A)	2,779	2,726
3.500%, 05/01/52	1,208,894	1,129,049
3.500%, 04/01/52	7,495,083	7,009,330
3.500%, 03/01/52	2,031,934	1,888,288
3.500%, 01/01/52	2,284,659	2,124,852
3.500%, 11/01/51	1,421,601	1,323,062
3.500%, 04/01/37	365,649	352,783
3.500%, 02/01/31	521,243	508,467
3.500%, 12/01/29	197,339	192,262
3.354%, ICE LIBOR USD 12 MONTH + 1.580%, 04/01/44 (A)	113,470	113,938
3.210%, ICE LIBOR USD 12 Month + 1.562%, 06/01/44 (A)	45,982	46,455
3.115%, ICE LIBOR USD 12 Month + 1.460%, 05/01/35 (A)	23,061	23,212
3.095%, ICE LIBOR USD 12 Month + 1.653%, 05/01/46 (A)	38,545	38,040
3.079%, ICE LIBOR USD 12 Month + 1.603%, 10/01/48 (A)	127,333	124,069
3.000%, 05/01/52	995,346	900,461
3.000%, 04/01/52	3,417,289	3,101,509
3.000%, 03/01/52	1,683,762	1,521,787
3.000%, 02/01/52	0	—
3.000%, 11/01/51	2,299,517	2,082,233
3.000%, 10/01/51	2,935,995	2,643,099
3.000%, 08/01/50	1,917,434	1,765,657
3.000%, 07/01/50	1,141,091	1,034,619

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.000%, 04/01/50	$1,736,041	$1,574,831
2.961%, ICE LIBOR USD 12 MONTH + 1.610%, 10/01/47 (A)	199,413	193,706
2.930%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/47 (A)	174,202	172,350
2.500%, 04/01/52	1,758,060	1,529,240
2.500%, 03/01/52	1,823,855	1,593,642
2.500%, 02/01/52	6,364,081	5,532,628
2.500%, 12/01/51	4,164,875	3,632,451
2.500%, 10/01/51	1,763,867	1,528,147
2.500%, 08/01/51	5,546,505	4,842,804
2.500%, 07/01/51	2,903,659	2,516,865
2.500%, 02/01/51	7,909,682	6,910,954
2.500%, 01/01/51	1,365,525	1,183,634
2.500%, 11/01/50	6,203,228	5,433,707
2.500%, 10/01/50	8,381,647	7,334,689
2.500%, 07/01/50	9,938,169	8,659,681
2.500%, 10/01/41	1,409,299	1,262,766
2.500%, 05/01/41	965,344	851,922
2.500%, 07/01/36	1,164,695	1,084,172
2.500%, 03/01/35	1,682,459	1,572,150
2.143%, H15T1Y + 2.143%, 08/01/34 (A)	848	841
2.000%, 04/01/52	3,541,207	2,952,781
2.000%, 03/01/52	1,929,646	1,608,463
2.000%, 11/01/51	7,050,243	5,874,859
2.000%, 10/01/51	3,496,944	2,934,069
2.000%, 09/01/51	1,762,059	1,473,268
2.000%, 08/01/51	1,894,570	1,581,094
2.000%, 02/01/51	1,255,104	1,050,066
2.000%, 01/01/51	3,289,432	2,752,341
2.000%, 12/01/50	533,650	446,521
2.000%, 10/01/50	1,838,717	1,537,272
2.000%, 08/01/50	768,530	643,049
2.000%, 09/01/36	1,530,357	1,382,823
2.000%, 01/01/36	1,363,361	1,233,628
1.500%, 10/01/50	1,894,563	1,498,118
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	15,443	15,214
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	131,285	133,080
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	87,267	89,918
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	3,055	3,115
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	8,288	8,386

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	$37,532	$38,380
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,656	1,779
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	4,862	4,892
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,340	1,387
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
7.000%, 09/25/41(A)	71,742	70,552
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42(A)	5,914	5,854
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42(A)	5,914	5,800
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
5.031%, 10/25/42(A)	61,544	63,105
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A
5.662%, 10/25/42(A)	25,037	25,706
FNMA Trust 2003-W2, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	7,718	8,231
FNMA Trust 2004-W2, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	14,037	14,708
FNMA Trust 2004-W2, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	5,500	5,790
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	36,363	37,464
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	12,170	12,545
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	65,054	67,142
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	16,871	17,471
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	4,848	4,972
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	5,162	5,459
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	185,249	180,226
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	49,130	48,611

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA, Ser 2013-128, Cl CF
5.620%, ICE LIBOR USD 1 Month + 0.600%, 12/25/43 (A)	$262,655	$258,640
FNMA, Ser 2014-1, Cl KF
5.620%, ICE LIBOR USD 1 MONTH + 0.600%, 02/25/44 (A)	380,210	373,820
FNMA, Ser M1G, Cl A2
1.516%, 11/25/30(A)	3,100,000	2,557,685
FNMA, Ser M3G, Cl A2
1.287%, 01/25/31(A)	2,000,000	1,622,574
Freddie Mac Multifamily ML Certificates
1.219%, 07/25/41 (A)(B)	10,005,240	1,018,198
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.854%, 10/25/49 (A)(B)	2,788,000	2,593,821
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C
4.230%, 02/25/51 (A)(B)	3,095,000	2,867,004
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.421%, 11/25/51 (A)(B)	2,890,000	2,719,542
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C
4.437%, 11/25/51 (A)(B)	2,062,000	1,940,850
FREMF 2019-K89 Mortgage Trust, Ser K89, Cl C
4.434%, 01/25/51 (A)(B)	1,042	973
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C
3.942%, 08/25/56 (A)(B)	1,910,000	1,732,413
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.418%, 01/25/53 (A)(B)	640,000	593,169
FREMF K-100 Mortgage Trust, Ser K100, Cl C
3.615%, 11/25/52 (A)(B)	130,000	114,926
FREMF Mortgage Trust, Ser 2018-K75, Cl C
4.113%, 04/25/51 (A)(B)	145,000	135,266
GNMA
7.000%, 12/15/29	768	806
6.500%, 05/15/29	1,339	1,374
5.000%, 03/20/53	11,484,088	11,441,041
5.000%, 02/20/53	10,615,658	10,569,015
4.500%, 08/20/52	6,567,540	6,433,168
4.000%, 08/20/52	13,233,232	12,704,645
4.000%, 04/20/52	118,802	114,209
4.000%, 03/20/52	126,004	121,134
4.000%, 02/20/52	1,727,849	1,661,099
4.000%, 01/20/52	1,376,394	1,323,238
4.000%, 12/20/48	1,465,650	1,418,178

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.500%, 08/20/52	$11,361,740	$10,653,733
3.500%, 07/20/52	1,963,459	1,841,108
3.500%, 03/20/52	2,094,046	1,965,303
3.500%, 02/20/52	1,540,761	1,450,795
3.500%, 01/20/52	1,638,567	1,537,861
3.500%, 06/20/51	1,637,599	1,548,139
3.500%, 01/20/50	1,218,136	1,153,354
3.500%, 10/20/49	3,063,982	2,880,607
3.000%, 06/20/52	13,542,086	12,338,367
3.000%, 10/20/51	2,013,832	1,843,629
3.000%, 07/20/51	2,796,272	2,562,516
3.000%, 05/20/51	1,281,661	1,175,318
2.500%, 07/20/52	1,610,956	1,422,583
2.500%, 04/20/52	9,279,687	8,194,437
2.500%, 03/20/52	3,439,244	3,027,018
2.500%, 11/20/51	1,879,310	1,660,776
2.500%, 08/20/51	1,680,024	1,486,094
2.500%, 05/20/51	873,212	773,662
2.500%, 03/20/51	2,048,461	1,810,370
2.500%, 12/20/50	1,712,311	1,461,972
2.000%, 05/20/52	8,625,235	7,372,598
2.000%, 04/20/52	1,450,919	1,240,257
2.000%, 10/20/51	1,851,048	1,587,330
2.000%, 01/20/51	1,242,866	1,069,640
2.000%, 12/20/50	1,640,733	1,395,809
2.000%, 11/20/50	3,334,476	2,871,546
GNMA, Ser 2002-49, Cl ZG
6.000%, 07/20/32	359,005	358,104
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	198,442	195,830
GNMA, Ser 2017-H17, Cl FQ
3.978%, ICE LIBOR USD 12 MONTH + 0.270%, 09/20/67 (A)	1,405,154	1,385,412
GNMA, Ser 2017-H22, Cl FH
5.001%, ICE LIBOR USD 12 MONTH + 0.220%, 11/20/67 (A)	928,102	906,084
GNMA, Ser 2017-H24, Cl FQ
5.645%, ICE LIBOR USD 12 MONTH + 0.200%, 11/20/67 (A)	990,659	977,249
GNMA, Ser 2018-H04, Cl FK
5.366%, ICE LIBOR USD 12 MONTH + 0.040%, 03/20/68 (A)	868,027	841,262
GNMA, Ser 2018-H05, Cl CF
5.386%, ICE LIBOR USD 12 MONTH + 0.060%, 03/20/68 (A)	967,826	925,899
GNMA, Ser 2018-H05, Cl FE
5.396%, ICE LIBOR USD 12 Month + 0.070%, 02/20/68 (A)	366,811	360,287

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2019-H09, Cl FG
2.522%, ICE LIBOR USD 12 MONTH + 0.350%, 05/20/69 (A)	$392,584	$384,951
GNMA, Ser 2019-H16, Cl CF
3.852%, ICE LIBOR USD 1 Month + 0.700%, 10/20/69 (A)	318,337	312,344
GNMA, Ser 2020-H01, Cl FV
5.351%, ICE LIBOR USD 1 MONTH + 0.650%, 01/20/70 (A)	3,572,442	3,454,961
GNMA, Ser 2020-H02, Cl FB
3.804%, ICE LIBOR USD 1 Month + 0.600%, 01/20/70 (A)	469,137	456,040
GNMA, Ser 2022-H04, Cl FG
5.075%, SOFR30A + 0.550%, 02/20/67 (A)	2,111,475	2,086,701
GNMA, Ser 2022-H08, Cl FE
5.309%, SOFR30A + 0.750%, 03/20/72 (A)	1,940,220	1,905,821
GNMA, Ser 2022-H09, Cl FA
5.460%, SOFR30A + 0.670%, 04/20/72 (A)	1,991,631	1,946,374
GNMA, Ser 2022-H11, Cl EF
5.760%, SOFR30A + 0.970%, 05/20/72 (A)	2,552,473	2,542,658
GNMA, Ser 2023-H04, Cl FC
5.640%, SOFR30A + 0.850%, 01/20/73 (A)	1,948,558	1,923,191
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	1,455	1,459
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	1,341	1,381
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.603%, 08/15/27 (A)	311	314

		512,680,752

Non-Agency Mortgage-Backed Obligation — 4.7%
BANK 2017-BNK5, Ser BNK5, Cl D
3.078%, 06/15/60 (A)(B)	386,000	256,536
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	680,801
Benchmark 2020-B16 Mortgage Trust, Ser B16, Cl D
2.500%, 02/15/53 (B)	5,470,000	3,214,758
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	4,000,000	2,018,292

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.380%, TSFR1M + 1.490%, 01/17/39 (A)(B)	$2,500,000	$2,433,409
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,058,674
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
3.097%, 11/13/39 (A)(B)	500,000	336,649
Century Plaza Towers 2019-CPT, Ser CPT, Cl E
3.097%, 11/13/39 (A)(B)	2,500,000	1,580,657
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	733,000	521,560
CFCRE Commercial Mortgage Trust 2016-C6, Ser C6, Cl D
4.329%, 11/10/49 (A)(B)	2,525,000	1,737,222
Citigroup Commercial Mortgage Trust 2014-GC21, Ser GC21, Cl D
5.106%, 05/10/47 (A)(B)	1,885,000	1,254,149
Citigroup Commercial Mortgage Trust 2022-GC48, Ser GC48, Cl C
5.038%, 05/15/54 (A)	3,000,000	2,364,322
COMM 2014-CCRE20 Mortgage Trust, Ser CR20, Cl C
4.597%, 11/10/47 (A)	2,980,000	2,621,326
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,190,259
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,294,879
Commercial Mortgage Trust 2022-LPFL, Ser LPFL, Cl C
7.284%, TSFR1M + 2.394%, 03/15/39 (A)(B)	2,560,000	2,479,880
CSMC 2014-USA OA, Ser USA, Cl C
4.336%, 09/15/37 (B)	3,550,000	2,898,086
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	684,564
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	565,000	508,771
FASST 2021-JR1 A2
2.000%, 04/25/51	2,612,259	2,392,675
FASST 2021-S2 A2 09/2051
1.750%, 09/25/51	2,509,277	2,334,067
FASST 21-S1-A2 07/25/2051
1.750%, 07/25/51	5,077,298	4,715,706

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	$2,570,000	$1,769,894
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
3.041%, 12/10/41 (A)(B)	1,000,000	852,932
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	2,085,000	1,871,853
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.275%, 10/15/48 (A)	5,170,000	4,748,282
JPMBB Commercial Mortgage Securities Trust 2015-C29, Ser C29, Cl C
4.327%, 05/15/48 (A)	5,750,000	5,154,744
New Residential Mortgage Loan Trust 2021-NQM2R, Ser 2021-NQ2R, Cl M1
2.201%, 10/25/58 (A)(B)	1,954,000	1,669,450
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88
2.812%, 12/18/51 (A)(B)	2,500,000	2,132,057
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	658,302
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,802,343
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	363,941
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	1,000,000	900,397
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,126,087
Palisades Center Trust 2016-PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,705,000	2,823,000
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(B)	0	—
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,995,000	1,404,657
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,181,414

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl C
3.856%, 07/05/36 (A)(B)	$2,800,000	$2,342,129
SLG Office Trust 2021-OVA, Ser OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	1,925,405
SPGN Mortgage Trust, Ser 2022-TFLM, Cl D
8.390%, TSFR1M + 3.500%, 02/15/39 (A)(B)	2,500,000	2,324,510
Taubman Centers Commercial Mortgage Trust 2022-DPM, Ser DPM, Cl C
8.667%, TSFR1M + 3.777%, 05/15/37 (A)(B)	1,225,000	1,166,726
Verus Securitization Trust 2021-2, Ser 2021-2, Cl M1
2.187%, 02/25/66(A)(B)	2,910,000	2,053,085
Verus Securitization Trust 2021-3, Ser 2021-3, Cl M1
2.397%, 06/25/66(A)(B)	1,555,000	1,022,274
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1
2.195%, 07/25/66(A)(B)	1,400,000	840,965
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64(A)(B)	2,745,000	2,021,315
Wells Fargo Commercial Mortgage Trust 2015-C28, Ser C28, Cl D
4.217%, 05/15/48(A)	1,685,000	1,377,384

		85,110,388

Total Mortgage-Backed Securities
(Cost $638,733,784)		597,791,140

CORPORATE OBLIGATIONS — 31.2%

	Face Amount	Value
COMMUNICATION SERVICES — 3.7%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,065,571
America Movil
4.375%, 04/22/49	1,700,000	1,516,676
AT&T
4.500%, 03/09/48	471,000	406,410
4.350%, 06/15/45	2,720,000	2,325,261
3.800%, 12/01/57	750,000	550,916
3.650%, 09/15/59	1,336,000	945,313
3.550%, 09/15/55	1,238,000	878,604
2.750%, 06/01/31	725,000	625,192
2.550%, 12/01/33	150,000	120,760

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
CCO Holdings
4.500%, 05/01/32	$975,000	$780,560
4.500%, 06/01/33(B)	975,000	776,113
4.250%, 01/15/34(B)	825,000	628,436
Charter Communications Operating
6.484%, 10/23/45	3,360,000	3,113,181
5.750%, 04/01/48	950,000	807,449
5.375%, 05/01/47	800,000	654,768
4.400%, 04/01/33	250,000	221,393
Comcast
5.500%, 11/15/32	850,000	910,974
4.650%, 02/15/33	1,500,000	1,517,353
4.400%, 08/15/35	2,340,000	2,294,789
3.450%, 02/01/50	905,000	699,827
2.800%, 01/15/51	225,000	151,900
Cox Communications
3.850%, 02/01/25(B)	800,000	781,147
3.500%, 08/15/27(B)	1,025,000	973,043
3.350%, 09/15/26(B)	575,000	548,876
1.800%, 10/01/30(B)	650,000	517,410
Paramount Global
4.950%, 01/15/31(C)	1,350,000	1,254,119
Prosus
4.987%, 01/19/52(B)	2,200,000	1,616,891
4.850%, 07/06/27(B)	500,000	481,050
4.193%, 01/19/32(B)	700,000	594,659
3.680%, 01/21/30(B)	1,400,000	1,192,310
3.061%, 07/13/31(B)	3,875,000	3,052,258
Rogers Communications
3.800%, 03/15/32(B)	1,705,000	1,535,245
Telecom Italia
5.303%, 05/30/24(B)	2,300,000	2,246,491
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,257,400
7.200%, 07/18/36	175,000	158,143
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,897,540
Time Warner Cable
6.750%, 06/15/39	800,000	777,798
T-Mobile USA
5.650%, 01/15/53	2,998,000	3,092,365
4.500%, 04/15/50	475,000	416,286
4.375%, 04/15/40	300,000	269,454
3.875%, 04/15/30	3,695,000	3,479,035
3.500%, 04/15/31	1,000,000	903,383
3.400%, 10/15/52	100,000	72,354
3.375%, 04/15/29	1,000,000	916,541
Verizon Communications
4.400%, 11/01/34	3,130,000	2,970,078
4.272%, 01/15/36	900,000	835,684
3.875%, 03/01/52	3,500,000	2,807,573
3.550%, 03/22/51	460,000	348,927
2.987%, 10/30/56	345,000	223,071

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES — continued
2.850%, 09/03/41	$2,500,000	$1,810,316
2.650%, 11/20/40	1,905,000	1,351,962
2.100%, 03/22/28	515,000	460,394
1.500%, 09/18/30	2,500,000	2,019,504
Vodafone Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79(A)	1,550,000	1,588,750
Walt Disney
6.650%, 11/15/37	555,000	659,302
Warnermedia Holdings
5.050%, 03/15/42(B)	85,000	72,676
3.755%, 03/15/27(B)	85,000	80,078

		65,253,559

CONSUMER DISCRETIONARY — 1.4%
Aptiv
3.250%, 03/01/32	250,000	218,443
Ford Motor
6.100%, 08/19/32	1,000,000	953,747
3.250%, 02/12/32	2,500,000	1,932,455
Ford Motor Credit
7.350%, 11/04/27	525,000	539,858
6.800%, 05/12/28	750,000	750,448
5.125%, 06/16/25	350,000	340,704
4.542%, 08/01/26	425,000	400,745
4.389%, 01/08/26	650,000	617,557
4.375%, 08/06/23	625,000	622,416
4.134%, 08/04/25	400,000	378,515
4.063%, 11/01/24	2,000,000	1,943,254
3.810%, 01/09/24	700,000	687,041
3.375%, 11/13/25	450,000	417,897
General Motors
5.400%, 10/15/29	1,350,000	1,331,585
5.200%, 04/01/45	2,370,000	2,005,445
Lowe’s
5.750%, 07/01/53	1,205,000	1,229,625
5.625%, 04/15/53	5,694,000	5,727,214
Nordstrom
6.950%, 03/15/28	865,000	834,725
Starbucks
4.450%, 08/15/49	2,500,000	2,257,924
Whirlpool
2.400%, 05/15/31	2,500,000	2,049,919
YMCA of Greater New York
3.160%, 08/01/31	615,000	511,094
ZF North America Capital
7.125%, 04/14/30(B)	320,000	329,997
6.875%, 04/14/28(B)	300,000	309,006

		26,389,614

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — 0.7%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	$1,510,000	$1,604,702
4.900%, 02/01/46	400,000	396,381
4.350%, 06/01/40	275,000	261,264
Coca-Cola
1.650%, 06/01/30	150,000	127,336
1.450%, 06/01/27	25,000	22,735
Mather Foundation
2.675%, 10/01/31	2,500,000	2,141,853
PepsiCo
3.900%, 07/18/32	3,000,000	2,948,781
2.875%, 10/15/49	3,340,000	2,556,917
RELX Capital
4.000%, 03/18/29	375,000	367,275
3.000%, 05/22/30	50,000	44,958
Sysco
2.400%, 02/15/30	2,500,000	2,175,644

		12,647,846

ENERGY — 3.1%
Azure Power Energy
3.575%, 08/19/26(B)	1,794,600	1,378,432
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,501,153
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,286,731
ConocoPhillips
4.150%, 11/15/34	455,000	425,326
Devon Energy
7.875%, 09/30/31	830,000	969,275
Diamondback Energy
6.250%, 03/15/53	1,640,000	1,713,949
6.250%, 03/15/33	4,050,000	4,320,167
Energy Transfer
4.400%, 03/15/27	2,945,000	2,871,790
2.900%, 05/15/25	1,935,000	1,846,943
Exxon Mobil
3.452%, 04/15/51	785,000	628,922
2.610%, 10/15/30	575,000	519,580
Hess
7.875%, 10/01/29	290,000	329,146
7.300%, 08/15/31	510,000	573,674
Hydro-Quebec
8.050%, 07/07/24	2,500,000	2,587,150
Kinder Morgan
5.550%, 06/01/45	3,285,000	3,098,148
5.200%, 03/01/48	450,000	401,772
4.800%, 02/01/33	230,000	222,671
Kinder Morgan Energy Partners
6.500%, 09/01/39	50,000	53,030
5.500%, 03/01/44	370,000	346,371

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
MPLX
5.500%, 02/15/49	$1,635,000	$1,512,971
Occidental Petroleum
2.900%, 08/15/24	1,750,000	1,696,415
Petrobras Global Finance BV
7.250%, 03/17/44	500,000	493,616
6.900%, 03/19/49	100,000	92,368
6.750%, 06/03/50	1,450,000	1,305,211
5.500%, 06/10/51	375,000	296,448
Petroleos Mexicanos
7.690%, 01/23/50	6,525,000	4,348,993
6.700%, 02/16/32	2,219,000	1,708,126
6.625%, 06/15/35	1,200,000	833,775
6.375%, 01/23/45	655,000	396,050
6.350%, 02/12/48	306,000	181,669
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/24(B)	808,284	815,154
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(B)	1,278,578	1,321,730
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(B)	766,460	772,975
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,433,950	2,017,136
Terraform Power Operating
7.430%, 05/21/29	2,493,719	2,487,484
Topaz Solar Farms
5.750%, 09/30/39(B)	2,456,871	2,422,960
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,279,533
Transcanada Trust
5.875%, ICE LIBOR USD 3 MONTH + 4.640%, 08/15/76(A)	975,000	923,081
5.625%, ICE LIBOR USD 3 MONTH + 3.528%, 05/20/75(A)	275,000	257,184
5.600%, H15T5Y + 3.986%, 03/07/82(A)	375,000	317,077
5.500%, U.S. SOFR + 4.416%, 09/15/79(A)	1,575,000	1,334,494
5.300%, ICE LIBOR USD 3 MONTH + 3.208%, 03/15/77(A)	3,150,000	2,709,027
Ultrapar International
5.250%, 06/06/29(B)	229,000	213,543
5.250%, 10/06/26(B)	625,000	599,219
Williams
3.500%, 11/15/30	575,000	526,179

		55,936,648

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — 14.6%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	$2,500,000	$2,129,722
Aflac
1.125%, 03/15/26	2,500,000	2,283,318
Allstate
5.250%, 03/30/33	1,130,000	1,151,296
American International Group
3.900%, 04/01/26	483,000	471,710
Ares Capital
4.250%, 03/01/25	1,370,000	1,310,081
Aviation Capital Group
4.125%, 08/01/25(B)	496,000	473,865
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,364,710
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A)(B)	2,500,000	2,090,575
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/28(A)	325,000	338,868
4.875%, 04/01/44	50,000	48,326
4.450%, 03/03/26	1,275,000	1,256,103
4.250%, 10/22/26	725,000	705,601
4.200%, 08/26/24	440,000	434,033
4.183%, 11/25/27	1,275,000	1,229,785
3.846%, H15T5Y + 2.000%, 03/08/37(A)	1,875,000	1,622,144
3.705%, ICE LIBOR USD 3 MONTH + 1.512%, 04/24/28(A)	1,545,000	1,464,927
3.093%, ICE LIBOR USD 3 MONTH + 1.090%, 10/01/25(A)	1,645,000	1,587,242
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,870,000	1,326,703
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/31(A)	50,000	42,210
1.530%, U.S. SOFR + 0.650%, 12/06/25(A)	3,000,000	2,812,794
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/33(A)	650,000	695,564
Barclays
7.437%, H15T1Y + 3.500%, 11/02/33(A)	325,000	357,918
5.501%, H15T1Y + 2.650%, 08/09/28(A)	450,000	448,737
4.836%, 05/09/28	725,000	687,851
4.375%, 09/11/24	1,375,000	1,336,696
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	801,011

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
1.007%, H15T1Y + 0.800%, 12/10/24(A)	$2,540,000	$2,452,275
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,555,725
Belrose Funding Trust
2.330%, 08/15/30(B)	1,990,000	1,487,713
BGC Partners
5.375%, 07/24/23	4,125,000	4,110,871
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,422,693
BNP Paribas
4.625%, 03/13/27(B)	1,275,000	1,240,446
4.375%, 09/28/25(B)	1,275,000	1,223,599
4.375%, 05/12/26(B)	250,000	239,664
4.250%, 10/15/24	2,150,000	2,108,286
1.675%, U.S. SOFR + 0.912%, 06/30/27(A)(B)	2,450,000	2,185,953
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	2,500,000	2,206,498
Brookfield Finance
4.850%, 03/29/29	1,435,000	1,411,540
Caisse d’Amortissement de la Dette Sociale
2.125%, 01/26/32(B)	2,500,000	2,188,910
1.000%, 10/21/30(B)	2,500,000	2,051,475
Cantor Fitzgerald
4.875%, 05/01/24(B)	215,000	210,748
Capital One Financial
5.268%, U.S. SOFR + 2.370%, 05/10/33(A)	1,770,000	1,688,363
4.927%, U.S. SOFR + 2.057%, 05/10/28(A)	675,000	655,090
4.200%, 10/29/25	1,050,000	1,002,452
3.750%, 04/24/24	275,000	269,099
3.500%, 06/15/23	503,000	501,712
2.636%, U.S. SOFR + 1.290%, 03/03/26(A)	50,000	46,826
CDP Financial MTN
1.000%, 05/26/26(B)	2,500,000	2,273,555
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	500,000	503,902
Citigroup
8.125%, 07/15/39	785,000	1,014,576
6.625%, 06/15/32	525,000	567,114
5.532%, U.S. SOFR + 0.694%, 01/25/26(A)	2,261,000	2,227,497
4.650%, 07/23/48	495,000	456,584
4.600%, 03/09/26	40,000	39,533
4.450%, 09/29/27	1,920,000	1,876,103
4.412%, U.S. SOFR + 3.914%, 03/31/31(A)	600,000	572,839

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	$750,000	$674,546
3.700%, 01/12/26	55,000	53,568
3.400%, 05/01/26	330,000	317,935
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,590,000	1,362,903
2.014%, U.S. SOFR + 0.694%, 01/25/26(A)	2,500,000	2,358,648
1.281%, U.S. SOFR + 0.528%, 11/03/25(A)	2,500,000	2,345,493
0.776%, U.S. SOFR + 0.686%, 10/30/24(A)	2,500,000	2,438,152
Colombia Government International Bond
5.625%, 02/26/44	1,200,000	873,570
Community Preservation
2.867%, 02/01/30	2,400,000	2,049,786
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,829,392
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	399,112
Corebridge Financial
3.900%, 04/05/32(B)	80,000	70,388
Council of Europe Development Bank
3.000%, 06/16/25	2,500,000	2,438,819
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,235,008
Enel Finance International
7.500%, 10/14/32(B)	600,000	671,334
5.000%, 06/15/32(B)	1,100,000	1,046,107
European Investment Bank
3.750%, 02/14/33	3,050,000	3,092,677
3.250%, 11/15/27	1,800,000	1,770,656
2.875%, 06/13/25(B)	2,500,000	2,438,519
2.125%, 04/13/26	1,000,000	952,068
0.875%, 05/17/30	3,500,000	2,914,058
0.625%, 10/21/27	5,000,000	4,377,080
Fairfax Financial Holdings
4.850%, 04/17/28	900,000	885,322
Goldman Sachs Group
5.700%, 11/01/24	7,330,000	7,395,171
4.387%, U.S. SOFR + 1.510%, 06/15/27(A)	2,500,000	2,453,520
4.017%, ICE LIBOR USD 3 MONTH + 1.373%, 10/31/38(A)	2,795,000	2,413,880
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	2,600,000	2,475,489
3.272%, ICE LIBOR USD 3 MONTH + 1.201%, 09/29/25(A)	1,330,000	1,286,826

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Golub Capital BDC
2.500%, 08/24/26	$3,530,000	$3,052,256
HSBC Holdings
8.113%, U.S. SOFR + 4.250%, 11/03/33(A)	1,000,000	1,128,512
6.800%, 06/01/38	250,000	267,297
6.500%, 09/15/37	1,525,000	1,594,699
6.500%, 05/02/36	510,000	543,938
6.254%, U.S. SOFR + 2.390%, 03/09/34(A)	650,000	677,312
4.950%, 03/31/30	725,000	715,287
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,275,000	1,172,646
4.375%, 11/23/26	420,000	406,704
4.300%, 03/08/26	2,900,000	2,847,317
3.950%, ICE LIBOR USD 3 MONTH + 0.987%, 05/18/24(A)	1,025,000	1,024,310
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	700,000	564,414
0.976%, U.S. SOFR + 0.708%, 05/24/25(A)	850,000	804,118
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	3,765,000	3,445,609
Inter-American Development Bank MTN
5.117%, SOFRINDX + 0.280%, 04/12/27(A)	1,500,000	1,500,123
3.500%, 04/12/33	2,500,000	2,460,253
1.125%, 01/13/31	2,500,000	2,082,969
Intercontinental Exchange
2.650%, 09/15/40	2,245,000	1,632,165
International Bank for Reconstruction & Development
1.875%, 06/19/23	1,215,000	1,209,885
1.625%, 11/03/31	5,000,000	4,275,635
0.750%, 08/26/30	2,500,000	2,034,285
0.000%, 03/31/27(E)	2,500,000	2,298,800
0.000%, 03/31/28(E)	1,000,000	1,007,595
International Finance MTN
4.930%, U.S. SOFR + 0.090%, 04/03/24(A)	2,500,000	2,499,642
Jackson National Life Global Funding
5.991%, U.S. SOFR + 1.150%, 06/28/24(A)(B)	8,360,000	8,329,988
JPMorgan Chase
8.750%, 09/01/30	945,000	1,127,716
7.625%, 10/15/26	75,000	81,642
5.717%, U.S. SOFR + 2.580%, 09/14/33(A)	350,000	361,321

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
4.493%, TSFR3M + 3.790%, 03/24/31(A)	$850,000	$828,117
4.250%, 10/01/27	699,000	687,512
4.032%, ICE LIBOR USD 3 MONTH + 1.460%, 07/24/48(A)	830,000	699,375
4.023%, ICE LIBOR USD 3 MONTH + 1.000%, 12/05/24(A)	1,730,000	1,713,980
3.897%, ICE LIBOR USD 3 MONTH + 1.220%, 01/23/49(A)	270,000	220,193
3.797%, ICE LIBOR USD 3 MONTH + 0.890%, 07/23/24(A)	775,000	771,805
3.625%, 12/01/27	240,000	228,723
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,549,283
2.956%, U.S. SOFR + 2.515%, 05/13/31(A)	3,325,000	2,881,613
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	620,133
0.768%, U.S. SOFR + 0.490%, 08/09/25(A)	2,500,000	2,349,488
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,500,000	2,241,792
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	1,994,783
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/33(A)	750,000	833,445
4.650%, 03/24/26	1,000,000	962,800
4.582%, 12/10/25	1,463,000	1,400,464
4.500%, 11/04/24	325,000	317,522
Macquarie Group
6.207%, 11/22/24(B)	9,100,000	9,210,900
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	739,469
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	406,980
Mastercard
1.900%, 03/15/31	2,500,000	2,130,865
Mitsubishi UFJ Financial Group
1.538%, H15T1Y + 0.750%, 07/20/27(A)	2,105,000	1,872,839
Morgan Stanley
4.431%, ICE LIBOR USD 3 MONTH + 1.628%, 01/23/30(A)	475,000	458,927
3.950%, 04/23/27	2,205,000	2,118,855
3.875%, 04/29/24	1,630,000	1,607,159

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	$940,000	$727,958
3.125%, 07/27/26	250,000	237,687
0.864%, U.S. SOFR + 0.745%, 10/21/25(A)	3,000,000	2,789,359
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(A)	2,500,000	2,433,463
NatWest Group
6.000%, 12/19/23	2,275,000	2,258,707
5.125%, 05/28/24	100,000	98,952
4.269%, ICE LIBOR USD 3 MONTH + 1.762%, 03/22/25(A)	1,930,000	1,901,012
2.359%, H15T1Y + 2.150%, 05/22/24(A)	2,500,000	2,494,350
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,556,204
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	2,500,000	2,070,270
OMERS Finance Trust
4.000%, 04/19/52(B)	2,500,000	2,112,795
OPEC Fund for International Development
4.500%, 01/26/26(B)	900,000	900,085
Owl Rock Capital
3.400%, 07/15/26	1,140,000	1,021,066
2.875%, 06/11/28	1,190,000	975,644
OWS Cre Funding I
9.748%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	3,500,000	3,461,068
PayPal Holdings
3.250%, 06/01/50	2,940,000	2,123,545
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,299,500
Santander Holdings USA
3.244%, 10/05/26	3,020,000	2,782,517
Shell International Finance BV
3.750%, 09/12/46	945,000	796,079
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,563,199
UBS Group
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	2,050,000	2,095,098
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	429,970
UniCredit MTN
7.296%, USD ICE Swap 11:00 NY 5 Yr + 4.914%, 04/02/34(A)(B)	2,000,000	1,913,560

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
5.459%, H15T5Y + 4.750%, 06/30/35(A)(B)	$925,000	$788,132
Unum Group
6.750%, 12/15/28	465,000	501,485
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,100,697
1.500%, 05/01/23(B)	1,750,000	1,750,000
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/51(A)	2,075,000	1,963,554
4.897%, U.S. SOFR + 2.100%, 07/25/33(A)	600,000	587,172
4.300%, 07/22/27	1,225,000	1,198,566
4.100%, 06/03/26	425,000	414,199
3.350%, U.S. SOFR + 1.500%, 03/02/33(A)	525,000	458,251
3.068%, U.S. SOFR + 2.530%, 04/30/41(A)	680,000	510,087
2.572%, U.S. SOFR + 1.262%, 02/11/31(A)	50,000	42,702
2.188%, U.S. SOFR + 2.000%, 04/30/26(A)	670,000	631,164
2.164%, ICE LIBOR USD 3 MONTH + 0.750%, 02/11/26(A)	1,010,000	953,463
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,515,931

		266,334,409

HEALTH CARE — 0.8%
Cigna Group
7.875%, 05/15/27	651,000	731,230
4.125%, 11/15/25	250,000	246,807
3.750%, 07/15/23	498,000	496,172
CVS Health
5.050%, 03/25/48	3,725,000	3,477,382
4.780%, 03/25/38	650,000	620,684
4.125%, 04/01/40	225,000	192,546
3.750%, 04/01/30	175,000	163,912
1.875%, 02/28/31	5,530,000	4,503,978
Elanco Animal Health
6.650%, 08/28/28	1,110,000	1,080,729
GE HealthCare Technologies
5.905%, 11/22/32(B)	1,000,000	1,070,397
5.857%, 03/15/30(B)	500,000	526,162
Royalty Pharma
1.750%, 09/02/27	1,135,000	995,068
Zoetis
4.500%, 11/13/25	600,000	596,935

		14,702,002

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — 1.1%
AerCap Ireland Capital DAC
3.300%, 01/30/32	$1,655,000	$1,355,565
3.000%, 10/29/28	225,000	195,889
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	5,576	5,585
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	5,271	5,366
Burlington Northern Santa Fe
4.375%, 09/01/42	25,000	23,259
3.750%, 04/01/24	1,025,000	1,013,544
Cemex
9.125%, H15T5Y + 4.907%(A)(B)(D)	2,500,000	2,496,250
7.375%, 06/05/27(B)	1,000,000	1,037,305
5.200%, 09/17/30(B)	1,925,000	1,791,947
CRH America
3.875%, 05/18/25(B)	700,000	681,563
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,309,450
FedEx
5.250%, 05/15/50	800,000	781,198
Mileage Plus Holdings
6.500%, 06/20/27(B)	4,670,750	4,663,279
Nature Conservancy
3.957%, 03/01/52	2,485,000	2,106,752
Norfolk Southern
2.300%, 05/15/31(D)	2,500,000	2,114,669
Union Pacific
3.500%, 02/14/53	1,010,000	801,396
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	43,821	44,297
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	17,994	18,868

		20,446,182

INFORMATION TECHNOLOGY — 1.2%
Apple
3.000%, 06/20/27	2,500,000	2,413,157
Arrow Electronics
3.875%, 01/12/28	1,977,000	1,861,676
3.250%, 09/08/24	1,875,000	1,822,988
Broadcom
4.150%, 11/15/30	435,000	404,589
4.110%, 09/15/28	525,000	505,164
3.875%, 01/15/27	2,030,000	1,972,379

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Dell International
8.350%, 07/15/46	$362,000	$445,942
6.020%, 06/15/26	275,000	283,017
3.375%, 12/15/41(B)	3,540,000	2,512,908
Intel
4.150%, 08/05/32(C)	2,500,000	2,411,037
International Business Machines
2.950%, 05/15/50	810,000	547,944
Microchip Technology
0.983%, 09/01/24	975,000	917,640
NXP BV
4.875%, 03/01/24	280,000	278,659
3.875%, 06/18/26	250,000	241,970
Oracle
3.950%, 03/25/51	650,000	490,756
3.900%, 05/15/35	2,445,000	2,144,993
3.600%, 04/01/40	545,000	423,207
VMware
4.650%, 05/15/27	1,920,000	1,904,302
1.400%, 08/15/26	525,000	468,797
0.600%, 08/15/23	400,000	394,483

		22,445,608

MATERIALS — 0.4%
Air Products and Chemicals
4.800%, 03/03/33	2,500,000	2,601,837
Dow Chemical
9.400%, 05/15/39	166,000	224,721
7.375%, 11/01/29	430,000	492,338
5.550%, 11/30/48	35,000	34,715
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,418,612
Glencore Funding
1.625%, 09/01/25(B)	230,000	212,387
LG Chemical
4.375%, 07/14/25(B)	1,150,000	1,130,641
LYB International Finance III
3.375%, 10/01/40	1,255,000	928,059
2.250%, 10/01/30	100,000	82,711

		8,126,021

REAL ESTATE — 0.7%
Boston Properties
3.250%, 01/30/31	1,450,000	1,187,530
3.125%, 09/01/23	910,000	897,091
Corporate Office Properties
2.750%, 04/15/31	1,040,000	790,166
Equinix
2.500%, 05/15/31	4,293,000	3,546,351
ERP Operating
4.150%, 12/01/28	3,672,000	3,559,811

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Host Hotels & Resorts
2.900%, 12/15/31	$1,581,000	$1,249,881
Spirit Realty
3.400%, 01/15/30	1,570,000	1,359,076

		12,589,906

UTILITIES — 3.5%
Alabama Power
3.700%, 12/01/47	1,845,000	1,472,067
Avangrid
3.800%, 06/01/29	2,500,000	2,350,578
3.150%, 12/01/24	2,545,000	2,458,628
Berkshire Hathaway Energy
6.125%, 04/01/36	74,000	82,930
CenterPoint Energy Houston Electric
5.300%, 04/01/53	2,600,000	2,719,417
3.350%, 04/01/51	1,100,000	845,772
CenterPoint Energy Resources
1.750%, 10/01/30	1,320,000	1,085,832
Commonwealth Edison
4.000%, 03/01/48	570,000	488,781
Consolidated Edison of New York
4.450%, 03/15/44	965,000	875,633
Continental Wind
6.000%, 02/28/33(B)	1,376,819	1,448,393
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	1,450,000	1,373,875
Duke Energy Florida
3.850%, 11/15/42	520,000	441,992
Electricite de France
3.625%, 10/13/25(B)	1,000,000	978,448
Enel Finance International
6.000%, 10/07/39(B)	850,000	850,134
Georgia Power
5.125%, 05/15/52	2,500,000	2,472,503
3.250%, 03/15/51	368,000	264,577
MidAmerican Energy
5.800%, 10/15/36	420,000	462,578
3.950%, 08/01/47	2,500,000	2,150,360
2.700%, 08/01/52	2,588,000	1,761,993
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	2,500,000	2,390,208
NextEra Energy Capital Holdings
6.051%, 03/01/25	975,000	991,211
4.625%, 07/15/27	100,000	100,090
4.255%, 09/01/24	500,000	495,217

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Niagara Mohawk Power
1.960%, 06/27/30(B)	$2,500,000	$2,049,696
NRG Energy
7.000%, 03/15/33(B)	1,455,000	1,509,592
NSTAR Electric
3.100%, 06/01/51	175,000	125,625
Pacific Gas and Electric
6.700%, 04/01/53	2,925,000	2,979,814
4.950%, 07/01/50	1,390,000	1,130,969
PacifiCorp
6.350%, 07/15/38	720,000	812,889
2.900%, 06/15/52	3,564,000	2,482,199
PECO Energy
4.150%, 10/01/44	1,015,000	892,595
3.000%, 09/15/49	1,005,000	727,214
Public Service Electric and Gas MTN
5.125%, 03/15/53	1,250,000	1,291,774
3.100%, 03/15/32	2,500,000	2,248,791
San Diego Gas & Electric
2.950%, 08/15/51	2,500,000	1,761,521
Solar Star Funding
3.950%, 06/30/35(B)	977,025	909,672
Southern
5.113%, 08/01/27	1,025,000	1,033,167
4.475%, 08/01/24	700,000	692,185
4.000%, H15T5Y + 3.733%, 01/15/51(A)	1,550,000	1,456,380
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,233,916
Southern California Edison
3.650%, 06/01/51	3,000,000	2,327,385
3.450%, 02/01/52	2,530,000	1,886,355
2.750%, 02/01/32	2,500,000	2,153,978
Southern Power
0.900%, 01/15/26	1,160,000	1,053,107
Union Electric
3.900%, 04/01/52	2,195,000	1,847,584
Virginia Electric and Power
4.650%, 08/15/43	775,000	706,872

		61,874,497

Total Corporate Obligations
(Cost $594,613,035)		566,746,292

U.S. TREASURY OBLIGATIONS — 25.3%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/52	$2,065,000	$2,191,629
3.375%, 08/15/42	8,500,000	8,004,609
3.250%, 05/15/42	80,000	74,078
3.000%, 08/15/48	1,295,000	1,132,164

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.000%, 02/15/49	$985,000	$863,299
3.000%, 08/15/52	51,087,000	44,876,737
2.875%, 05/15/52	34,430,000	29,461,858
2.500%, 02/15/45	15,310,000	12,272,520
2.500%, 02/15/46	1,775,000	1,414,384
2.500%, 05/15/46	1,735,000	1,381,426
2.375%, 02/15/42	870,000	702,151
2.375%, 11/15/49	395,000	305,523
2.250%, 08/15/46	1,805,000	1,365,807
2.250%, 02/15/52	6,970,000	5,201,090
2.000%, 11/15/41	1,305,000	988,792
2.000%, 02/15/50	4,745,000	3,367,097
2.000%, 08/15/51	6,755,000	4,754,623
1.875%, 02/15/41	935,000	702,382
1.875%, 02/15/51	325,000	222,409
1.875%, 11/15/51	3,200,000	2,180,250
1.625%, 11/15/50	4,615,000	2,966,039
1.375%, 11/15/40	2,815,000	1,948,398
1.250%, 05/15/50	625,000	364,331
1.125%, 05/15/40	605,000	405,397
1.125%, 08/15/40	3,655,000	2,429,147
U.S. Treasury Notes
5.331%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/25(A)	115,250,000	115,474,117
5.168%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/24(A)	28,980,000	28,982,636
4.125%, 11/15/32	32,730,000	34,545,492
4.000%, 02/29/28	1,835,000	1,875,427
4.000%, 10/31/29	1,827,000	1,878,741
4.000%, 02/28/30	1,520,000	1,566,788
3.875%, 12/31/27	2,950,000	2,992,522
3.625%, 03/31/28	7,545,000	7,585,672
3.625%, 03/31/30	8,300,000	8,375,953
3.500%, 01/31/28	13,100,000	13,085,160
3.500%, 01/31/30	9,735,000	9,739,944
3.500%, 02/15/33	9,125,000	9,173,695
2.875%, 05/15/32	12,395,000	11,863,371
2.750%, 05/31/29	3,860,000	3,697,609
2.750%, 02/15/24	7,580,000	7,451,199
2.750%, 08/15/32	1,621,000	1,534,125
2.375%, 03/31/29	5,640,000	5,294,109
2.375%, 05/15/29	918,000	861,270
1.875%, 02/15/32	1,730,000	1,528,955
1.750%, 11/15/29	420,000	379,395
1.625%, 05/15/31	1,110,000	972,984
1.500%, 02/15/30	265,000	233,842
1.375%, 12/31/28	6,335,000	5,645,821
1.375%, 11/15/31	13,805,000	11,737,486
1.250%, 08/15/31	10,810,000	9,141,206
1.125%, 02/29/28	4,795,000	4,286,281
1.125%, 08/31/28	505,000	446,235

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.125%, 02/15/31	$4,625,000	$3,928,540
0.875%, 11/15/30	16,360,000	13,655,488
0.750%, 01/31/28	1,450,000	1,274,754
0.625%, 11/30/27	3,350,000	2,939,102
0.625%, 12/31/27	7,560,000	6,620,020
0.625%, 05/15/30	595,000	490,805
0.625%, 08/15/30	295,000	242,107

Total U.S. Treasury Obligations
(Cost $476,801,681)		459,076,991

ASSET-BACKED SECURITIES — 5.8%

	Face Amount	Value
Automotive — 2.5%
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28(B)	$2,555,000	$2,457,268
CAL Receivables 2022-1, Ser 2022-1, Cl B
9.100%, SOFR30A + 4.350%, 10/15/26 (A)(B)	2,520,000	2,444,191
Carmax Auto Owner Trust 2019-2, Ser 2019-2, Cl D
3.410%, 10/15/25	2,010,000	2,006,594
Carvana Auto Receivables Trust 2019-2, Ser 2019-2A, Cl D
3.280%, 01/15/25(B)	836,762	834,485
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C
2.280%, 02/15/30(B)	1,200,000	1,148,827
Drive Auto Receivables Trust 2019-3, Ser 2019-3, Cl D
3.180%, 10/15/26	73,538	72,941
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	2,200,000	2,151,259
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	5,200,000	4,796,043
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	3,200,000	3,073,820
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	3,026,468
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,026,870
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28(B)	2,110,000	2,060,361

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33(B)	$1,750,000	$1,548,527
GLS Auto Receivables Issuer Trust 2021-4, Ser 2021-4A, Cl D
2.480%, 10/15/27(B)	3,500,000	3,228,169
GLS Auto Receivables Issuer Trust 2023-1, Ser 2023-1A, Cl D
7.010%, 01/16/29(B)	1,415,000	1,446,888
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28(B)	2,500,000	2,482,334
Octane Receivables Trust 2023-1, Ser 2023-1A, Cl C
6.370%, 09/20/29(B)	895,000	898,609
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	3,340,000	3,471,203
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25(B)	1,000,000	972,586
Westlake Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
3.490%, 03/15/27(B)	345,000	327,439
Westlake Automobile Receivables Trust 2023-1, Ser 2023-1A, Cl D
6.790%, 11/15/28(B)	1,400,000	1,414,531
Westlake Automobile Receivables Trust 2023-2, Ser 2023-2A, Cl D
7.010%, 11/15/28 (B)	2,340,000	2,376,290

		46,265,703

Other Asset-Backed Securities — 3.3%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	59,182	57,892
BANK 2023-BNK45, Ser BNK45, Cl C
6.489%, 02/15/56 (A)	550,000	489,927
Barclays Commercial Mortgage Trust 2019-C4, Ser C4, Cl C
3.469%, 08/15/52	1,300,000	944,671
BBCMS Mortgage Trust 2023-C19, Ser C19, Cl C
6.385%, 04/15/56 (A)	730,000	674,604
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,200,000	916,179

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl C
4.593%, 05/15/55 (A)	$595,140	$447,280
BMO 2023-C4 Mortgage Trust, Ser C4, Cl C
6.059%, 02/15/56 (A)	960,000	858,262
CSAIL 2019-C16 Commercial Mortgage Trust, Ser C16, Cl C
4.237%, 06/15/52 (A)	1,365,000	1,092,118
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,504,450	3,303,768
Finance of America 2022-S4
3.000%, 01/25/57	3,008,658	2,728,816
GoodLeap Sustainable Home Solutions Trust 2021-5, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,384,661	1,699,720
GoodLeap Sustainable Home Solutions Trust 2023-1, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,778,235	1,732,516
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	1,250,000	1,101,832
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (B)	1,118,000	981,753
Hertz Vehicle Financing III, Ser 2023-2A, Cl A
5.570%, 09/25/29 (B)	2,000,000	2,042,859
KKR CLO 41, Ser 2022-41A, Cl C
7.236%, TSFR3M + 2.250%, 04/15/35 (A)(B)	3,500,000	3,287,918
Morgan Stanley Capital I Trust 2019-H7, Ser H7, Cl C
4.128%, 07/15/52	1,809,000	1,452,924
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,303,074	1,089,195
Navient Student Loan Trust 2016-1, Ser 2016-1A, Cl A
5.720%, ICE LIBOR USD 1 Month + 0.700%, 02/25/70 (A)(B)	392,850	383,184
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
6.270%, ICE LIBOR USD 1 MONTH + 1.250%, 06/25/65 (A)(B)	503,877	496,009

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Student Loan Trust 2016-6, Ser 2016-6A, Cl A3
6.320%, ICE LIBOR USD 1 Month + 1.300%, 03/25/66 (A)(B)	$113,398	$112,276
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
5.770%, ICE LIBOR USD 1 MONTH + 0.750%, 03/25/67 (A)(B)	5,394,135	5,232,621
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
5.620%, ICE LIBOR USD 1 MONTH + 0.600%, 12/26/69 (A)(B)	5,122,924	4,993,011
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
7.040%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,570,562
SBAP 2004-20K 1
4.880%, 11/01/24	1,544	1,523
SBAP 2006-20B 1
5.350%, 02/01/26	1,314	1,297
SBAP 2006-20C 1
5.570%, 03/01/26	1,182	1,169
SBAP 2007-20C 1
5.230%, 03/01/27	1,194	1,188
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
5.805%, ICE LIBOR USD 3 MONTH + 0.550%, 10/25/64 (A)(B)	2,991,363	2,915,322
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A
5.770%, ICE LIBOR USD 1 MONTH + 0.750%, 01/25/45 (A)(B)	1,914,771	1,837,142
SMB Private Education Loan Trust 2017-B, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	89,269	85,320
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	921,064	878,083
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
7.500%, ICE LIBOR USD 3 MONTH + 2.250%, 01/20/32 (A)(B)	3,480,000	3,329,469
United States Small Business Administration
5.090%, 10/01/25	5,973	5,840

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2003-20J, Cl 1
4.920%, 10/01/23	$303	$301
United States Small Business Administration, Ser 2003-20K, Cl 1
4.980%, 11/01/23	3,176	3,160
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	1,459	1,448
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	550	543
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	494	487
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	2,443	2,409
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	4,670	4,623
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	733	722
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	2,140	2,123
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	1,359	1,355
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	4,076	4,025
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	1,661	1,645
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	3,512	3,473
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	633,043	583,979

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	$1,337,886	$1,054,804
Wellfleet CLO X, Ser 2021-XA, Cl BR
7.450%, ICE LIBOR USD 3 MONTH + 2.200%, 07/20/32 (A)(B)	2,000,000	1,906,300
Wells Fargo Commercial Mortgage Trust 2018-C47, Ser C47, Cl C
5.095%, 09/15/61 (A)	610,000	524,910
Wells Fargo Commercial Mortgage Trust 2019-C50, Ser C50, Cl C
4.345%, 05/15/52	2,000,000	1,618,349
Wells Fargo Commercial Mortgage Trust 2019-C52, Ser C52, Cl C
3.561%, 08/15/52	1,100,000	850,910
Wells Fargo Commercial Mortgage Trust 2022-C62, Ser C62, Cl C
4.496%, 04/15/55 (A)	1,765,000	1,324,502

		58,636,318

Total Asset-Backed Securities
(Cost $106,979,930)		104,902,021

MUNICIPAL BONDS — 2.4%

	Face Amount	Value
Alaska — 0.2%
City of Port Lions Alaska
7.500%, 10/01/52	$3,025,000	$3,194,506

California — 1.0%
California Health Facilities Financing Authority
3.034%, 06/01/34	1,865,000	1,599,184
2.984%, 06/01/33	3,090,000	2,676,522
City & County of San Francisco California Community Facilities District No. 2014-1
6.332%, 09/01/51	1,250,000	1,339,166
3.482%, 09/01/50	2,500,000	1,895,164
City of Los Angeles California, Ser A
5.000%, 09/01/42	2,500,000	2,484,360
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,057,154
3.158%, 05/15/29	1,000,000	920,602

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
City of San Francisco California Public Utilities Commission Water Revenue, Ser E
2.825%, 11/01/41	$1,000,000	$777,517
Los Angeles Unified School District, Ser RY
6.758%, 07/01/34	100,000	116,415
Regents of the University of California Medical Center Pooled Revenue
4.563%, 05/15/53	600,000	578,842
State of California
7.625%, 03/01/40	40,000	52,150
7.550%, 04/01/39	100,000	131,248
7.500%, 04/01/34	675,000	844,517
7.300%, 10/01/39	625,000	783,426
Tuolumne Wind Project Authority
6.918%, 01/01/34	1,100,000	1,230,213

		17,486,480

Connecticut — 0.1%
Connecticut Green Bank
2.900%, 11/15/35	2,500,000	2,110,123
Hartford County Metropolitan District Clean Water Project Revenue, Ser S
2.952%, 11/01/42	270,000	206,437

		2,316,560

District of Columbia — 0.1%
District of Columbia
2.932%, 04/01/33	1,590,000	1,377,392

Florida — 0.1%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	2,500,000	2,531,630

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	1,072,517	1,032,034

Illinois — 0.1%
State of Illinois
5.100%, 06/01/33	1,850,000	1,857,659

Massachusetts — 0.0%
Massachusetts Housing Finance Agency, Ser 226-SOCIAL
5.562%, 12/01/52	500,000	509,719

MUNICIPAL BONDS — continued

	Face Amount	Value

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	$500,000	$525,084

New Jersey — 0.2%
New Jersey Economic Development Authority
4.934%, 03/01/25	750,000	748,696
New Jersey Housing & Mortgage Finance Agency, Ser C
3.100%, 11/01/40	3,100,000	2,438,740
New Jersey Turnpike Authority
7.414%, 01/01/40	275,000	352,880
7.102%, 01/01/41	925,000	1,156,516

		4,696,832

New York — 0.3%
Metropolitan Transportation Authority, Ser C2
5.175%, 11/15/49	1,250,000	1,182,415
New York State Energy Research & Development Authority, Ser A
4.871%, 04/01/37	2,820,000	2,616,038

		3,798,453

Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A
3.172%, 09/01/41	2,000,000	1,539,620

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	300,000	306,231

Wisconsin — 0.1%
County of Fond Du Lac Wisconsin
5.569%, 11/01/51 (B)	2,350,000	2,278,611

Total Municipal Bonds
(Cost $43,168,948)		43,450,811

PREFERRED STOCK — 0.2%

	Shares	Value

PREFERRED STOCK — 0.2%
Citigroup Capital XIII, 11.643%, ICE LIBOR USD 3 MONTH + 6.370%, 10/30/40(A)	108,715	$3,171,217

Total Preferred Stock
(Cost $2,861,568)		3,171,217

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$374,735	$342,898

Total U.S. Government Agency Obligations
(Cost $351,219)		342,898

SHORT-TERM INVESTMENT — 0.1%

	Shares	Value
State Street Institutional US
Government Money Market Fund, Premier Class, 4.760% (F)	1,423,470	$1,423,470

Total Short-Term Investments
(Cost $1,423,470)		1,423,470

Total Investments in Securities — 97.9%
(Cost $1,864,933,635)		$1,776,904,840

Percentages are based on Net Assets of $1,815,814,200.

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	1,510	Jun-2023	$166,895,004	$165,710,703	$(1,184,301)
Ultra 10-Year U.S. Treasury Note	289	Jun-2023	35,085,039	35,099,953	14,914

			$201,980,043	$200,810,656	$(1,169,387)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2023 was $271,815,159 and represented 15.0% of Net Assets.

(C)	This security or a partial position of this security is on loan at April 30, 2023. The total market value of securities on loan at April 30, 2023 was $1,388,595.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Zero coupon security.
(F)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2023, was $1,423,470.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y— US Treas Yield Curve Rate T Note Const Mat 1 Yr

H15T5Y— US Treas Yield Curve Rate T Note Const Mat 5 Yr

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Structured Financing Rate 1 Month Average

TSFR3M — Term Structured Financing Rate 3 Month Average

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND

APRIL 30, 2023 (Unaudited)

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$597,791,140	$—	$597,791,140
Corporate Obligations	—	566,746,292	—	566,746,292
U.S. Treasury Obligations	100,940,835	358,136,156	—	459,076,991
Asset-Backed Securities	—	104,902,021	—	104,902,021
Municipal Bonds	—	43,450,811	—	43,450,811
Preferred Stock	3,171,217	—	—	3,171,217
Short-Term Investment	1,423,470	—	—	1,423,470
U.S. Government Agency Obligation	—	342,898	—	342,898

Total Investments in Securities	$105,535,522	$1,671,369,318	$—	$1,776,904,840

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$14,914	$—	$—	$14,914
Unrealized Depreciation	(1,184,301)	—	—	(1,184,301)

Total Other Financial Instruments	$(1,169,387)	$—	$—	$(1,169,387)

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 28.2%

	Face Amount	Value
COMMUNICATION SERVICES — 0.7%
T-Mobile USA
5.650%, 01/15/53	$1,197,000	$1,234,676
2.250%, 02/15/26	2,500,000	2,326,507

		3,561,183

CONSUMER DISCRETIONARY — 1.7%
General Motors
5.400%, 10/15/29	1,175,000	1,158,972
5.200%, 04/01/45	970,000	820,794
General Motors Financial
4.300%, 07/13/25	1,577,000	1,536,755
Lennar
5.250%, 06/01/26	1,500,000	1,502,134
Lowe’s
5.625%, 04/15/53	2,272,000	2,285,253
Marriott International
4.650%, 12/01/28	1,500,000	1,480,690
ZF North America Capital
6.875%, 04/14/28(A)	225,000	231,755

		9,016,353

CONSUMER STAPLES — 0.4%
CVS Pass-Through Trust
6.036%, 12/10/28	1,517,087	1,528,790
Delta Air Lines
4.750%, 10/20/28(A)	500,000	484,967

		2,013,757

ENERGY — 2.3%
Continental Resources
3.800%, 06/01/24	980,000	960,832
Devon Energy
7.875%, 09/30/31	340,000	397,053
Diamondback Energy
6.250%, 03/15/33	1,690,000	1,802,736

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Equities
5.700%, 04/01/28	$500,000	$501,889
5.678%, 10/01/25	1,205,000	1,200,065
Hess
7.875%, 10/01/29	120,000	136,198
7.300%, 08/15/31	210,000	236,219
Hydro-Quebec
8.050%, 07/07/24	500,000	517,430
MidAmerican Energy
3.100%, 05/01/27	1,292,000	1,233,802
MPLX
1.750%, 03/01/26	2,575,000	2,365,969
Phillips 66
4.950%, 12/01/27	445,000	448,359
Terraform Power Operating
7.430%, 05/21/29	2,493,719	2,487,484

		12,288,036

FINANCIALS — 18.2%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	1,000,000	851,889
Aflac
1.125%, 03/15/26	1,500,000	1,369,991
Bank of America MTN
4.827%, U.S. SOFR + 1.750%, 07/22/26(B)	945,000	933,982
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/27(B)	1,750,000	1,667,040
1.530%, U.S. SOFR + 0.650%, 12/06/25(B)	1,000,000	937,598
Barclays
1.007%, H15T1Y + 0.800%, 12/10/24(B)	1,370,000	1,322,401
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,506,469
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,233,400
2.350%, 11/22/24	3,000,000	2,796,311
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	1,000,000	882,599
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	1,000,000	973,838
0.375%, 05/27/24(A)	1,000,000	956,098
Cantor Fitzgerald
4.875%, 05/01/24(A)	1,140,000	1,117,324
Capital One Financial
4.166%, U.S. SOFR + 1.370%, 05/09/25(B)	2,805,000	2,731,704

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
CDP Financial MTN
1.000%, 05/26/26(A)	$1,000,000	$909,422
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	503,902
Citigroup
5.532%, U.S. SOFR + 0.694%, 01/25/26(B)	1,000,000	985,182
2.014%, U.S. SOFR + 0.694%, 01/25/26(B)	1,284,000	1,211,402
1.281%, U.S. SOFR + 0.528%, 11/03/25(B)	1,000,000	938,197
0.776%, U.S. SOFR + 0.686%, 10/30/24(B)	1,000,000	975,261
Conservation Fund A Nonprofit
3.474%, 12/15/29	1,000,000	864,552
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	975,527
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	894,003
European Investment Bank
3.250%, 11/15/27	700,000	688,588
2.875%, 06/13/25(A)	2,000,000	1,950,815
2.375%, 05/24/27	1,253,000	1,190,688
2.125%, 04/13/26	500,000	476,034
0.625%, 10/21/27	2,000,000	1,750,832
Goldman Sachs Group
5.700%, 11/01/24	2,940,000	2,966,139
4.387%, U.S. SOFR + 1.510%, 06/15/27(B)	1,000,000	981,408
0.855%, U.S. SOFR + 0.609%, 02/12/26(B)	1,100,000	1,008,899
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,392,105
HSBC Holdings
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/26(B)	1,750,000	1,696,601
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	915,168
Inter-American Development Bank
5.117%, SOFRINDX + 0.280%, 04/12/27(B)	1,000,000	1,000,082
Inter-American Investment
4.125%, 02/15/28	2,500,000	2,520,223
International Bank for Reconstruction & Development
5.195%, SOFRINDX + 0.390%, 06/17/24(B)	1,000,000	1,002,960
1.875%, 06/19/23	1,000,000	995,790

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
0.000%, 03/31/28(C)	$1,000,000	$1,007,595
0.000%, 03/31/27(C)	2,500,000	2,298,800
International Finance MTN
4.930%, U.S. SOFR + 0.090%, 04/03/24(B)	2,000,000	1,999,714
Jackson National Life Global Funding
5.991%, U.S. SOFR + 1.150%, 06/28/24(A)(B)	3,390,000	3,377,830
John Hancock Life Insurance
7.375%, 02/15/24(A)	1,500,000	1,518,966
JPMorgan Chase
0.768%, U.S. SOFR + 0.490%, 08/09/25(B)	1,000,000	939,795
0.563%, U.S. SOFR + 0.420%, 02/16/25(B)	1,168,000	1,121,386
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	896,717
Liberty Mutual Insurance
7.875%, 10/15/26(A)	1,250,000	1,318,730
Liberty Utilities Finance GP 1
2.050%, 09/15/30(A)	1,000,000	797,913
Macquarie Group MTN
6.207%, 11/22/24(A)	3,630,000	3,674,238
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/26(B)	300,000	301,386
Morgan Stanley MTN
1.512%, U.S. SOFR + 0.858%, 07/20/27(B)	2,750,000	2,440,300
0.864%, U.S. SOFR + 0.745%, 10/21/25(B)	1,000,000	929,786
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(B)	2,000,000	1,946,771
NatWest Group
2.359%, H15T1Y + 2.150%, 05/22/24(B)	1,000,000	997,740
Nederlandse Waterschapsbank
1.000%, 05/28/30(A)	1,000,000	828,108
OPEC Fund for International Development
4.500%, 01/26/26(A)	450,000	450,043
Owl Rock Capital
3.750%, 07/22/25	2,075,000	1,915,379
OWS Cre Funding I
9.934%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	1,300,000	1,285,540
Prudential Financial MTN
5.700%, ICE LIBOR USD 3 Month + 2.665%, 09/15/48(B)	2,115,000	2,054,194

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
1.500%, 03/10/26	$1,000,000	$919,800
Prudential Insurance of America
8.300%, 07/01/25(A)	800,000	841,408
Santander UK Group Holdings
1.532%, H15T1Y + 1.250%, 08/21/26(B)	2,580,000	2,316,837
Societe Generale
5.000%, 01/17/24(A)	1,500,000	1,477,291
Synchrony Financial
4.875%, 06/13/25	1,200,000	1,133,080
Toronto-Dominion Bank MTN
5.291%, U.S. SOFR + 0.450%, 09/28/23(B)	2,000,000	1,999,315
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(B)	2,000,000	1,872,437
USAA Capital
1.500%, 05/01/23(A)	1,000,000	1,000,000
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	1,006,372

		94,741,895

INDUSTRIALS — 1.8%
AerCap Ireland Capital DAC
1.650%, 10/29/24	2,500,000	2,335,807
Delta Air Lines
4.500%, 10/20/25(A)	1,250,000	1,224,954
Mileage Plus Holdings
6.500%, 06/20/27(A)	2,864,500	2,860,029
Nature Conservancy
1.304%, 07/01/28	200,000	165,096
0.467%, 07/01/23	425,000	421,213
Spirit Airlines Pass Through Trust
3.650%, 02/15/30	943,008	788,032
Weir Group
2.200%, 05/13/26(A)	1,000,000	901,280
Westinghouse Air Brake Technologies
3.200%, 06/15/25	1,075,000	1,023,923

		9,720,334

INFORMATION TECHNOLOGY — 0.8%
Apple
3.000%, 06/20/27	1,665,000	1,607,163
Dell International
3.375%, 12/15/41(A)	1,370,000	972,510
Intel
4.875%, 02/10/28	890,000	903,985
4.150%, 08/05/32	1,000,000	964,415

		4,448,073

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — 0.4%
Air Products and Chemicals
4.800%, 03/03/33	$500,000	$520,367
Celanese US Holdings
5.900%, 07/05/24	295,000	295,205
LG Chemical
4.375%, 07/14/25(A)	570,000	560,405
3.250%, 10/15/24(A)	700,000	680,806

		2,056,783

REAL ESTATE — 0.2%
ERP Operating
4.150%, 12/01/28	1,000,000	969,447

UTILITIES — 1.7%
Avangrid
3.800%, 06/01/29	2,000,000	1,880,462
3.150%, 12/01/24	1,000,000	966,062
Electricite de France
3.625%, 10/13/25(A)	500,000	489,224
Enel Finance International
6.800%, 10/14/25(A)	2,200,000	2,277,550
Solar Star Funding
3.950%, 06/30/35(A)	706,465	657,763
Southern California Edison
5.300%, 03/01/28	1,000,000	1,024,981
Southern Power
4.150%, 12/01/25	1,000,000	980,762
0.900%, 01/15/26	1,000,000	907,851

		9,184,655

Total Corporate Obligations
(Cost $151,128,377)		148,000,516

U.S. TREASURY OBLIGATIONS — 28.0%

	Face Amount	Value
U.S. Treasury Bonds
3.000%, 08/15/52	$10,800,000	$9,487,125
2.875%, 05/15/52	2,420,000	2,070,802
U.S. Treasury Notes
5.331%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/25(B)	31,750,000	31,811,742
5.224%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/24(B)	20,100,000	20,101,828
5.112%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/24(B)	32,065,000	32,041,049
4.125%, 11/15/32	8,770,000	9,256,461

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.000%, 02/29/28	$3,170,000	$3,233,400
3.875%, 03/31/25	6,159,000	6,129,889
3.875%, 11/30/27	2,575,000	2,607,590
3.750%, 04/15/26	148,000	147,873
3.625%, 03/31/28	1,770,000	1,776,084
3.500%, 01/31/28	4,385,000	4,371,982
3.500%, 02/15/33	425,000	426,727
3.125%, 08/31/27	5,975,000	5,859,701
2.750%, 07/31/27	7,585,000	7,325,154
2.625%, 05/31/27	10,884,000	10,466,496

Total U.S. Treasury Obligations
(Cost $147,100,111)		147,113,903

MORTGAGE-BACKED SECURITIES — 23.9%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 11.1%
FHLMC
5.500%, 11/01/52	$8,430,562	$8,500,484
4.500%, 10/01/52	1,964,898	1,920,920
4.500%, 09/01/52	2,801,248	2,738,623
4.000%, 07/01/52	4,206,969	4,022,951
FNMA
5.500%, 12/01/52	435,316	438,926
5.000%, 11/01/52	9,194,254	9,143,353
4.500%, 09/01/52	4,004,864	3,915,227
4.000%, 10/01/52	487,173	465,713
4.000%, 07/01/52	948,064	906,594
4.000%, 06/01/52	11,476,021	10,970,508
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.771%, 08/25/48 (A)(B)	1,500,000	1,435,570
FREMF Mortgage Trust, Ser 2016-K58, Cl C
3.866%, 09/25/49 (A)(B)	1,080,000	1,021,402
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.218%, 07/25/50 (A)(B)	1,600,000	1,511,433
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.799%, 11/25/49 (A)(B)	1,111,948	1,075,219
FREMF Mortgage Trust, Ser 2018-K75, Cl C
4.113%, 04/25/51 (A)(B)	200,000	186,227
FREMF Mortgage Trust, Ser 2018-K80, Cl C
4.376%, 08/25/50 (A)(B)	270,000	253,600
FREMF Mortgage Trust, Ser 2019-K91, Cl C
4.402%, 04/25/51 (A)(B)	770,000	714,525
FREMF Mortgage Trust, Ser 2019-K93, Cl C
4.260%, 05/25/52 (A)(B)	505,000	465,333

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA
5.000%, 03/20/53	$4,350,185	$4,333,878
5.000%, 02/20/53	4,029,373	4,011,669

		58,032,155

Non-Agency Mortgage-Backed Obligation — 12.8%
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.820%, ICE LIBOR USD 1 Month + 0.872%, 03/15/37 (A)(B)	2,000,000	1,785,972
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
6.219%, ICE LIBOR USD 1 Month + 1.271%, 03/15/37 (A)(B)	1,900,000	1,475,455
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.048%, ICE LIBOR USD 1 Month + 1.100%, 09/15/36 (A)(B)	1,250,000	1,187,409
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
6.380%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,433,409
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,156,706
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (A)	530,000	430,189
Century Plaza Towers, Ser 2019-CPT, Cl B
3.097%, 11/13/39 (A)(B)	1,000,000	711,542
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (B)	3,005,000	2,748,071
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/54	1,750,000	1,653,971
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (A)	1,074,119	1,049,366
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/47	2,365,000	2,294,441
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl C
4.780%, 05/10/47 (B)	3,400,000	2,999,116
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/47	750,000	725,050
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (B)	1,400,000	1,308,882

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	$1,500,000	$1,354,498
COMM Mortgage Trust, Ser 2015-CR24, Cl B
4.490%, 08/10/48 (B)	2,500,000	2,359,224
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (A)	600,000	562,467
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.754%, 02/10/37 (A)(B)	275,000	249,580
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (A)	386,000	330,532
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (A)	500,000	412,382
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	1,000,000	899,713
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.328%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	439,287	426,084
FIVE Mortgage Trust, Ser 2023-V1, Cl C
6.619%, 02/10/56 (B)	1,440,000	1,333,628
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.730%, 09/27/51 (A)(B)	1,570,000	1,405,443
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
5.898%, ICE LIBOR USD 1 Month + 0.950%, 10/15/36 (A)(B)	2,000,000	1,872,646
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (A)	1,750,000	929,688
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSA
5.067%, 03/10/33 (A)(B)	148,000	139,186
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSB
5.067%, 03/10/33 (A)(B)	294,000	257,938
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B
4.391%, 06/10/47 (B)	2,300,000	2,122,840
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,500,000	1,346,657
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl D
3.041%, 12/10/41 (A)(B)	1,500,000	1,121,510

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl AS
4.043%, 07/15/47	$1,170,000	$1,127,689
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl D
4.801%, 04/15/47 (A)(B)	850,000	766,351
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	2,925,000	2,743,948
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (B)	2,500,000	2,311,845
Life Mortgage Trust, Ser 2021-BMR, Cl C
6.105%, TSFR1M + 1.214%, 03/15/38 (A)(B)	737,228	705,765
LUXE Trust, Ser 2021-TRIP, Cl E
7.698%, ICE LIBOR USD 1 Month + 2.750%, 10/15/38 (A)(B)	1,500,000	1,420,686
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.805%, TSFR1M + 0.915%, 04/15/38 (A)(B)	2,500,000	2,440,597
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (A)	1,000,000	827,871
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/32 (A)	2,372,000	2,194,666
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	250,000	227,463
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	500,000	450,199
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/32 (A)	1,000,000	874,587
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	530,000	379,026
SPGN Mortgage Trust, Ser 2022-TFLM, Cl D
8.390%, TSFR1M + 3.500%, 02/15/39 (A)(B)	530,000	492,800
STWD Mortgage Trust, Ser 2021-LIH, Cl AS
6.205%, ICE LIBOR USD 1 Month + 1.257%, 11/15/36 (A)(B)	715,000	694,414

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
STWD Mortgage Trust, Ser 2021-LIH, Cl D
7.253%, ICE LIBOR USD 1 Month + 2.305%, 11/15/36 (A)(B)	$450,000	$418,043
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (A)	660,000	535,604
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl D
3.401%, 03/15/50 (A)	1,500,000	643,406
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (A)	2,000,000	930,132
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B
4.607%, 08/15/46 (B)	1,000,000	901,089
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (B)	2,093,258	2,027,861
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/47 (B)	2,500,000	2,335,856
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl D
4.586%, 03/15/47 (A)(B)	2,000,000	1,766,224

		67,299,717

Total Mortgage-Backed Securities
(Cost $130,057,550)		125,331,872

ASSET-BACKED SECURITIES — 15.5%

	Face Amount	Value
Automotive — 12.4%
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl D
1.340%, 11/15/27 (A)	$2,200,000	$2,056,082
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (A)	500,000	471,685
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (A)	3,400,000	3,267,551
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl D
5.830%, 10/13/28 (A)	2,895,000	2,838,746

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (A)	$2,345,000	$2,353,671
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	377,529	348,387
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (A)	1,000,000	928,687
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (A)	500,000	503,971
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (A)	1,800,000	1,797,759
CPS Auto Receivables Trust, Ser 2023-B, Cl D
6.340%, 07/16/29 (A)	1,955,000	1,957,334
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	1,520,000	1,433,292
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/29	2,845,000	2,660,701
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl E
4.680%, 05/15/26 (A)	2,000,000	1,972,000
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/27 (A)	575,000	556,492
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (A)	2,120,000	2,040,075
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/27	1,350,000	1,254,375
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	3,360,000	3,097,115
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	479,856
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,086,268
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	499,539
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	2,830,000	2,885,603
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	3,950,000	4,145,014

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl D
6.690%, 06/15/29	$1,680,000	$1,702,264
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (A)	1,000,000	931,957
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (A)	740,000	721,727
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (A)	2,000,000	2,020,641
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	1,340,000	1,268,766
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (A)	2,000,000	1,837,128
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	1,700,000	1,575,468
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (A)	3,300,000	3,137,666
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (A)	1,000,000	991,968
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (A)	500,000	502,123
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (A)	1,000,000	936,411
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (A)	1,500,000	1,400,915
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/27	2,000,000	1,928,611
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	800,000	762,962
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/29	2,500,000	2,479,723
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	930,000	965,346
Tesla Auto Lease Trust, Ser 2021-A, Cl A3
0.560%, 03/20/25 (A)	491,482	484,108

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (A)	$750,000	$729,440
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/27 (A)	1,255,000	1,231,979

		65,243,406

Other Asset-Backed Securities — 3.1%
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (A)	1,471,875	1,269,179
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,466,500	1,298,528
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (A)	578,625	449,125
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	440,733
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (A)	500,000	439,067
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.811%, ICE LIBOR USD 3 Month + 1.550%, 01/21/34 (A)(B)	2,000,000	1,938,508
Hardee’s Funding, Ser 2021-1A, Cl A2
2.865%, 06/20/51 (A)	1,350,938	1,093,677
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.707%, 03/25/36 (B)	40,889	1,740
Jersey Mike’s Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (A)	1,637,625	1,530,598
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (A)	1,475,438	1,439,750
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (A)	1,303,074	1,089,195
Mosaic Solar Loan Trust, Ser 2023-2A, Cl C
8.180%, 09/22/53 (A)	1,000,000	907,966
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	440,149	422,496
Oportun Issuance Trust, Ser 2022-3, Cl A
7.451%, 01/08/30 (A)	1,267,018	1,270,662

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (A)	$980,000	$823,343
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (A)	1,737,000	1,598,884
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	316,522	291,990

		16,305,441

Total Asset-Backed Securities
(Cost $83,136,227)		81,548,847

MUNICIPAL BONDS — 1.5%

	Face Amount	Value
Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$500,000	$521,097

California — 0.4%
California Community Choice Financing Authority, RB
5.950%, 08/01/29	825,000	843,840
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	914,291

		1,758,131

Florida — 0.2%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	1,000,000	1,012,652

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	1,072,517	1,032,034

Illinois — 0.1%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	487,908

Indiana — 0.2%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	1,000,000	999,316

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	262,542

MUNICIPAL BONDS — continued

	Face Amount	Value

New York — 0.3%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	$820,000	$811,696
4.480%, 04/01/25	500,000	494,969

		1,306,665

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	255,193

Total Municipal Bonds
(Cost $7,619,896)		7,635,538

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%

	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$299,788	$274,319

Total U.S. Government Agency Obligations
(Cost $280,975)		274,319

Total Investments in Securities — 97.2%
(Cost $519,323,136)		$509,904,995

Percentages are based on Net Assets of $524,609,431.

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	409	Jun-2023	$43,696,468	$44,884,555	$1,188,086

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2023 was $137,686,999 and represented 26.2% of Net Assets.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND

APRIL 30, 2023 (Unaudited)

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$148,000,516	$—	$148,000,516
U.S. Treasury Obligations	16,812,279	130,301,624	—	147,113,903
Mortgage-Backed Securities	—	125,331,872	—	125,331,872
Asset-Backed Securities	—	81,548,847	—	81,548,847
Municipal Bonds	—	7,635,538	—	7,635,538
U.S. Government Agency Obligation	—	274,319	—	274,319

Total Investments in Securities	$16,812,279	$493,092,716	$—	$509,904,995

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,188,086	$—	$—	$1,188,086

Total Other Financial Instruments	$1,188,086	$—	$—	$1,188,086

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.3%
	Shares	Value

COMMUNICATION SERVICES — 8.5%
Activision Blizzard	62,415	$4,850,270
Alphabet, Cl A *	523,447	56,186,801
Alphabet, Cl C *	455,825	49,329,381
AT&T	644,221	11,383,385
Charter Communications, Cl A *	9,224	3,400,889
Comcast, Cl A	368,405	15,240,915
DISH Network, Cl A *	22,036	165,490
Electronic Arts	22,814	2,903,766
Fox	12,042	367,763
Fox	25,986	864,294
Interpublic Group of	33,979	1,214,070
Match Group *	24,504	904,198
Meta Platforms, Cl A *	194,915	46,841,973
Netflix *	39,000	12,867,270
News	10,337	183,482
News	33,532	590,499
Omnicom Group	17,790	1,611,240
Paramount Global, Cl B	44,180	1,030,719
Take-Two Interactive Software *	13,885	1,725,767
T-Mobile US *	72,615	10,449,298
Verizon Communications	561,395	21,798,968
Walt Disney *	159,995	16,399,487
Warner Bros Discovery *	193,527	2,633,902

		262,943,827

CONSUMER DISCRETIONARY — 9.6%
Advance Auto Parts	5,189	651,375
Amazon.com *	780,701	82,324,920
Aptiv *	23,728	2,440,662
AutoZone *	1,643	4,375,818
Bath & Body Works	20,027	702,948
Best Buy	17,295	1,288,823

COMMON STOCK — continued
	Shares	Value

CONSUMER DISCRETIONARY — continued
Booking Holdings *	3,397	$9,125,395
BorgWarner	20,542	988,686
CarMax *	13,861	970,686
Carnival *	87,722	807,920
Chipotle Mexican Grill, Cl A *	2,419	5,001,573
Darden Restaurants	10,658	1,619,270
Domino’s Pizza	3,100	984,157
DR Horton	27,316	2,999,843
eBay	47,475	2,204,264
Etsy *	11,007	1,112,037
Expedia Group *	12,940	1,215,842
Ford Motor	342,917	4,073,854
Garmin	13,381	1,313,613
General Motors	122,116	4,034,713
Genuine Parts	12,344	2,077,619
Hasbro	11,385	674,220
Hilton Worldwide Holdings	23,334	3,360,563
Home Depot	89,252	26,823,796
Lennar, Cl A	22,203	2,504,720
LKQ	22,220	1,282,761
Lowe’s	52,955	11,005,638
Marriott International, Cl A	23,562	3,989,989
McDonald’s	64,140	18,969,405
Mohawk Industries *	4,602	487,352
NIKE, Cl B	109,085	13,823,251
Norwegian Cruise Line Holdings *	36,871	492,228
NVR *	265	1,547,600
O’Reilly Automotive *	5,460	5,008,513
Pool	3,420	1,201,514
PulteGroup	19,761	1,326,951
Ralph Lauren, Cl A	3,599	413,129
Ross Stores	30,157	3,218,657
Starbucks	100,675	11,506,146
Tapestry	20,710	845,175
Tesla *	235,524	38,698,948
TJX	101,198	7,976,426
Tractor Supply	9,673	2,306,043
Ulta Beauty *	4,456	2,457,172
VF	28,970	681,085
Whirlpool	4,773	666,263
Yum! Brands	24,520	3,447,022

		295,028,585

CONSUMER STAPLES — 8.3%
Archer-Daniels-Midland	47,949	3,743,858
Brown-Forman, Cl B	15,973	1,039,683
Bunge	13,100	1,226,160
Campbell Soup	17,587	954,974
Clorox	10,817	1,791,512
Coca-Cola	495,028	31,756,046
Colgate-Palmolive	73,160	5,838,168
Conagra Brands	41,710	1,583,312

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CONSUMER STAPLES — continued
Constellation Brands, Cl A	14,218	$3,262,605
Costco Wholesale	46,282	23,290,028
Dollar General	19,579	4,335,965
Dollar Tree *	18,207	2,798,598
Estee Lauder, Cl A	20,289	5,005,702
General Mills	70,360	6,236,007
Hershey	12,870	3,514,282
Hormel Foods	25,317	1,023,820
J M Smucker	9,339	1,442,035
Kellogg	22,394	1,562,429
Keurig Dr Pepper	80,900	2,645,430
Kimberly-Clark	29,556	4,282,369
Kraft Heinz	81,556	3,202,704
Kroger	57,042	2,773,952
Lamb Weston Holdings	12,552	1,403,439
McCormick	21,961	1,929,274
Molson Coors Beverage, Cl B	16,428	977,137
Mondelez International, Cl A	149,128	11,441,100
Monster Beverage *	66,708	3,735,648
PepsiCo	182,380	34,814,518
Procter & Gamble	259,655	40,604,849
Sysco	44,418	3,408,637
Target	40,310	6,358,903
Tyson Foods, Cl A	24,977	1,560,813
Walgreens Boots Alliance	62,737	2,211,479
Walmart	220,093	33,227,440

		254,982,876

ENERGY — 4.9%
APA	28,152	1,037,401
Baker Hughes, Cl A	88,131	2,576,951
Chevron	157,568	26,562,813
ConocoPhillips	107,142	11,023,840
Coterra Energy	69,039	1,767,399
Devon Energy	57,280	3,060,470
Diamondback Energy	16,094	2,288,567
EOG Resources	51,439	6,145,417
Equities	32,100	1,118,364
Exxon Mobil	413,686	48,955,601
Halliburton	79,213	2,594,226
Hess	24,299	3,524,813
Kinder Morgan	173,214	2,970,620
Marathon Oil	55,641	1,344,287
Marathon Petroleum	39,758	4,850,476
Occidental Petroleum	63,687	3,918,661
ONEOK	39,096	2,557,269
Phillips 66	40,846	4,043,754
Pioneer Natural Resources	20,807	4,526,563
Schlumberger	124,342	6,136,278
Targa Resources	19,800	1,495,494
Valero Energy	33,761	3,871,374
Williams	106,647	3,227,138

		149,597,776

COMMON STOCK — continued
	Shares	Value

FINANCIALS — 13.3%
Aflac	49,044	$3,425,723
Allstate	23,031	2,666,069
American Express	52,136	8,411,622
American International Group	94,626	5,018,963
Ameriprise Financial	9,221	2,813,512
Aon, Cl A	17,987	5,849,013
Arch Capital Group *	32,400	2,432,268
Arthur J Gallagher	18,573	3,864,298
Assurant	4,627	569,722
Bank of America	611,169	17,895,028
Bank of New York Mellon	64,395	2,742,583
Berkshire Hathaway, Cl B *	167,181	54,927,318
BlackRock, Cl A	13,114	8,802,117
Brown & Brown	20,600	1,326,434
Capital One Financial	33,410	3,250,793
Cboe Global Markets	9,290	1,297,813
Charles Schwab	133,549	6,976,600
Chubb	36,347	7,326,101
Cincinnati Financial	13,765	1,465,147
Citigroup	169,581	7,982,178
Citizens Financial Group	43,149	1,335,030
CME Group, Cl A	31,502	5,852,127
Comerica	11,457	496,890
Discover Financial Services	23,344	2,415,404
Everest Re Group	3,430	1,296,540
Eversource Energy	42,569	3,303,780
FactSet Research Systems	3,350	1,379,161
Fidelity National Information Services	51,927	3,049,153
Fifth Third Bancorp	59,826	1,567,441
First Republic Bank (A)	16,264	—
Fiserv *	55,611	6,791,215
FleetCor Technologies *	6,459	1,381,709
Franklin Resources	24,960	670,925
Global Payments	22,997	2,591,992
Globe Life	7,922	859,695
Goldman Sachs Group	29,655	10,184,713
Hartford Financial Services Group	27,549	1,955,703
Huntington Bancshares	126,351	1,415,131
Intercontinental Exchange	48,944	5,331,470
Invesco	39,786	681,534
Jack Henry & Associates	6,392	1,044,069
JPMorgan Chase	256,867	35,509,294
KeyCorp	81,767	920,696
Lincoln National	13,453	292,334
Loews	17,043	981,166
M&T Bank	14,825	1,864,985
MarketAxess Holdings	3,296	1,049,348
Marsh & McLennan	43,348	7,810,876
Mastercard, Cl A	73,886	28,078,897
MetLife	57,729	3,540,520

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Moody’s	13,797	$4,320,117
Morgan Stanley	114,415	10,293,917
MSCI, Cl A	7,002	3,378,115
Nasdaq	29,717	1,645,430
Northern Trust	18,236	1,425,326
PayPal Holdings *	99,099	7,531,524
PNC Financial Services Group	35,116	4,573,859
Principal Financial Group	19,939	1,489,244
Progressive	51,221	6,986,544
Prudential Financial	32,182	2,799,834
Raymond James Financial	16,994	1,538,467
Regions Financial	81,780	1,493,303
S&P Global	28,829	10,452,819
State Street	30,576	2,209,422
Synchrony Financial	38,261	1,129,082
T Rowe Price Group	19,642	2,206,386
Travelers	20,238	3,665,911
Truist Financial	116,234	3,786,904
US Bancorp	122,038	4,183,463
Visa, Cl A	147,004	34,212,241
W R Berkley	17,845	1,051,427
Wells Fargo	333,735	13,265,966
Willis Towers Watson	9,349	2,165,228
Zions Bancorp	13,109	365,217

		408,864,846

HEALTH CARE — 12.3%
Align Technology *	6,535	2,125,835
AmerisourceBergen, Cl A	49,306	8,226,706
Baxter International	66,500	3,170,720
Boston Scientific *	303,545	15,820,765
Cardinal Health	45,879	3,766,666
Cigna Group	67,455	17,085,677
CVS Health	239,499	17,557,672
DaVita *	22,848	2,064,545
DENTSPLY SIRONA	18,840	789,961
Dexcom *	33,839	4,106,024
Edwards Lifesciences *	104,234	9,170,507
Elevance Health	42,392	19,867,011
GE HealthCare Technologies	31,800	2,586,612
Gilead Sciences	397,400	32,670,254
Henry Schein *	40,150	3,244,522
Hologic *	90,751	7,805,494
Humana	26,077	13,833,588
IDEXX Laboratories *	10,883	5,356,177
Incyte *	189,758	14,119,893
Insulet *	15,456	4,915,626
Intuitive Surgical *	40,449	12,184,048
IQVIA Holdings *	91,437	17,211,187
Laboratory Corp of America Holdings	28,104	6,371,458
McKesson	40,399	14,714,932
Medtronic	248,490	22,600,166

COMMON STOCK — continued
	Shares	Value

HEALTH CARE — continued
Mettler-Toledo International *	11,312	$16,871,848
Molina Healthcare *	16,274	4,847,862
Quest Diagnostics	33,035	4,585,588
ResMed	25,792	6,214,840
STERIS	17,879	3,371,085
Stryker	67,462	20,214,988
Teleflex	11,769	3,207,288
Waters *	40,031	12,023,711
West Pharmaceutical Services	30,845	11,142,448
Zimmer Biomet Holdings	57,316	7,934,827
Zoetis, Cl A	147,156	25,867,082

		377,647,613

INDUSTRIALS — 7.8%
3M	97,988	10,408,285
A O Smith	11,156	761,843
Alaska Air Group *	11,123	483,406
Allegion	7,693	849,923
American Airlines Group *	56,976	777,153
AMETEK	31,553	4,352,105
Automatic Data Processing	36,286	7,982,920
Broadridge Financial Solutions	10,307	1,498,741
Carrier Global	107,386	4,490,882
Caterpillar	55,748	12,197,662
Ceridian HCM Holding *	13,470	855,076
CH Robinson Worldwide	10,272	1,036,137
Cintas	7,564	3,447,444
Copart *	37,496	2,964,059
CoStar Group *	35,600	2,739,420
CSX	184,082	5,640,272
Cummins	21,551	5,065,347
Deere	39,257	14,839,931
Delta Air Lines *	56,194	1,928,016
Dover	12,235	1,788,268
Eaton	59,237	9,899,688
Emerson Electric	80,483	6,701,015
Equifax	10,728	2,235,501
Expeditors International of Washington	13,936	1,586,474
Fastenal	62,529	3,366,561
FedEx	20,335	4,631,906
Fortive	34,050	2,148,214
Generac Holdings *	5,548	567,117
General Electric	100,500	9,946,485
Howmet Aerospace	32,209	1,426,537
IDEX	6,605	1,362,744
Illinois Tool Works	41,997	10,160,754
Ingersoll Rand	35,443	2,020,960
JB Hunt Transport Services	7,268	1,274,008
Johnson Controls International	68,124	4,076,540

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDUSTRIALS — continued
Masco	19,691	$1,053,665
Nordson	4,707	1,018,171
Norfolk Southern	19,947	4,049,839
Old Dominion Freight Line	7,934	2,541,974
Otis Worldwide	53,200	4,537,960
PACCAR	87,000	6,498,030
Parker-Hannifin	16,124	5,238,365
Paychex	28,094	3,086,407
Paycom Software *	4,223	1,226,232
Pentair	14,388	835,655
Quanta Services	12,514	2,122,875
Republic Services, Cl A	17,987	2,601,280
Robert Half International	9,419	687,587
Rockwell Automation	10,052	2,848,837
Rollins	20,270	856,407
Snap-on	4,651	1,206,516
Southwest Airlines	52,071	1,577,231
Stanley Black & Decker	12,947	1,117,844
Trane Technologies	27,855	5,175,738
TransDigm Group	7,296	5,581,440
Union Pacific	53,583	10,486,193
United Airlines Holdings *	28,638	1,254,344
United Parcel Service, Cl B	63,912	11,492,017
United Rentals	6,074	2,193,382
Verisk Analytics, Cl A	13,695	2,658,336
Waste Management	39,355	6,534,898
Westinghouse Air Brake Technologies	15,971	1,559,888
WW Grainger	3,959	2,753,762
Xylem	15,828	1,643,580

		239,949,847

INFORMATION TECHNOLOGY — 26.6%
Accenture, Cl A	55,148	15,457,433
Adobe *	40,090	15,136,380
Advanced Micro Devices *	141,192	12,618,329
Akamai Technologies *	13,792	1,130,530
Amphenol, Cl A	52,064	3,929,270
Analog Devices	46,212	8,312,615
ANSYS *	7,629	2,394,896
Apple	1,339,331	227,257,684
Applied Materials	73,830	8,345,005
Arista Networks *	21,675	3,471,468
Autodesk *	18,895	3,680,557
Broadcom	43,418	27,201,377
Cadence Design Systems *	24,022	5,031,408
CDW	11,856	2,010,659
Cisco Systems	359,750	16,998,187
Cognizant Technology Solutions, Cl A	44,601	2,663,126
DXC Technology *	19,928	475,283
Enphase Energy *	11,903	1,954,473
EPAM Systems *	5,037	1,422,650

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
F5 *	5,265	$707,405
Fair Isaac *	2,203	1,603,674
First Solar *	8,682	1,585,160
Fortinet *	56,815	3,582,186
Gartner *	6,920	2,093,023
Gen Digital	49,848	880,814
Hewlett Packard Enterprise	112,219	1,606,976
HP	75,723	2,249,730
Intel	435,166	13,516,256
International Business Machines	79,176	10,008,638
Intuit	24,601	10,921,614
Juniper Networks	28,399	856,230
Keysight Technologies *	15,618	2,258,987
KLA	12,127	4,687,571
Lam Research	11,817	6,193,053
Microchip Technology	47,928	3,498,265
Micron Technology	95,546	6,149,341
Microsoft	713,908	219,355,372
Monolithic Power Systems	3,919	1,810,460
Motorola Solutions	14,642	4,266,679
NetApp	18,915	1,189,564
NVIDIA	215,427	59,778,838
NXP Semiconductors	22,693	3,715,752
ON Semiconductor *	37,800	2,720,088
Oracle	134,626	12,751,775
PTC *	9,321	1,172,489
Qorvo *	8,748	805,516
QUALCOMM	97,643	11,404,702
Roper Technologies	9,287	4,223,542
Salesforce *	87,572	17,371,658
Seagate Technology Holdings	16,813	988,100
ServiceNow *	17,777	8,167,109
Skyworks Solutions	13,922	1,474,340
SolarEdge Technologies *	4,895	1,398,159
Synopsys *	13,347	4,956,008
TE Connectivity	27,713	3,391,240
Teledyne Technologies *	4,105	1,701,112
Teradyne	13,640	1,246,423
Texas Instruments	108,061	18,067,799
Trimble *	21,600	1,017,360
Tyler Technologies *	3,646	1,381,943
VeriSign *	8,023	1,779,501
Western Digital *	27,947	962,495
Zebra Technologies, Cl A *	4,521	1,302,184

		820,290,461

MATERIALS — 2.9%
Air Products and Chemicals	21,369	6,290,179
Albemarle	10,259	1,902,634
Amcor	130,135	1,427,581
Avery Dennison	7,091	1,237,238

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued
	Shares	Value

MATERIALS — continued
Ball	27,468	$1,460,748
Celanese, Cl A	8,736	928,113
CF Industries Holdings	17,204	1,231,462
Corteva	74,839	4,574,160
Dow	92,028	5,006,323
DuPont de Nemours	40,165	2,800,304
Eastman Chemical	10,437	879,526
Ecolab	25,828	4,334,972
FMC	11,031	1,363,211
Freeport-McMoRan	125,151	4,744,474
International Flavors & Fragrances	22,344	2,166,474
International Paper	31,130	1,030,714
Linde	55,887	20,647,452
LyondellBasell Industries, Cl A	47,462	4,490,380
Martin Marietta Materials	5,437	1,974,718
Mosaic	29,866	1,279,758
Newmont	69,515	3,295,011
Nucor	22,156	3,283,076
Packaging Corp of America	8,103	1,096,012
PPG Industries	20,582	2,886,831
Sealed Air	12,678	608,417
Sherwin-Williams	20,651	4,905,439
Steel Dynamics	14,606	1,518,294
Vulcan Materials	11,639	2,038,222
Westrock	22,341	668,666

		90,070,389

REAL ESTATE — 2.3%
Alexandria Real Estate Equities ‡	13,793	1,712,815
American Tower ‡	40,774	8,333,798
AvalonBay Communities ‡	12,251	2,209,713
Boston Properties ‡	12,472	665,506
Camden Property Trust ‡	9,645	1,061,432
CBRE Group, Cl A *	27,668	2,121,029
Crown Castle International ‡	37,919	4,667,450
Digital Realty Trust ‡	25,179	2,496,498
Equinix ‡	8,104	5,867,944
Equity Residential ‡	29,782	1,883,712
Essex Property Trust ‡	5,658	1,243,232
Extra Space Storage ‡	11,728	1,783,125
Federal Realty Investment Trust ‡	6,378	630,720
Host Hotels & Resorts ‡	62,591	1,012,097
Invitation Homes ‡	50,900	1,698,533
Iron Mountain ‡	25,460	1,406,410
Kimco Realty ‡	54,155	1,039,234
Mid-America Apartment Communities ‡	10,113	1,555,379
Prologis ‡	80,836	10,124,709
Public Storage ‡	13,843	4,081,332

COMMON STOCK — continued
	Shares	Value

REAL ESTATE — continued
Realty Income ‡	54,930	$3,451,801
Regency Centers ‡	13,487	828,506
SBA Communications, Cl A ‡	9,455	2,466,715
Simon Property Group ‡	28,631	3,244,465
UDR ‡	27,083	1,119,340
Welltower ‡	41,412	3,280,659
Weyerhaeuser ‡	64,169	1,919,295

		71,905,449

UTILITIES — 2.8%
Alliant Energy	22,000	1,213,080
American Water Works	16,899	2,505,277
Atmos Energy	12,537	1,430,973
CenterPoint Energy	55,086	1,678,470
CMS Energy	25,537	1,589,934
Consolidated Edison	54,785	5,394,679
Constellation Energy	28,604	2,213,975
Dominion Energy	98,527	5,629,833
Edison International	33,487	2,464,643
Entergy	17,819	1,916,968
Exelon	165,813	7,037,104
FirstEnergy	47,557	1,892,769
NextEra Energy	271,328	20,791,865
NRG Energy	20,178	689,482
PG&E *	141,000	2,412,510
Pinnacle West Capital	9,904	777,068
Public Service Enterprise Group	72,946	4,610,187
Sempra Energy	48,207	7,495,706
Southern	199,043	14,639,613

		86,384,136

Total Common Stock (Cost $1,961,782,754)		3,057,665,805

RIGHTS — 0.0%

	Number Of Rights
Abiomed (B)(C)	5,594	$—

Total Rights (Cost $–)		—

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND

APRIL 30, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 0.0%
	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.760% (D)	101,752	$101,752

Total Short-Term Investments (Cost $101,752)		101,752

Total Investments in Securities — 99.3% (Cost $1,961,884,506)		$3,057,767,557

Percentages based on Net Assets of $3,079,893,836.

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	106	Jun-2023	$21,238,948	$22,199,050	$ 960,103

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2023. The total market value of securities on loan at April 30, 2023 was $99,659.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2023, was $101,752.

CL — Class

The following is a list of the inputs used as of April 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock	$3,057,665,805	$—	$—		$3,057,665,805
Short-Term Investment	101,752	—	—		101,752
Rights	—	—	—	#	—

Total Investments in Securities	$3,057,767,557	$—	$—		$3,057,767,557

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$960,103	$—	$—		$960,103

Total Other Financial Instruments	$960,103	$—	$—		$960,103

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.6%

	Shares	Value

COMMUNICATION SERVICES — 2.3%
AMC Networks, Cl A *	14,198	$251,163
ATN International	5,885	212,860
Cars.com *	32,195	630,056
Cinemark Holdings *	55,195	931,691
Cogent Communications Holdings	22,042	1,521,780
Consolidated Communications Holdings *	40,615	157,180
EW Scripps, Cl A *	28,997	244,445
Gannett *	78,098	148,386
Gogo *	33,802	453,285
Lumen Technologies	466,381	1,105,323
Marcus	12,205	213,832
QuinStreet *	26,685	296,470
Scholastic	14,925	574,165
Shenandoah Telecommunications	26,222	545,680
Shutterstock	12,276	822,492
TechTarget *	13,630	464,647
Telephone and Data Systems	51,243	512,430
Thryv Holdings *	15,610	350,601
Yelp, Cl A *	35,394	1,058,988

		10,495,474

CONSUMER DISCRETIONARY — 13.9%
Aaron’s	15,399	205,577
Abercrombie & Fitch, Cl A *	24,837	584,663
Academy Sports & Outdoors	39,289	2,495,637
Adtalem Global Education *	23,612	957,939
American Axle & Manufacturing Holdings *	58,317	416,967
American Eagle Outfitters	87,683	1,174,075
America’s Car-Mart *	2,899	233,051
Asbury Automotive Group *	11,105	2,148,373

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Big Lots	14,488	$130,247
BJ’s Restaurants *	12,893	419,538
Bloomin’ Brands	46,147	1,143,061
Boot Barn Holdings *	15,004	1,087,340
Brinker International *	23,092	921,833
Buckle	14,845	497,753
Caleres	17,818	406,250
Cavco Industries *	4,293	1,288,844
Century Communities	14,732	992,053
Cheesecake Factory	25,371	854,749
Chico’s FAS *	63,599	320,539
Children’s Place *	6,279	186,110
Chuy’s Holdings *	10,198	355,706
Cracker Barrel Old Country Store	11,582	1,229,545
Dave & Buster’s Entertainment *	22,087	783,205
Designer Brands, Cl A	25,169	206,134
Dine Brands Global	8,485	550,931
Dorman Products *	14,227	1,225,798
El Pollo Loco Holdings	12,515	116,640
Ethan Allen Interiors	13,210	368,955
Frontdoor *	42,590	1,165,262
Genesco *	5,993	207,717
Gentherm *	16,769	1,000,271
G-III Apparel Group *	22,981	360,802
Green Brick Partners *	15,007	559,311
Group 1 Automotive	7,316	1,642,296
Guess?	15,292	288,254
Hanesbrands	183,910	963,688
Haverty Furniture	6,618	199,467
Hibbett	6,402	347,821
Installed Building Products	12,567	1,561,701
iRobot *	14,649	576,145
Jack in the Box	10,813	1,002,257
Kontoor Brands	26,697	1,205,904
La-Z-Boy, Cl Z	23,339	670,530
LCI Industries	12,759	1,441,257
Leslie’s *	74,697	810,462
LGI Homes *	10,743	1,276,268
M *	14,367	971,784
MarineMax *	10,933	318,369
MDC Holdings	29,958	1,227,379
Meritage Homes	18,897	2,419,761
Mister Car Wash *	44,226	390,073
Monro	15,735	769,127
Movado Group	8,864	227,096
National Vision Holdings *	39,767	836,698
ODP *	20,235	874,354
Oxford Industries	8,334	859,985
Patrick Industries	10,815	742,233
Perdoceo Education *	35,682	463,152
PetMed Express	10,548	162,123

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY — continued
Ruth’s Hospitality Group	17,201	$277,968
Sabre *	171,323	685,292
Sally Beauty Holdings *	53,985	768,206
Shake Shack, Cl A *	19,366	1,061,450
Shoe Carnival	8,426	195,905
Signet Jewelers	22,809	1,678,286
Six Flags Entertainment *	38,452	933,230
Sleep Number *	11,212	252,831
Sonic Automotive, Cl A	8,414	374,591
Sonos *	66,678	1,409,573
Standard Motor Products	9,388	338,062
Steven Madden	39,057	1,368,557
Strategic Education	11,606	1,021,328
Stride *	21,434	920,805
Tri Pointe Homes *	52,114	1,494,630
Upbound Group, Cl A	25,544	681,003
Urban Outfitters *	30,084	814,073
Winnebago Industries	15,333	891,461
Wolverine World Wide	41,814	699,966
XPEL *	9,999	730,527
Zumiez *	7,801	136,401

		63,577,205

CONSUMER STAPLES — 5.4%
Andersons	16,153	722,039
B&G Foods (A)	37,797	606,264
Calavo Growers	10,170	325,033
Cal-Maine Foods	19,927	946,533
Central Garden & Pet *	5,171	190,500
Central Garden & Pet, Cl A *	21,125	746,346
Chefs’ Warehouse *	18,634	619,767
Edgewell Personal Care	26,469	1,155,901
elf Beauty *	26,454	2,453,873
Fresh Del Monte Produce	16,416	471,303
Hain Celestial Group *	46,720	837,690
Hostess Brands, Cl A *	69,948	1,801,861
Inter Parfums	9,446	1,433,808
J & J Snack Foods	7,931	1,215,029
John B Sanfilippo & Son	5,093	529,417
Medifast	5,665	519,197
MGP Ingredients	8,434	832,267
National Beverage *	13,244	658,227
Nu Skin Enterprises, Cl A	25,433	1,003,586
PriceSmart	13,254	976,555
Seneca Foods, Cl A *	2,984	142,038
Simply Good Foods *	44,084	1,603,335
SpartanNash	18,583	455,655
Tootsie Roll Industries	10,514	429,812
TreeHouse Foods *	26,604	1,416,663
United Natural Foods *	30,646	835,717
USANA Health Sciences *	5,932	393,707
WD-40	7,014	1,335,466

		24,657,589

COMMON STOCK — continued

	Shares	Value

ENERGY — 4.5%
Archrock	73,677	$758,136
Bristow Group *	12,695	283,987
Callon Petroleum *	26,126	865,816
Civitas Resources	26,622	1,838,249
Comstock Resources	48,051	552,587
Core Laboratories	24,788	557,978
CVR Energy	16,141	425,154
DMC Global *	10,207	193,321
Dorian LPG	17,772	394,894
Dril-Quip *	17,911	488,612
Green Plains *	31,340	1,070,888
Helix Energy Solutions Group *	75,808	549,608
Helmerich & Payne	53,535	1,775,221
Nabors Industries *	4,756	474,363
NexTier Oilfield Solutions *	83,765	676,821
Northern Oil and Gas	38,748	1,285,271
Oceaneering International *	52,749	935,240
Oil States International *	35,170	247,597
Par Pacific Holdings *	30,942	724,971
Patterson-UTI Energy	111,285	1,245,279
ProPetro Holding *	51,142	354,925
Ranger Oil, Cl A	10,281	423,577
REX American Resources *	8,760	247,820
RPC	45,081	333,149
SM Energy	62,477	1,754,354
Talos Energy *	34,265	467,032
US Silica Holdings *	39,796	519,338
Vital Energy *	8,730	406,207
World Fuel Services	32,225	761,799

		20,612,194

FINANCIALS — 16.2%
Ambac Financial Group *	22,564	359,896
American Equity Investment Life Holding	34,830	1,342,348
Ameris Bancorp	32,708	1,095,718
AMERISAFE	10,151	564,903
Apollo Commercial Real Estate Finance ‡	65,343	661,271
ARMOUR Residential REIT ‡,(A)	83,149	424,060
Assured Guaranty	30,143	1,623,804
Atlantic Union Bankshares	37,485	1,072,821
Avantax *	21,151	536,601
Axos Financial *	26,798	1,089,875
B Riley Financial (A)	8,635	272,003
Banc of California	27,460	311,671
BancFirst	8,754	699,357
Bancorp *	27,942	891,629
BankUnited	37,993	856,742
Banner	17,162	856,727
Berkshire Hills Bancorp	22,315	474,640

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Bread Financial Holdings	25,040	$691,104
Brightsphere Investment Group	16,661	376,205
Brookline Bancorp	43,913	418,930
Capitol Federal Financial	63,342	392,720
Central Pacific Financial	13,520	214,698
City Holding	7,454	679,730
Community Bank System	26,962	1,347,022
Customers Bancorp *	15,224	332,492
CVB Financial	65,942	987,152
Dime Community Bancshares	16,210	333,926
Donnelley Financial Solutions *	13,251	573,106
Eagle Bancorp	15,772	395,877
Ellington Financial ‡	32,233	411,615
Employers Holdings	13,997	554,141
Encore Capital Group *	11,759	604,177
Enova International *	15,719	690,379
EVERTEC	33,259	1,153,755
EZCORP, Cl A *	26,435	227,605
FB Financial	17,635	518,998
First Bancorp	20,455	629,605
First BanCorp	91,671	1,077,134
First Commonwealth Financial	51,698	645,191
First Financial Bancorp	47,585	985,010
First Hawaiian	63,902	1,221,167
Franklin BSP Realty Trust ‡	41,918	529,424
Genworth Financial, Cl A *	248,557	1,444,116
Green Dot, Cl A *	23,742	408,125
Hanmi Financial	15,251	246,456
HCI Group	3,830	194,028
Heritage Financial	17,563	309,284
Hilltop Holdings	23,078	715,880
HomeStreet	8,902	86,884
Hope Bancorp	60,084	546,764
Horace Mann Educators	21,038	658,069
Independent Bank	22,900	1,282,400
Independent Bank Group	17,788	647,127
Invesco Mortgage Capital ‡	17,760	188,434
James River Group Holdings	19,382	377,368
KKR Real Estate Finance Trust ‡	29,036	311,847
Lakeland Financial	12,730	645,029
LendingTree *	5,863	139,715
Mercury General	14,006	425,922
Mr Cooper Group *	34,770	1,609,851
National Bank Holdings, Cl A	18,906	601,211
NBT Bancorp	21,522	693,869
New York Mortgage Trust ‡	47,099	484,178
NMI Holdings, Cl A *	41,949	981,607
Northfield Bancorp	20,886	217,632
Northwest Bancshares	63,803	745,857
OFG Bancorp	23,926	611,788

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Pacific Premier Bancorp	47,676	$1,060,314
PacWest Bancorp (A)	59,064	599,500
Palomar Holdings *	13,045	655,642
Park National	7,267	787,161
Pathward Financial	13,861	617,230
Payoneer Global *	105,135	574,037
PennyMac Mortgage Investment Trust ‡	45,424	564,620
Piper Sandler	7,082	959,186
PRA Group *	19,596	710,747
Preferred Bank	6,608	317,713
ProAssurance	27,574	495,229
PROG Holdings *	25,827	780,750
Provident Financial Services	37,817	661,041
Radian Group	78,800	1,912,476
Ready Capital ‡,(A)	49,206	527,980
Redwood Trust ‡	58,643	368,278
Renasant	28,090	789,891
S&T Bancorp	19,607	539,781
Safety Insurance Group	7,546	551,537
Seacoast Banking Corp of Florida	41,973	931,381
ServisFirst Bancshares	24,532	1,238,866
Simmons First National, Cl A	63,743	1,065,146
SiriusPoint *	44,465	386,401
Southside Bancshares	14,993	475,728
Stellar Bancorp	22,645	519,475
Stewart Information Services	13,649	568,481
StoneX Group *	8,986	881,257
Tompkins Financial	6,279	368,075
Triumph Financial *	11,365	590,525
Trupanion *	18,212	639,423
TrustCo Bank NY	9,517	283,987
Trustmark	30,629	731,727
Two Harbors Investment ‡	48,518	675,849
United Community Banks	57,670	1,435,983
United Fire Group	11,178	300,688
Universal Insurance Holdings	15,267	235,417
Veritex Holdings	27,030	465,186
Virtus Investment Partners	3,465	631,358
Walker & Dunlop	15,497	1,043,103
Washington Federal	32,827	920,469
Westamerica BanCorp	13,533	548,222
WisdomTree	58,139	362,787
World Acceptance *	1,802	181,822
WSFS Financial	30,913	1,087,210

		73,740,349

HEALTH CARE — 11.0%
AdaptHealth, Cl A *	39,870	473,656
Addus HomeCare *	8,563	699,940
Agiliti *	18,279	305,625
AMN Healthcare Services *	22,203	1,917,229

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
AngioDynamics *	21,433	$178,323
Anika Therapeutics *	10,131	259,961
Apollo Medical Holdings *	20,351	722,257
Arcus Biosciences *	28,259	504,423
Artivion *	22,102	306,555
Avanos Medical *	24,212	715,222
Avid Bioservices *	34,339	619,819
Cara Therapeutics *	30,036	126,151
Catalyst Pharmaceuticals *	53,187	846,737
Certara *	54,135	1,308,443
Coherus Biosciences *	38,738	280,076
Collegium Pharmaceutical *	20,837	484,877
Computer Programs and Systems *	8,038	208,023
CONMED	15,808	1,985,011
CorVel *	4,874	984,694
Cross Country Healthcare *	18,795	413,114
Cutera *	9,846	224,489
Cytek Biosciences *	45,400	521,192
Cytokinetics *	49,198	1,840,005
Dynavax Technologies *	64,796	674,526
Eagle Pharmaceuticals *	7,206	202,344
Embecta	29,663	823,148
Emergent BioSolutions *	25,854	228,291
Enanta Pharmaceuticals *	10,798	383,869
Enhabit *	26,414	323,571
Ensign Group	28,667	2,783,279
Fulgent Genetics *	10,163	300,520
Glaukos *	24,592	1,168,366
Harmony Biosciences Holdings *	16,869	543,857
HealthStream	13,682	337,124
Heska *	5,319	623,174
Innoviva *	38,199	448,074
Inogen *	12,805	170,435
Integer Holdings *	17,224	1,418,396
Ironwood Pharmaceuticals, Cl A *	78,874	821,078
LeMaitre Vascular	10,642	574,668
Ligand Pharmaceuticals *	9,191	701,733
Merit Medical Systems *	29,416	2,391,227
Mesa Laboratories	2,684	446,913
ModivCare *	6,774	430,826
Myriad Genetics *	43,147	918,600
NeoGenomics *	65,191	953,092
NextGen Healthcare *	29,146	487,904
NuVasive *	27,146	1,168,364
OmniAB *(B)	3,296	—
OmniAB *(B)	3,296	—
OraSure Technologies *	39,624	269,443
Orthofix Medical *	18,410	346,660
Owens & Minor *	39,438	612,867
Pacira BioSciences *	25,182	1,140,996

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Pediatrix Medical Group *	42,951	$615,488
Phibro Animal Health, Cl A	14,643	227,845
Prestige Consumer Healthcare *	27,027	1,662,971
RadNet *	26,341	728,592
Select Medical Holdings	54,244	1,654,442
Simulations Plus	8,686	362,641
Supernus Pharmaceuticals *	30,871	1,137,905
Tandem Diabetes Care *	32,948	1,304,082
US Physical Therapy	6,937	738,513
Vanda Pharmaceuticals *	34,954	214,618
Varex Imaging *	21,531	381,960
Veradigm *	56,297	703,150
Vericel *	26,343	830,068
Vir Biotechnology *	40,215	1,011,407
Xencor *	32,919	870,378
Zynex *	14,833	169,690

		50,232,917

INDUSTRIALS — 17.0%
AAON	22,858	2,240,084
AAR *	18,495	976,166
ABM Industries	34,037	1,449,295
Alamo Group	5,888	1,040,586
Albany International, Cl A	17,219	1,570,545
Allegiant Travel *	7,986	829,825
American Woodmark *	10,052	507,827
Apogee Enterprises	13,309	566,431
Applied Industrial Technologies	21,336	2,894,442
ArcBest	12,353	1,166,123
Arcosa	25,830	1,744,558
Astec Industries	12,730	525,494
AZZ	14,916	562,781
Barnes Group	27,576	1,159,019
Boise Cascade	21,175	1,446,464
Brady, Cl A	24,120	1,230,844
CIRCOR International *	12,629	351,591
Comfort Systems USA	19,155	2,863,481
CoreCivic *	58,229	511,833
CSG Systems International	15,801	832,397
Deluxe	21,871	331,346
DXP Enterprises *	10,418	262,534
Dycom Industries *	15,868	1,469,694
Encore Wire	9,791	1,530,627
Enerpac Tool Group, Cl A	32,419	770,275
EnPro Industries	11,424	1,076,940
ESCO Technologies	14,335	1,341,326
Federal Signal	34,310	1,762,848
Forrester Research *	6,214	192,261
Forward Air	13,605	1,435,464
Franklin Electric	21,246	1,900,880
GEO Group *	63,626	479,104

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Gibraltar Industries *	17,404	$870,896
GMS *	23,515	1,365,281
Granite Construction	24,531	935,367
Greenbrier	17,754	469,593
Griffon	25,761	732,900
Harsco *	42,175	289,742
Hawaiian Holdings *	26,791	223,169
Healthcare Services Group	38,651	603,342
Heartland Express	23,381	338,557
Heidrick & Struggles International	10,073	252,933
Hillenbrand	37,964	1,731,918
HNI	21,257	552,257
Hub Group, Cl A *	16,481	1,242,667
Insteel Industries	11,984	329,920
Interface, Cl A	30,951	242,656
John Bean Technologies	17,250	1,875,248
KAR Auction Services *	55,572	752,445
Kelly Services, Cl A	18,020	295,708
Kennametal	44,115	1,145,225
Korn Ferry	26,910	1,292,218
Lindsay	6,150	742,551
Liquidity Services *	13,343	174,393
Marten Transport	29,951	604,711
Masterbrand *	69,214	558,557
Matson	18,956	1,289,577
Matthews International, Cl A	16,461	623,378
MillerKnoll	38,651	657,454
Mueller Industries	30,673	2,203,855
MYR Group *	9,344	1,195,939
NOW *	63,188	674,216
NV5 Global *	6,476	613,471
PGT Innovations *	33,614	862,535
Pitney Bowes	89,541	314,289
Powell Industries	5,941	237,996
Proto Labs *	15,058	433,219
Quanex Building Products	20,880	398,808
Resideo Technologies *	76,909	1,368,980
Resources Connection	16,032	233,907
RXO *	59,423	1,074,962
SkyWest *	25,449	720,207
SPX Technologies *	24,833	1,581,365
Standex International	6,976	856,723
Sun Country Airlines Holdings *	17,167	338,705
Tennant	10,860	829,921
Titan International *	29,191	284,904
Trinity Industries	44,012	1,054,087
Triumph Group *	36,244	391,797
TrueBlue *	16,591	251,354
TTEC Holdings	10,079	343,392
UniFirst	7,799	1,276,540
Veritiv	7,138	819,942

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Verra Mobility, Cl A *	73,938	$1,253,249
Viad *	11,321	215,439
Wabash National	28,053	720,121

		77,765,671

INFORMATION TECHNOLOGY — 12.3%
8x8 *	62,200	178,514
A10 Networks	34,810	492,213
Adeia	55,781	426,167
ADTRAN Holdings	35,547	324,189
Advanced Energy Industries	18,756	1,622,394
Alarm.com Holdings *	26,043	1,241,991
Alpha & Omega Semiconductor *	11,310	270,083
Arlo Technologies *	46,247	297,831
Avid Technology *	16,840	496,948
Axcelis Technologies *	16,716	1,977,503
Badger Meter	14,792	1,957,425
Benchmark Electronics	17,598	375,717
Cerence *	21,094	538,952
CEVA *	12,091	303,847
Clearfield *	6,537	285,536
Cohu *	24,277	821,534
Comtech Telecommunications	14,139	146,339
Consensus Cloud Solutions *	9,417	351,537
Corsair Gaming *	20,830	362,859
CTS	16,124	632,222
Digi International *	18,180	548,309
Digital Turbine *	46,879	549,891
Diodes *	23,026	1,835,172
DoubleVerify Holdings, Cl Rights *	45,484	1,338,139
Ebix	12,347	200,762
ePlus *	13,522	588,748
Extreme Networks *	65,944	1,172,484
Fabrinet *	18,394	1,746,510
FARO Technologies *	9,395	219,373
FormFactor *	39,098	1,067,766
Harmonic *	56,094	790,364
Ichor Holdings *	14,560	405,496
Insight Enterprises *	15,218	1,840,617
InterDigital	14,072	953,237
Itron *	22,834	1,219,336
Knowles *	46,361	782,574
Kulicke & Soffa Industries	28,666	1,366,222
LivePerson *	39,521	182,982
LiveRamp Holdings *	33,738	812,748
MaxLinear, Cl A *	36,796	887,887
Methode Electronics	18,125	742,944
N-able *	37,582	479,170
NETGEAR *	14,622	206,609
NetScout Systems *	33,832	920,569
OneSpan *	19,614	289,110

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Onto Innovation *	25,058	$2,029,197
OSI Systems *	7,870	888,995
PC Connection	5,655	227,727
PDF Solutions *	15,552	560,650
Perficient *	17,940	1,164,665
Photronics *	31,375	453,682
Plexus *	13,899	1,215,745
Progress Software	23,120	1,268,826
Rambus *	54,768	2,428,413
Rogers *	9,478	1,525,484
Sanmina *	29,280	1,530,173
ScanSource *	12,682	346,853
Semtech *	32,377	631,028
SMART Global Holdings *	25,213	388,784
SPS Commerce *	18,524	2,728,585
TTM Technologies *	51,358	606,538
Ultra Clean Holdings *	23,107	659,474
Veeco Instruments *	25,871	476,544
Viasat *	38,429	1,346,168
Viavi Solutions *	112,778	1,010,491
Xperi *	22,976	218,042

		55,956,884

MATERIALS — 5.7%
AdvanSix	13,869	522,584
American Vanguard	14,229	273,908
Arconic *	51,675	1,278,956
ATI *	65,771	2,540,076
Balchem	16,242	2,134,199
Carpenter Technology	24,679	1,301,570
Century Aluminum *	26,804	230,246
Clearwater Paper *	8,373	302,265
Compass Minerals International	17,560	574,739
FutureFuel	13,254	99,405
Hawkins	9,658	389,604
Haynes International	6,455	303,450
HB Fuller	27,099	1,793,141
Innospec	12,512	1,271,595
Kaiser Aluminum	8,166	536,669
Koppers Holdings	10,637	349,000
Livent *	90,597	1,979,544
Materion	10,457	1,132,598
Mativ Holdings	27,745	537,421
Mercer International	20,192	196,468
Minerals Technologies	16,284	964,990
Myers Industries	18,703	354,422
O-I Glass, Cl I *	77,861	1,749,537
Olympic Steel	4,938	229,963
Quaker Chemical	6,948	1,296,705
Rayonier Advanced Materials *	33,473	182,093
Stepan	10,626	979,717

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
SunCoke Energy	41,757	$324,869
Sylvamo	16,308	747,233
TimkenSteel *	20,019	335,118
Tredegar	12,587	118,066
Trinseo	17,806	322,645
Warrior Met Coal	25,922	896,123

		26,248,919

REAL ESTATE — 7.1%
Acadia Realty Trust ‡	47,585	642,873
Alexander & Baldwin ‡	36,376	699,510
American Assets Trust ‡	26,123	475,439
Anywhere Real Estate *	56,379	359,134
Armada Hoffler Properties ‡	33,982	398,269
Brandywine Realty Trust ‡	85,832	337,320
CareTrust REIT ‡	59,757	1,164,664
Centerspace ‡	7,653	431,476
Chatham Lodging Trust ‡	24,489	250,767
Cushman & Wakefield *	81,554	803,307
DiamondRock Hospitality ‡	105,050	851,955
Douglas Elliman	38,475	122,735
Easterly Government Properties, Cl A ‡	45,598	641,564
Elme Communities ‡	43,910	756,569
Essential Properties Realty Trust ‡	71,435	1,768,016
Four Corners Property Trust ‡	42,089	1,073,690
Getty Realty ‡	26,215	873,746
Global Net Lease ‡	52,839	594,967
Hudson Pacific Properties ‡	64,219	357,058
Innovative Industrial Properties, Cl A ‡	14,018	960,934
JBG SMITH Properties ‡	49,725	709,576
Kennedy-Wilson Holdings	58,764	986,060
LTC Properties ‡	20,323	679,804
LXP Industrial Trust ‡	138,339	1,300,387
Marcus & Millichap	12,443	391,581
NexPoint Residential Trust ‡	12,395	532,117
Office Properties Income Trust ‡	24,296	158,410
Orion Office REIT ‡	28,333	173,965
Outfront Media ‡	74,842	1,246,868
Pebblebrook Hotel Trust ‡	66,046	939,835
RE, Cl A	9,128	176,262
Retail Opportunity Investments ‡	62,487	814,206
RPT Realty ‡	42,772	397,780
Safehold ‡	19,379	537,178
Saul Centers ‡	6,632	238,951
Service Properties Trust ‡	88,597	776,996
SITE Centers ‡	92,039	1,135,761
SL Green Realty ‡,(A)	32,335	765,369
St. Joe	19,896	817,726

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
Summit Hotel Properties ‡	53,633	$345,397
Sunstone Hotel Investors ‡	105,564	1,006,025
Tanger Factory Outlet Centers ‡	70,217	1,376,955
Uniti Group ‡	126,094	431,241
Urban Edge Properties ‡	60,128	882,078
Urstadt Biddle Properties, Cl A ‡	14,535	250,293
Veris Residential *‡	42,578	696,150
Whitestone REIT, Cl B ‡	23,292	208,463
Xenia Hotels & Resorts ‡	57,121	723,152

		32,262,579

UTILITIES — 2.2%
American States Water	20,223	1,794,791
Avista	40,240	1,773,377
California Water Service Group	29,704	1,665,800
Chesapeake Utilities	10,044	1,240,434
Middlesex Water	9,886	721,480
Northwest Natural Holding	19,997	939,059
SJW Group	15,195	1,153,605
Unitil	9,742	541,558

		9,830,104

Total Common Stock (Cost $411,239,939)		445,379,885

RIGHTS — 0.0%

	Number Of Rights
Progenics Pharmaceuticals(B)(C)	61,398	$—
Toriba Therapeutics(B)(C)	2,044	—

Total Rights (Cost $122)		—

SHORT-TERM INVESTMENT — 0.7%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.760% (D)	3,170,823	$3,170,823

Total Short-Term Investments (Cost $3,170,823)		3,170,823

Total Investments in Securities — 98.3%
(Cost $414,410,884)		$448,550,708

Percentages are based on Net Assets of $456,178,797.

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 Index E-MINI	128	Jun-2023	$11,406,515	$11,358,720	$ (47,795)

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2023. The total market value of securities on loan at April 30, 2023 was $3,087,396.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2023, was $3,170,823.

Cl — Class

The following is a list of the inputs used as of April 30, 2023, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock	$445,379,885	$—	$—	#	$445,379,885
Short-Term Investment	3,170,823	—	—		3,170,823
Rights	—	—	—	#	—

Total Investments in Securities	$448,550,708	$—	$—		$448,550,708

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$ (47,795)	$—	$—		$(47,795)

Total Other Financial Instruments	$ (47,795)	$—	$—		$(47,795)

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

# Security or securities with a market value of $0.

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value

COMMUNICATION SERVICES — 9.3%
Alphabet, Cl A *	25,000	$2,683,500
Alphabet, Cl C *	255,668	27,668,391
Charter Communications, Cl A *	13,500	4,977,450
Comcast, Cl A	160,000	6,619,200
DISH Network, Cl A *	74,500	559,495
Electronic Arts	12,664	1,611,874
Fox	55,033	1,680,708
Fox	63,000	2,095,380
Meta Platforms, Cl A *	19,700	4,734,304
News	29,775	524,338
T-Mobile US *	25,000	3,597,500
Walt Disney *	60,437	6,194,792
ZoomInfo Technologies, Cl A *	128,780	2,821,570

		65,768,502

CONSUMER DISCRETIONARY — 9.8%
Airbnb, Cl A *	28,027	3,353,991
Amazon.com *	242,008	25,519,743
Booking Holdings *	1,400	3,760,834
Chipotle Mexican Grill, Cl A *	1,488	3,076,618
Etsy *	29,290	2,959,169
Gap	88,000	844,800
Hilton Worldwide Holdings	27,735	3,994,395
Honda Motor ADR	96,000	2,551,680
Lululemon Athletica *	11,599	4,406,808
NIKE, Cl B	76,187	9,654,417
Starbucks	32,804	3,749,169
TJX	51,834	4,085,556
Wingstop	4,608	922,107

		68,879,287

CONSUMER STAPLES — 2.9%
Anheuser-Busch InBev ADR (A)	55,000	3,573,350

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
Constellation Brands, Cl A	12,840	$2,946,395
Freshpet *	22,288	1,537,203
Haleon ADR (A)	268,400	2,380,708
Molson Coors Beverage, Cl B	60,000	3,568,800
PepsiCo	34,654	6,615,102

		20,621,558

ENERGY — 3.1%
Cheniere Energy	6,970	1,066,410
ConocoPhillips	40,000	4,115,600
Occidental Petroleum	142,000	8,737,260
Schlumberger	74,300	3,666,705
Williams	134,300	4,063,918

		21,649,893

FINANCIALS — 18.1%
Aegon	240,169	1,087,966
American Express	16,333	2,635,166
Ares Management, Cl A	11,531	1,010,000
Bank of America	73,000	2,137,440
Bank of New York Mellon	105,000	4,471,950
Berkshire Hathaway, Cl B *	27,754	9,118,577
Block, Cl A *	21,788	1,324,493
Brighthouse Financial *	18,208	804,794
Capital One Financial	65,000	6,324,500
Charles Schwab	179,766	9,390,976
Fidelity National Information Services	47,500	2,789,200
Fiserv *	67,300	8,218,676
FleetCor Technologies *	16,662	3,564,335
Global Payments	19,310	2,176,430
Goldman Sachs Group	14,000	4,808,160
Hamilton Lane, Cl A	17,042	1,255,655
Lincoln National	9,000	195,570
Markel *	7,989	10,933,186
Mastercard, Cl A	20,347	7,732,470
MetLife	102,500	6,286,325
Moody’s	28,395	8,891,042
MSCI, Cl A	6,329	3,053,426
S&P Global	6,468	2,345,306
State Street	44,000	3,179,440
Truist Financial	36,000	1,172,880
UBS Group	87,500	1,771,875
Visa, Cl A	53,625	12,480,146
Wells Fargo	217,000	8,625,750

		127,785,734

HEALTH CARE — 10.1%
Align Technology *	3,683	1,198,080
Alnylam Pharmaceuticals *	18,000	3,585,600
BioMarin Pharmaceutical *	37,000	3,553,480
Boston Scientific *	53,567	2,791,912
Cigna Group	32,000	8,105,280
CVS Health	45,000	3,298,950
Elanco Animal Health *	145,000	1,373,150
Elevance Health	12,905	6,047,928
Exact Sciences *	13,231	847,710

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Gilead Sciences	65,000	$5,343,650
ICON *	22,588	4,352,482
IDEXX Laboratories *	2,827	1,391,336
Incyte *	41,000	3,050,810
Medtronic	94,539	8,598,322
Mettler-Toledo International *	5,517	8,228,606
Omnicell *	15,448	938,775
Seagen *	3,947	789,400
Veeva Systems, Cl A *	4,628	828,782
Zimmer Biomet Holdings	15,000	2,076,600
Zoetis, Cl A	28,455	5,001,820

		71,402,673

INDUSTRIALS — 10.2%
AMETEK	43,154	5,952,231
Builders FirstSource *	6,000	568,620
Carrier Global	70,500	2,948,310
Ceridian HCM Holding *	17,456	1,108,107
Copart *	37,270	2,946,194
Equifax	12,313	2,565,783
FedEx	34,000	7,744,520
Fortive	87,450	5,517,220
GXO Logistics *	191,869	10,194,000
Hexcel	10,320	743,866
Johnson Controls International	124,000	7,420,160
Mercury Systems *	28,909	1,378,092
Otis Worldwide	20,000	1,706,000
TransDigm Group	16,275	12,450,375
TransUnion	74,214	5,106,665
Uber Technologies *	101,037	3,137,199

		71,487,342

INFORMATION TECHNOLOGY — 28.5%
Adobe *	25,435	9,603,239
Advanced Micro Devices *	32,570	2,910,781
Amphenol, Cl A	80,201	6,052,770
Apple	199,465	33,845,221
ASML Holding, Cl G	6,190	3,942,163
Atlassian, Cl A *	13,058	1,928,144
Cadence Design Systems *	4,683	980,854
CDW	8,769	1,487,135
Cisco Systems	88,000	4,158,000
Cognizant Technology Solutions, Cl A	47,000	2,806,370
Coherent *	29,500	1,007,130
Dell Technologies, Cl C	48,000	2,087,520
Gartner *	4,946	1,495,967
Hewlett Packard Enterprise	155,000	2,219,600
HP	115,000	3,416,650
Intuit	11,243	4,991,330
Juniper Networks	84,000	2,532,600

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
KLA	2,846	$1,100,093
Microchip Technology	200,594	14,641,356
Microsoft	140,470	43,160,812
MongoDB, Cl A *	14,540	3,489,019
NVIDIA	31,374	8,705,971
ON Semiconductor *	13,924	1,001,971
Oracle	42,299	4,006,561
Palo Alto Networks *	3,809	694,990
Roper Technologies	12,173	5,536,037
Salesforce *	40,065	7,947,694
SAP ADR (A)	57,568	7,787,224
ServiceNow *	9,061	4,162,805
TE Connectivity	25,000	3,059,250
VeriSign *	17,083	3,789,009
VMware, Cl A *	48,501	6,064,059

		200,612,325

MATERIALS — 3.0%
Air Products and Chemicals	31,797	9,359,765
Celanese, Cl A	16,500	1,752,960
Linde	19,475	7,195,039
LyondellBasell Industries, Cl A	33,000	3,122,130

		21,429,894

REAL ESTATE — 2.3%
American Tower ‡	63,826	13,045,396
Equinix ‡	3,798	2,750,056

		15,795,452

UTILITIES — 0.2%
Dominion Energy	26,000	1,485,640

Total Common Stock (Cost $662,762,152)		686,918,300

WARRANTS — 0.0%

	Number Of Warrants	Value
Occidental Petroleum, Expires 8/6/2027	7,000	$281,400

Total Warrants (Cost $90,720)		281,400

SHORT-TERM INVESTMENT — 1.9%
	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.760% (B)	13,431,892	$13,431,892

Total Short-Term Investments (Cost $13,431,892)		13,431,892

Total Investments in Securities — 99.4%
(Cost $676,284,764)		$700,631,592

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND

APRIL 30, 2023 (Unaudited)

Percentages based on Net Assets of $704,747,995.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2023. The total market value of securities on loan at April 30, 2023, was $13,129,015.
(B)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2023, was $13,431,892.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurement and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%

	Shares	Value

ARGENTINA — 0.0%
YPF ADR *	35,306	$392,603

AUSTRALIA — 0.4%
Rio Tinto	81,450	5,178,578

BELGIUM — 0.3%
Anheuser-Busch InBev	60,743	3,956,991

BRAZIL — 0.9%
Arezzo Industria e Comercio	45,800	613,370
Banco BTG Pactual	280,700	1,311,806
Banco do Brasil	313,100	2,675,480
Gerdau ADR	255,790	1,276,392
Localiza Rent a Car	176,897	2,049,422
Marfrig Global Foods	250,500	325,465
MercadoLibre *	847	1,082,034
Minerva	240,400	409,889
Petro Rio *	36,300	250,472
SLC Agricola	42,260	366,608
Suzano	59,300	469,981
Vamos Locacao de Caminhoes Maquinas e Equipamentos	307,500	746,799

		11,577,718

CANADA — 5.7%
Alimentation Couche-Tard	241,503	12,040,428
Canadian National Railway	109,435	13,030,858
Canadian Pacific Kansas City	73,500	5,787,658
Canadian Pacific Kansas City	240,183	18,936,028
Dollarama	32,700	2,023,287
Franco-Nevada	29,400	4,456,279
Gildan Activewear	99,900	3,249,715
Northland Power	66,200	1,623,396

COMMON STOCK — continued

	Shares	Value

CANADA — continued
Nutrien	32,000	$2,217,562
Thomson Reuters	72,995	9,588,431

		72,953,642

CHINA — 5.8%
Agricultural Bank of China, Cl H	1,080,000	417,550
Alibaba Group Holding ADR *	31,394	2,658,758
Anhui Conch Cement, Cl H	288,641	911,361
Autohome ADR	7,010	207,847
Bank of China, Cl H	2,598,000	1,037,500
Beijing New Building Materials, Cl A	174,400	668,022
Bosideng International Holdings	2,436,000	1,201,343
BYD, Cl H	32,500	985,572
China CITIC Bank, Cl H	1,014,000	548,521
China Construction Bank, Cl H	6,114,921	4,087,856
China Everbright Environment Group	562,000	238,575
China Galaxy Securities, Cl H	1,613,500	876,345
China Petroleum & Chemical, Cl H	3,982,000	2,609,782
China Railway Group, Cl H	1,786,000	1,373,103
China State Construction Engineering, Cl A	675,186	641,338
CITIC	833,000	1,045,624
COSCO SHIPPING Holdings, Cl H	1,036,200	1,203,528
Daqo New Energy ADR *	20,422	937,778
Dongfeng Motor Group, Cl H	754,000	360,740
FinVolution Group ADR	88,120	350,718
Greentown China Holdings	213,500	256,586
Guangzhou Automobile Group, Cl H	436,000	272,106
Haier Smart Home, Cl H	650,400	2,119,965
Hangzhou Binjiang Real Estate Group, Cl A	346,200	460,914
Hello Group ADR	44,171	369,270
Hengdian Group DMEGC Magnetics, Cl A	94,800	260,448
Industrial & Commercial Bank of China, Cl H	963,000	518,082
iQIYI ADR *	109,545	668,224
JD.com, Cl A	129,500	2,311,222
Jiangxi Copper, Cl H	419,000	745,354
JinkoSolar Holding ADR *	10,915	541,493
Kweichow Moutai, Cl A	5,300	1,349,176
Lenovo Group	896,000	916,647
Li Ning	1,188,175	8,497,103

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Meituan, Cl B *	13,160	$224,907
NARI Technology, Cl A	257,659	973,953
PDD Holdings ADR *	57,816	3,940,160
PetroChina, Cl H	4,504,000	3,128,535
PICC Property & Casualty, Cl H	1,248,000	1,509,356
Ping An Insurance Group of China, Cl H	199,500	1,455,410
Pop Mart International Group	148,600	360,464
Qifu Technology ADR	69,459	1,225,257
Sichuan Road and Bridge Group, Cl A	239,881	549,523
Sinopharm Group, Cl H	422,800	1,497,628
Tencent Holdings	253,894	11,276,626
Tencent Music Entertainment Group ADR *	199,414	1,477,658
Vipshop Holdings ADR *	95,005	1,491,579
Want Want China Holdings	1,029,000	656,229
Yum China Holdings	46,170	2,824,681
Zhejiang Expressway, Cl H	298,000	247,291
Zhejiang Jingsheng Mechanical & Electrical, Cl A	78,100	773,633

		75,261,341

DENMARK — 1.5%
Coloplast, Cl B	14,168	2,045,330
DSV	60,459	11,400,774
GN Store Nord	24,425	653,322
Pandora	15,848	1,469,788
Tryg	66,062	1,564,294
Vestas Wind Systems	62,843	1,742,303

		18,875,811

FINLAND — 0.1%
Nordea Bank Abp	136,525	1,516,368

FRANCE — 11.4%
Air Liquide	54,354	9,796,267
Alstom	389,507	9,808,718
AXA	300,687	9,833,148
BNP Paribas	49,341	3,194,155
Capgemini	13,421	2,452,074
Carrefour	246,188	5,130,602
Danone	260,446	17,270,065
Dassault Systemes	55,627	2,262,510
Hermes International	3,047	6,627,855
Ipsen	14,690	1,784,775
Kering	4,706	3,019,301
L’Oreal	16,549	7,924,099
LVMH Moet Hennessy Louis Vuitton	29,208	28,148,083
Pernod Ricard	46,990	10,872,950
Publicis Groupe	22,321	1,828,372

COMMON STOCK — continued

	Shares	Value

FRANCE — continued
Remy Cointreau	7,976	$1,382,698
Rexel	59,919	1,390,581
Sodexo	47,899	5,143,007
TotalEnergies	66,582	4,262,681
Valeo	143,176	2,801,069
Vinci	95,099	11,785,288

		146,718,298

GERMANY — 5.1%
Allianz	25,955	6,529,879
Bayerische Motoren Werke	28,766	3,230,355
Carl Zeiss Meditec	18,408	2,480,630
CompuGroup Medical & KgaA	19,138	1,054,267
Deutsche Boerse	15,975	3,052,367
Deutsche Telekom	548,654	13,254,186
Hannover Rueck	1,406	300,976
Infineon Technologies	93,175	3,399,589
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	9,799	3,689,741
Nemetschek	18,299	1,433,033
RWE	168,512	7,915,930
SAP	108,639	14,728,586
Siemens	12,206	2,015,770
Siemens Healthineers	46,628	2,911,649

		65,996,958

GREECE — 0.0%
FF Group *(B)	8,921	4,727

HONG KONG — 2.1%
AIA Group	910,309	9,910,288
China Lumena New Materials *(B)	15,350	—
Prudential	1,017,628	15,572,591
Skyworth Group	700,000	348,970
WH Group	998,034	555,627

		26,387,476

INDIA — 3.1%
APL Apollo Tubes	102,688	1,504,458
Axis Bank	86,373	911,746
Bank of Baroda	607,200	1,400,494
Britannia Industries	14,663	817,578
GAIL India	655,864	862,095
HCL Technologies	92,184	1,205,218
HDFC Bank ADR	24,782	1,729,784
Hindalco Industries	176,422	946,582
Hindustan Unilever	24,092	725,162
ICICI Bank ADR	733,769	16,693,245
Info Edge India	12,792	593,536
Mahindra & Mahindra	63,829	960,349

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA — continued
MakeMyTrip *	50,412	$1,181,657
Oil & Natural Gas	1,057,204	2,061,813
REC	615,254	996,929
Shriram Finance	52,107	851,594
State Bank of India	127,076	902,422
UPL	112,388	1,020,003
Varun Beverages	148,215	2,626,928
Vedanta	217,696	746,785
WNS Holdings ADR *	15,405	1,389,069

		40,127,447

INDONESIA — 0.9%
Astra International	2,875,900	1,326,563
Bank Central Asia	3,382,900	2,093,513
Bank Mandiri Persero	870,900	307,863
Bank Negara Indonesia Persero	3,152,600	2,031,690
Bank Rakyat Indonesia Persero	12,320,800	4,293,543
Indofood Sukses Makmur	1,014,200	446,423
Perusahaan Gas Negara	6,125,300	599,198

		11,098,793

IRELAND — 1.3%
Bank of Ireland Group	156,444	1,621,166
CRH	62,925	3,042,158
Ryanair Holdings ADR *	128,010	12,236,476

		16,899,800

ISRAEL — 0.2%
Nice ADR *	12,385	2,526,664

ITALY — 4.3%
Amplifon	47,150	1,734,164
Enel	2,491,824	17,056,819
Ferrari	75,917	21,194,386
UniCredit	748,869	14,867,431

		54,852,800

JAPAN — 7.6%
Bridgestone	38,300	1,538,969
Daifuku	67,500	1,244,404
FANUC	352,400	11,907,968
GMO Payment Gateway	10,800	845,184
Harmonic Drive Systems	22,900	700,560
Hoya	42,100	4,416,991
Keyence	37,275	16,819,272
Lasertec	35,351	4,812,189
M3	39,500	970,136
MatsukiyoCocokara	32,000	1,714,602
Mitsubishi Electric	178,200	2,210,779
MS&AD Insurance Group Holdings	46,300	1,520,566

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Murata Manufacturing	179,200	$10,173,096
Nexon	65,800	1,487,319
Nintendo	124,700	5,275,088
Nippon Telegraph & Telephone	122,300	3,734,052
Nomura Research Institute	61,800	1,555,773
Obic	9,600	1,479,991
Renesas Electronics *	186,500	2,431,980
Shimadzu	74,900	2,344,007
Shimano	12,300	1,903,343
Shin-Etsu Chemical	113,000	3,226,442
Socionext	20,500	1,699,889
Sumitomo Mitsui Financial Group	128,500	5,255,348
Sundrug	36,000	992,838
TIS	61,300	1,684,270
Tokyo Electron	29,700	3,402,812
TOPPAN INC	99,700	2,120,743

		97,468,611

MEXICO — 0.8%
Alfa, Cl A	441,900	281,225
Arca Continental	62,400	594,113
Fibra Uno Administracion ‡	248,500	341,775
Grupo Aeroportuario del Pacifico, Cl B	41,700	739,014
Grupo Bimbo, Ser A	94,800	507,134
Grupo Financiero Banorte, Cl O	313,900	2,711,453
Kimberly-Clark de Mexico, Cl A	119,000	268,095
Wal-Mart de Mexico	1,143,066	4,592,161

		10,034,970

NETHERLANDS — 6.9%
Adyen *	10,840	17,451,413
Akzo Nobel	139,115	11,562,691
ASM International	36,642	13,328,166
ASML Holding, Cl G	18,736	11,932,209
ASML Holding	18,303	11,637,415
BE Semiconductor Industries	18,372	1,656,878
ING Groep	734,366	9,125,144
Koninklijke Philips	478,566	10,122,714
Shell	52,494	1,613,234

		88,429,864

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,350,404

NORWAY — 0.0%
Nordic Semiconductor *	50,551	545,622

POLAND — 0.2%
Dino Polska *	18,997	1,943,259
Jastrzebska Spolka Weglowa *	17,060	177,099

		2,120,358

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

QATAR — 0.0%
Ooredoo QPSC	177,388	$482,724

RUSSIA — 0.0%
Gazprom PJSC (B)	597,226	—
LUKOIL PJSC ADR *(B)	20,777	—
Sberbank of Russia PJSC ADR *(B)	55,964	—

		—

SAUDI ARABIA — 0.1%
Bawan	30,224	235,155
Elm	2,644	313,557
Etihad Etisalat	35,524	438,134
SABIC Agri-Nutrients	10,579	380,369
Saudi Electricity	81,330	527,251

		1,894,466

SINGAPORE — 0.5%
DBS Group Holdings	119,700	2,958,226
United Overseas Bank	166,600	3,538,774

		6,497,000

SOUTH AFRICA — 0.2%
Sasol	30,966	403,435
Sibanye Stillwater	527,428	1,166,614
Truworths International	150,154	447,433

		2,017,482

SOUTH KOREA — 2.3%
DB Insurance	5,010	314,937
DL E&C	7,849	207,390
E-MART	2,891	211,440
GS Holdings	17,023	505,780
Hana Financial Group	43,185	1,357,030
Hyundai Electric & Energy System	14,755	559,682
Hyundai Marine & Fire Insurance	12,211	343,055
JYP Entertainment	7,877	532,863
KB Financial Group ADR	26,332	981,920
Kia	66,790	4,230,033
Korea Gas	8,914	178,842
LS	16,614	1,115,937
LX INTERNATIONAL CORP	27,400	600,836
LX Semicon	4,251	336,093
Neowiz *	12,513	413,445
OCI	10,931	983,280
POSCO Holdings ADR	9,127	649,112
Posco International	25,649	515,671
Samsung Electronics	152,550	7,506,085
Samsung Electronics GDR	2,990	3,704,995
Samsung Engineering *	15,039	328,258

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
Samsung Securities	7,164	$181,856
SD Biosensor	18,396	286,889
Seegene	11,153	203,250
SK Hynix	26,029	1,751,322
Woori Financial Group	94,384	830,131
Youngone	18,251	604,043

		29,434,175

SPAIN — 2.7%
Aena SME *	50,969	8,600,372
Amadeus IT Group *	149,519	10,528,941
Iberdrola	709,196	9,207,318
Industria de Diseno Textil (A)	195,566	6,735,716

		35,072,347

SWEDEN — 1.5%
Atlas Copco, Cl A	868,465	12,558,893
Boliden	32,250	1,152,268
Nibe Industrier, Cl B	229,839	2,572,927
Swedbank	194,152	3,372,946

		19,657,034

SWITZERLAND — 2.3%
Alcon	58,644	4,288,473
Sika	48,630	13,490,075
Straumann Holding	12,550	1,896,217
Swatch Group	4,320	1,488,358
UBS Group	136,489	2,789,761
Zurich Insurance Group	10,861	5,289,554

		29,242,438

TAIWAN — 2.9%
Asia Vital Components	57,088	293,736
Bora Pharmaceuticals	15,000	356,253
Chung-Hsin Electric & Machinery Manufacturing	111,000	368,007
Evergreen Marine Taiwan	185,400	979,194
Fitipower Integrated Technology	86,000	445,070
Fulgent Sun International Holding	115,000	461,630
Gigabyte Technology	194,000	830,722
Himax Technologies ADR (A)	45,236	300,367
Hon Hai Precision Industry	697,000	2,375,062
International Games System	29,000	506,469
Inventec	240,000	258,875
Lite-On Technology	235,000	562,947
Makalot Industrial	30,000	217,883
MediaTek	69,000	1,500,326
Micro-Star International	143,000	679,680
Novatek Microelectronics	180,000	2,460,801
Radiant Opto-Electronics	68,000	250,561

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Simplo Technology	24,000	$240,926
Sitronix Technology	65,000	484,029
Taiwan Semiconductor Manufacturing ADR	240,317	20,258,723
Taiwan Semiconductor Manufacturing	41,000	671,399
United Microelectronics ADR (A)	182,274	1,463,660
Wistron	326,000	494,125
Yang Ming Marine Transport	406,000	837,572
Zhen Ding Technology Holding	120,000	437,159

		37,735,176

THAILAND — 0.2%
AP Thailand	1,520,500	562,083
Kiatnakin Phatra Bank	171,500	302,119
Krung Thai Bank	1,588,300	839,682
Thai Union Group, Cl F	800,700	324,021

		2,027,905

TURKEY — 0.1%
KOC Holding	177,721	692,015
Turk Hava Yollari AO *	140,662	925,206

		1,617,221

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Ports PJSC *	135,934	254,022
Emirates NBD Bank PJSC	105,696	406,571
Multiply Group PJSC *	449,980	412,873

		1,073,466

UNITED KINGDOM — 9.7%
3i Group	250,380	5,571,366
Ashtead Group	44,391	2,559,714
Barclays	5,428,685	10,936,889
Berkeley Group Holdings	49,988	2,797,766
BP	929,367	6,235,849
British American Tobacco	138,250	5,108,354
Burberry Group	71,384	2,330,388
CNH Industrial	138,782	1,956,634
Compass Group	531,646	14,026,975
Dechra Pharmaceuticals	35,893	1,685,053
Diageo	218,302	9,959,254
Halma	47,506	1,381,797
Howden Joinery Group	125,092	1,078,467
JD Sports Fashion	1,562,940	3,172,463
Lloyds Banking Group	2,840,118	1,725,636
London Stock Exchange Group	22,714	2,385,096
RELX	149,052	4,966,800
RELX	152,073	5,068,909

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
SSE	71,399	$1,647,594
SSP Group *	3,401,298	11,020,969
Tate & Lyle	805,140	8,256,750
Taylor Wimpey	1,397,662	2,255,906
Unilever	242,943	13,529,169
WH Smith	265,019	5,257,555

		124,915,353

UNITED STATES — 15.2%
Accenture, Cl A	33,326	9,340,944
Aon, Cl A	51,090	16,613,446
Arch Capital Group *	132,535	9,949,403
Atlassian, Cl A *	76,880	11,352,101
CSL	63,615	12,683,602
EPAM Systems *	26,895	7,596,224
Experian	274,521	9,720,523
Ferguson	62,855	8,882,328
ICON *	73,797	14,219,944
JBS	336,400	1,196,902
Linde	24,975	9,227,014
Mettler-Toledo International *	6,502	9,697,733
Nestle	193,221	24,894,071
ResMed	35,386	8,526,611
Schneider Electric	126,576	22,115,826
STERIS	54,759	10,324,809
Tenaris	97,471	1,397,002
Waste Connections	57,035	7,936,420

		195,674,903

Total Common Stock (Cost $1,055,115,810)		1,241,617,534

WARRANTS — 0.0%

	Number Of Warrants	Value
Kiatnakin Phartra Bank, Expires 12/31/2026*	14,291	$—
Kiatnakin Phartra Bank, Expires 12/31/2024*	14,291	—

Total Warrants (Cost $–)		—

RIGHTS — 0.0%

	Number Of Rights
Localiza Rent a Car, Expires 5/18/2023 (B)	791	$2,666

Total Rights (Cost $–)		2,666

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 0.6%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.760% (C)	8,162,171	$8,162,171

Total Short-Term Investments (Cost $8,162,171)		8,162,171

Total Investments in Securities — 97.1%
(Cost $1,063,277,981)		$1,249,782,371

Percentages based on Net Assets of $1,287,536,121.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2023. The total market value of securities on loan at April 30, 2023, was $7,801,691.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2023, was $8,162,171.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
QPSC — Qatari Joint-Stock Company

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$392,603	$—	$—	$392,603
Australia	—	5,178,578	—	5,178,578
Belgium	—	3,956,991	—	3,956,991
Brazil	11,577,718	—	—	11,577,718
Canada	72,953,642	—	—	72,953,642
China	16,693,423	58,567,918	—	75,261,341
Denmark	—	18,875,811	—	18,875,811
Finland	—	1,516,368	—	1,516,368
France	—	146,718,298	—	146,718,298
Germany	—	65,996,958	—	65,996,958
Greece	—	—	4,727	4,727
Hong Kong	—	26,387,476	—#	26,387,476
India	20,993,755	19,133,692	—	40,127,447
Indonesia	—	11,098,793	—	11,098,793
Ireland	12,236,476	4,663,324	—	16,899,800
Israel	2,526,664	—	—	2,526,664
Italy	—	54,852,800	—	54,852,800
Japan	—	97,468,611	—	97,468,611
Mexico	10,034,970	—	—	10,034,970
Netherlands	11,932,209	76,497,655	—	88,429,864
New Zealand	—	1,350,404	—	1,350,404
Norway	—	545,622	—	545,622
Poland	—	2,120,358	—	2,120,358
Qatar	—	482,724	—	482,724
Russia	—	—	—#	—
Saudi Arabia	—	1,894,466	—	1,894,466
Singapore	—	6,497,000	—	6,497,000
South Africa	—	2,017,482	—	2,017,482
South Korea	1,631,032	27,803,143	—	29,434,175
Spain	—	35,072,347	—	35,072,347
Sweden	—	19,657,034	—	19,657,034
Switzerland	—	29,242,438	—	29,242,438
Taiwan	22,022,750	15,712,426	—	37,735,176
Thailand	—	2,027,905	—	2,027,905
Turkey	—	1,617,221	—	1,617,221
United Arab Emirates	—	1,073,466	—	1,073,466
United Kingdom	—	124,915,353	—	124,915,353
United States	115,981,551	79,693,352	—	195,674,903

Total Common Stock	298,976,793	942,636,014	4,727	1,241,617,534
Short-Term Investment	8,162,171	—	—	8,162,171
Warrants	—	—	—	—
Rights	2,666	—	—	2,666

Total Investments in Securities	$307,141,630	$942,636,014	$4,727	$1,249,782,371

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND

APRIL 30, 2023 (Unaudited)

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

# Security or securities with a market value of $0.

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%

	Shares	Value

AUSTRALIA — 6.7%
Accent Group	131,751	$222,673
Aeris Resources *	176,726	55,736
Allkem *	43,576	357,409
ALS	114,080	994,383
Alumina	568,007	575,754
Centuria Industrial REIT ‡	23,723	49,271
Charter Hall Group ‡	21,327	158,466
Emeco Holdings	85,896	39,045
FleetPartners Group *	50,421	70,185
Grange Resources	418,499	171,548
JB Hi-Fi	9,435	278,878
Lovisa Holdings	8,125	143,962
Myer Holdings	172,156	100,074
Neuren Pharmaceuticals *	7,682	72,368
Orora	362,046	826,409
Perenti	262,413	200,834
Perseus Mining	31,529	46,537
Pilbara Minerals	74,509	211,796
Ridley	160,752	230,196
Technology One	26,634	268,175
Ventia Services Group Pty	101,328	176,253

		5,249,952

AUSTRIA — 2.6%
ANDRITZ	4,641	301,987
AT&S Austria Technologie & Systemtechnik	3,828	117,282
Palfinger	18,840	620,630
Schoeller-Bleckmann Oilfield Equipment	11,230	706,665
Strabag	2,116	92,451
Telekom Austria, Cl A	25,805	201,700

		2,040,715

COMMON STOCK — continued

	Shares	Value

BELGIUM — 0.6%
Bekaert	5,235	$244,174
Melexis	1,493	142,591
Telenet Group Holding	4,126	95,892

		482,657

BRAZIL — 0.9%
Aliansce Sonae Shopping Centers sa	43,900	162,952
Cia de Saneamento do Parana	51,500	194,559
Jalles Machado	68,000	106,020
Mills Estruturas e Servicos de Engenharia	96,300	177,091
Petroreconcavo	13,100	51,139

		691,761

CANADA — 2.8%
AGF Management, Cl B	27,169	150,638
Aritzia *	1,358	43,114
Bombardier, Cl B	4,135	178,412
Bonterra Energy *	17,084	84,016
Chemtrade Logistics Income Fund (A)	36,676	207,676
Doman Building Materials Group	31,668	143,362
Enerplus	5,088	76,003
goeasy	619	42,348
H&R Real Estate Investment Trust ‡	10,275	89,015
iA Financial	4,645	311,345
International Petroleum *	30,714	299,599
Parex Resources	19,493	395,379
Pet Valu Holdings	2,494	66,713
Stella-Jones	1,016	39,717
Torex Gold Resources *	3,847	63,053

		2,190,390

CHINA — 2.8%
Agile Group Holdings	216,000	43,946
Beijing Enterprises Holdings	90,500	375,562
Central China Management	304,000	19,031
Chaoju Eye Care Holdings	87,500	61,706
China SCE Group Holdings	358,000	29,344
China World Trade Center, Cl A	77,100	206,593
E-Commodities Holdings, Cl New Shares	242,000	40,184
Excellence Commercial Property & Facilities Management Group	188,000	63,173
Fufeng Group	442,000	267,894
Gemdale Properties & Investment	1,986,000	131,894
ISDN Holdings	200,300	70,961
Jinan Acetate Chemical	11,000	168,997
Jiutian Chemical Group	2,233,700	115,925

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Kerry Logistics Network	173,023	$245,145
Morimatsu International Holdings *	27,000	29,291
NetDragon Websoft Holdings	33,500	65,598
Seazen Group	414,000	88,991
Theme International Holdings *	500,000	58,099
Yuexiu Services Group	296,000	142,962

		2,225,296

DENMARK — 2.0%
ALK-Abello *	9,379	118,962
Bavarian Nordic *	1,273	35,077
D	6,510	409,867
Dfds	20,117	811,966
Per Aarsleff Holding	1,565	67,537
Solar A/S, Cl B	1,707	139,923

		1,583,332

EGYPT — 0.1%
Centamin	33,387	43,337

FINLAND — 0.2%
Incap	5,222	64,580
Kemira	1,300	22,848
Uponor	3,742	100,049

		187,477

FRANCE — 7.4%
Biosynex	5,311	43,253
Elis	2,228	44,341
Genfit *	11,679	47,768
IPSOS	15,166	823,874
LISI (A)	23,333	662,595
Mersen	1,933	78,126
Rothschild	25,714	1,329,986
SCOR	8,434	218,570
Societe BIC	3,748	231,752
Sopra Steria Group	8,160	1,769,703
Technip Energies	1,896	42,144
Television Francaise 1	6,011	48,533
Verallia	9,601	390,449
Virbac	418	143,051

		5,874,145

GEORGIA — 0.1%
TBC Bank Group	3,282	97,101

GERMANY — 2.2%
Atoss Software	953	191,530
Aurubis	5,430	510,397
Cliq Digital	5,536	155,899

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
Eckert & Ziegler Strahlen- und Medizintechnik	1,113	$57,672
HUGO BOSS	853	64,431
Immatics *	14,947	106,871
Krones	1,784	234,855
METRO *	9,439	80,431
Nemetschek	1,154	90,372
PVA TePla *	3,019	64,772
Sirius Real Estate	50,678	51,389
SUESS MicroTec	2,382	62,253
Synlab	6,140	64,965

		1,735,837

GREECE — 0.1%
Piraeus Financial Holdings *	24,442	57,931

HONG KONG — 1.0%
Cowell e Holdings	26,000	50,288
Skyworth Group	94,000	46,861
Tam Jai International	172,000	46,177
United Laboratories International Holdings	172,000	139,261
Vitasoy International Holdings	294,000	520,021

		802,608

INDIA — 0.5%
Azure Power Global *	19,649	42,442
MakeMyTrip *	15,490	363,085

		405,527

INDONESIA — 0.7%
Ciputra Development	426,400	28,921
Dharma Satya Nusantara	4,250,600	179,783
Energi Mega Persada *	8,616,900	130,601
First Pacific	322,000	107,823
Industri Jamu Dan Farmasi Sido Muncul	1,385,900	74,632
Surya Esa Perkasa	390,600	18,663

		540,423

IRELAND — 0.3%
Glenveagh Properties *	177,231	185,323
hVIVO *	259,204	52,371

		237,694

ISRAEL — 0.7%
Africa Israel Residences	3,736	136,678
AudioCodes	15,310	153,659
Aura Investments	106,365	153,964
Israel Land Development	3,169	23,435
Isras Investment	721	125,233

		592,969

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ITALY — 3.0%
Banca Popolare di Sondrio SPA	22,430	$102,088
Banco BPM	64,878	264,301
BPER Banca	47,605	133,963
Buzzi Unicem	5,312	132,339
Carel Industries	1,276	33,530
De’ Longhi	31,906	742,776
doValue	68,796	483,959
El.En.	16,071	207,949
Iveco Group *	7,920	71,398
Orsero	4,508	63,304
OVS	29,541	88,977
Zignago Vetro	2,273	42,301

		2,366,885

JAPAN — 24.4%
77 Bank	3,900	63,443
Advance Residence Investment ‡	171	443,938
Aichi Financial Group	5,723	89,924
Ain Holdings	12,529	521,310
Aisan Industry	5,600	40,105
AOKI Holdings	21,400	149,146
Aoyama Trading	21,100	144,267
Ariake Japan	13,678	555,059
Asics	50,300	1,406,778
ASKA Pharmaceutical Holdings	3,500	32,832
Bell System24 Holdings	7,600	78,178
Charm Care	40,100	319,685
CMIC Holdings	7,200	103,128
Concordia Financial Group	78,666	298,662
Credit Saison	1,800	24,954
Daiken	8,400	144,463
Daiseki	8,820	252,492
Daishinku	11,100	55,879
DMG Mori	56,200	902,128
Doutor Nichires Holdings	4,400	69,426
Eiken Chemical	8,500	98,886
FIDEA Holdings	3,100	30,907
FreakOut Holdings inc *	12,800	149,599
Fuji Seal International	28,700	326,392
Goldcrest	9,700	130,102
Greens	4,100	44,381
H.U. Group Holdings	11,200	226,555
Hisamitsu Pharmaceutical	1,100	30,443
Horiba	12,300	678,039
HS Holdings	11,700	87,009
IDOM	30,500	188,701
Internet Initiative Japan	47,500	983,554
Inui Global Logistics (A)	21,000	267,081
I’rom Group	1,500	19,982
ISB	4,900	43,326
Ishihara Sangyo Kaisha	19,200	166,006
Itfor	7,500	47,964

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Iwatani	18,300	$866,882
Jaccs	2,100	70,435
Juroku Financial Group	3,100	68,666
Kawasaki Kisen Kaisha	7,000	166,910
Kobe Steel	21,900	163,269
Komori	28,000	217,097
Konoike Transport	2,900	34,150
Kureha	3,400	211,209
Kurita Water Industries	12,083	506,682
Leopalace21 *	23,900	63,101
Look Holdings	7,700	129,116
Mabuchi Motor	19,800	559,128
Macnica Holdings	3,900	107,236
Maruzen Showa Unyu	1,900	47,580
Matsuda Sangyo	5,600	93,123
Mazda Motor	29,600	268,022
Megmilk Snow Brand	7,000	100,528
Meiji Shipping	8,700	41,245
Menicon	39,062	830,138
Miroku Jyoho Service	8,900	111,235
Mitachi	5,100	51,777
Mitsubishi Motors	7,700	29,613
Mitsubishi Shokuhin	5,600	144,754
Morinaga	2,700	80,063
MTG	9,300	95,389
Namura Shipbuilding (A)	97,400	293,845
Nihon Chouzai	2,900	26,349
Nihon Dempa Kogyo	2,600	22,680
Nippon Sheet Glass *	40,900	198,068
Nippon Shokubai	2,200	88,253
Nippon Thompson	30,000	130,026
Nishi-Nippon Financial Holdings	15,000	125,037
Nissui	20,400	89,251
Oita Bank	2,100	31,950
Okamoto Machine Tool Works	2,200	79,582
Onamba	25,500	151,448
Pressance	4,800	69,360
Qol Holdings	11,100	101,820
Riken	1,400	28,185
Sakai Chemical Industry	4,700	63,212
Sakata Seed	11,300	330,777
Sanko Gosei	7,200	27,993
Sanyo Shokai	5,100	59,999
SCREEN Holdings	700	56,971
Seikagaku	12,400	76,164
Seiren	30,328	504,557
Seven Bank	382,400	783,228
SK-Electronics	5,700	74,847
Starts	1,300	24,582
SUMCO	5,300	73,033
Sun Frontier Fudousan	27,800	270,035
Takara Leben Real Estate Investment ‡	219	147,366

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Take And Give Needs	10,900	$110,098
THK	12,100	271,622
Tokyo Kiraboshi Financial Group	1,100	22,420
Tokyo Rope Manufacturing	2,300	19,645
Tokyu REIT ‡	242	323,486
Tomen Devices	1,400	57,989
Toyo Engineering *	7,200	30,784
Traders Holdings	12,300	43,596
WingArc1st	2,200	35,932
Yamaichi Electronics	2,000	26,568
Yamazaki Baking	5,000	67,035

		19,209,865

LUXEMBOURG — 1.3%
L’Occitane International	406,892	1,035,132

MALAYSIA — 0.5%
Bumi Armada *	1,179,300	178,080
Heineken Malaysia	32,500	205,129

		383,209

MAURITIUS — 0.1%
Capital	76,542	96,218

MEXICO — 0.2%
FIBRA Macquarie Mexico ‡	61,400	100,512
Nemak *	202,600	47,284

		147,796

NETHERLANDS — 0.8%
ASR Nederland	3,143	138,501
Eurocommercial Properties ‡	3,301	79,323
Heijmans	1,966	24,507
Ordina	27,139	168,037
Pharming Group *	26,725	30,203
Van Lanschot Kempen	7,592	231,205

		671,776

NEW ZEALAND — 0.2%
Air New Zealand *	321,144	151,125

NIGERIA — 0.1%
Airtel Africa	42,551	64,239

NORWAY — 2.2%
Belships	57,686	108,724
Hexagon Composites *	134,938	407,925
Hoegh Autoliners	3,821	24,747
Norske Skog	14,603	64,712
PhotoCure *	27,900	139,834
Rana Gruber, Cl A	17,997	96,820
Salmar	17,510	775,470

COMMON STOCK — continued

	Shares	Value

NORWAY — continued
Stolt-Nielsen	3,442	$98,932

		1,717,164

PHILIPPINES — 0.1%
Robinsons Land	450,800	117,615

SINGAPORE — 0.3%
Golden Energy & Resources *	64,500	46,317
Hour Glass	26,000	40,647
Samudera Shipping Line	156,300	156,549

		243,513

SOUTH AFRICA — 0.4%
Astral Foods	7,706	70,815
Fortress Real Estate Investments, Cl B *	253,876	69,704
Motus Holdings	3,981	20,686
Resilient REIT ‡	8,813	21,893
Vukile Property Fund ‡	211,963	146,303

		329,401

SOUTH KOREA — 2.2%
ABLBio *	3,742	59,159
AfreecaTV	937	54,622
Ahnlab	1,050	48,030
Daewon Pharmaceutical	3,360	37,167
DB HiTek	3,713	169,053
DB Insurance	2,479	155,834
Hanwha General Insurance *	37,962	129,126
HFR *	2,462	49,816
Humasis *	12,016	26,467
Hwa Shin	5,604	57,988
Hyundai Marine & Fire Insurance	1,961	55,092
INTOPS	2,794	73,654
JB Financial Group	18,754	117,344
JVM	6,407	97,322
KIWOOM Securities	614	43,150
LF	6,394	83,718
Lutronic	3,729	72,517
Meritz Financial Group	1,981	68,189
Samchully	965	110,424
Sangsin Energy Display Precision	11,205	192,951

		1,701,623

SPAIN — 2.9%
Banco de Sabadell	57,992	60,554
Energia Innovacion y Desarrollo Fotovoltaico *	8,224	270,139
Fluidra	15,974	274,156
Gestamp Automocion	18,584	80,608

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN — continued
Laboratorios Farmaceuticos Rovi	4,967	$220,150
Melia Hotels International	205,948	1,332,287
Viscofan	469	32,210

		2,270,104

SWEDEN — 4.3%
B3 Consulting Group	3,688	56,347
BioGaia, Cl B	58,254	578,371
Castellum	11,933	145,028
Fortnox	25,944	178,792
Hemnet Group	12,124	198,743
HMS Networks	1,456	67,719
Hoist Finance *	17,046	42,834
Inwido	3,241	34,050
Loomis, Cl B	36,944	1,182,279
New Wave Group, Cl B	6,264	126,481
Nyfosa	18,871	129,293
Sectra, Cl B	2,860	45,151
SkiStar	6,524	83,979
SSAB, Cl B	41,718	281,915
Transtema Group *	8,782	28,426
Trelleborg, Cl B	6,765	169,955
Truecaller, Cl B *	4,923	14,716

		3,364,079

SWITZERLAND — 3.5%
Basilea Pharmaceutica *	1,038	50,519
Bucher Industries	1,177	532,320
Comet Holding	633	153,660
Implenia	1,642	74,415
Inficon Holding	192	209,929
IWG *	336,216	718,147
Landis+Gyr Group	7,746	644,481
Leonteq	3,457	188,364
Swissquote Group Holding	874	187,898

		2,759,733

TAIWAN — 3.3%
Advanced International Multitech	39,000	115,033
Allied Supreme	8,000	73,550
Ardentec	39,000	68,803
ASPEED Technology	1,000	85,631
Chicony Power Technology	76,000	211,841
China Man-Made Fiber	309,000	84,299
Depo Auto Parts Industries	94,000	299,285
FIT Hon Teng	293,000	58,092
Fitipower Integrated Technology	38,000	196,659
Genius Electronic Optical	4,000	48,540
Global Unichip	6,000	195,748

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Grape King Bio	8,000	$47,695
L&K Engineering	88,000	130,182
Liton Technology	58,000	74,465
Lotes	3,000	86,023
M31 Technology	3,000	54,747
Sinon	28,000	33,826
Sitronix Technology	29,000	215,951
Standard Chemical & Pharmaceutical	68,000	168,875
TaiDoc Technology	17,000	101,952
United Integrated Services	22,000	155,472
Wiwynn	3,000	114,170

		2,620,839

THAILAND — 0.8%
AP Thailand NVDR	883,700	326,677
Ichitan Group	496,700	185,345
Sappe	50,500	92,378

		604,400

TURKEY — 0.6%
Haci Omer Sabanci Holding	107,642	211,630
Migros Ticaret *	15,963	143,247
Sok Marketler Ticaret	80,322	137,343

		492,220

UNITED KINGDOM — 9.7%
4imprint Group	4,611	261,379
Big Yellow Group ‡	8,268	127,284
Bloomsbury Publishing	5,338	30,091
CentralNic Group *	32,778	48,926
Coats Group	780,542	768,724
Craneware	15,600	264,703
CVS Group	42,036	1,120,417
Drax Group	14,495	114,873
Future	5,921	84,028
Global Ship Lease, Cl A	3,014	57,688
Greggs	1,313	46,638
Harbour Energy	13,397	41,680
Howden Joinery Group	15,706	135,408
IMI	12,482	250,466
Investec	47,679	265,820
J D Wetherspoon *	2,651	23,757
Johnson Service Group	86,833	132,714
Man Group	86,572	247,622
Marks & Spencer Group	21,974	45,472
Mitie Group	55,659	64,446
Morgan Advanced Materials	28,785	111,293
Next 15 Group	24,899	263,508
OSB Group	120,369	753,760
Pagegroup	5,531	31,569
Pets at Home Group	11,083	53,774

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Rightmove	9,412	$68,133
RS GROUP	5,329	61,835
Safestore Holdings ‡	49,512	617,256
Savills	89,304	1,081,237
Serco Group	130,666	249,799
Spirent Communications	17,727	40,309
SThree	20,451	108,527
Virgin Money UK	23,278	45,756
Yu Group	3,075	23,958

		7,642,850

UNITED STATES — 3.6%
BRP	3,326	248,218
Inmode *	769	28,653
Ormat Technologies	12,772	1,106,118
Reliance Worldwide	215,100	585,853
Samsonite International	285,705	905,326

		2,874,168

Total Common Stock (Cost $73,336,239)		75,903,106

PREFERRED STOCK — 0.6%

	Shares	Value

GERMANY — 0.3%
Schaeffle (B)	36,579	$266,233

BRAZIL — 0.3%
Cia de Ferro Ligas da Bahia FERBA (B)	3,000	31,086
Gol Linhas Aereas Inteligentes *(B)	57,800	76,484
Unipar Carbocloro (B)	7,330	95,880

		203,450

Total Preferred Stock (Cost $516,989)		469,683

SHORT-TERM INVESTMENT — 1.6%

	Shares	Value
State Street Institutional US Government Money Market Fund, Premier Class, 4.760% (C)	1,250,870	$1,250,870

Total Short-Term Investments (Cost $1,250,870)		1,250,870

Total Investments in Securities — 98.4%
(Cost $75,104,098)		$77,623,659

Percentages based on Net Assets of $78,850,484.

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	This security or a partial position of this security is on loan at April 30, 2023. The total market value of securities on loan at April 30, 2023, was $1,171,979.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of April 30, 2023, was $1,250,870.

Cl — Class

NVDR — Non-Voting Depositary Receipt

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND

APRIL 30, 2023 (Unaudited)

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,249,952	$—	$5,249,952
Austria	201,700	1,839,015	—	2,040,715
Belgium	—	482,657	—	482,657
Brazil	691,761	—	—	691,761
Canada	2,190,390	—	—	2,190,390
China	—	2,225,296	—	2,225,296
Denmark	—	1,583,332	—	1,583,332
Egypt	—	43,337	—	43,337
Finland	—	187,477	—	187,477
France	1,329,986	4,544,159	—	5,874,145
Georgia	—	97,101	—	97,101
Germany	106,871	1,628,966	—	1,735,837
Greece	—	57,931	—	57,931
Hong Kong	—	802,608	—	802,608
India	405,527	—	—	405,527
Indonesia	103,553	436,870	—	540,423
Ireland	52,371	185,323	—	237,694
Israel	—	592,969	—	592,969
Italy	—	2,366,885	—	2,366,885
Japan	—	19,209,865	—	19,209,865
Luxembourg	—	1,035,132	—	1,035,132
Malaysia	—	383,209	—	383,209
Mauritius	—	96,218	—	96,218
Mexico	147,796	—	—	147,796
Netherlands	—	671,776	—	671,776
New Zealand	—	151,125	—	151,125
Nigeria	—	64,239	—	64,239
Norway	—	1,717,164	—	1,717,164
Philippines	—	117,615	—	117,615
Singapore	—	243,513	—	243,513
South Africa	308,715	20,686	—	329,401
South Korea	—	1,701,623	—	1,701,623
Spain	—	2,270,104	—	2,270,104
Sweden	—	3,364,079	—	3,364,079
Switzerland	—	2,759,733	—	2,759,733
Taiwan	—	2,620,839	—	2,620,839
Thailand	—	604,400	—	604,400
Turkey	—	492,220	—	492,220
United Kingdom	1,283,639	6,359,211	—	7,642,850
United States	276,871	2,597,297	—	2,874,168

Total Common Stock	7,099,180	68,803,926	—	75,903,106
Short-Term Investment	1,250,870	—	—	1,250,870
Preferred Stock
Brazil	203,450	—	—	203,450
Germany	—	266,233	—	266,233

Total Preferred Stock	203,450	266,233	—	469,683

Total Investments in Securities	$8,553,500	$69,070,159	$—	$77,623,659

Amounts designated as “–” are $0 or have been round to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,349,398	$28,938,794
Catholic Responsible Investments Equity Index Fund†	2,639,844	23,996,183
Catholic Responsible Investments International Equity Fund†	1,030,831	9,339,332
Catholic Responsible Investments International Small-Cap Fund†	253,981	2,283,293
Catholic Responsible Investments Multi-Style US Equity Fund†	811,289	7,017,649
Catholic Responsible Investments Opportunistic Bond Fund†	1,642,981	15,181,147
Catholic Responsible Investments Short Duration Bond Fund†	1,616,405	15,452,834
Catholic Responsible Investments Small-Cap Fund†	533,562	4,401,884

		106,611,116

Total Open-End Mutual Funds (Cost $101,266,605)		106,611,116

Total Investments in Securities — 99.8%
(Cost $101,266,605)		$106,611,116

Percentages are based on Net Assets of $106,849,976.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND

APRIL 30, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:

Security Description	Value 10/31/2022	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2023	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$19,561,268	$10,021,027	$(1,736,512)	$(274,699)	$1,367,710	$28,938,794	$522,225	$—

Catholic Responsible Investments Equity Index Fund	15,587,465	7,871,047	(1,404,996)	74,129	1,868,538	23,996,183	185,652	—

Catholic Responsible Investments International Equity Fund	5,235,036	3,152,380	(568,313)	(668)	1,520,897	9,339,332	43,680	—

Catholic Responsible Investments International Small- Cap Fund	1,334,556	793,329	(142,078)	5,190	292,296	2,283,293	16,155	—

Catholic Responsible Investments Multi- Style US Equity Fund	4,495,211	2,437,400	(442,021)	(20,578)	547,637	7,017,649	19,523	—

Catholic Responsible Investments Opportunistic Bond Fund	10,736,189	5,055,568	(868,256)	(76,273)	333,919	15,181,147	306,166	—

Catholic Responsible Investments Short Duration Bond Fund	11,148,864	4,968,874	(868,256)	(50,368)	253,720	15,452,834	219,471	—

Catholic Responsible Investments Small- Cap Fund	3,234,709	1,750,144	(284,157)	(13,483)	(285,329)	4,401,884	34,042	161,752
Totals	$71,333,298	$36,049,769	$(6,314,589)	$(356,750)	$5,899,388	$106,611,116	$1,346,914	$161,752

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 ALPHA PLUS FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	23,955,835	$206,978,418
Catholic Responsible Investments Equity Index Fund†	19,258,114	175,056,256
Catholic Responsible Investments International Equity Fund†	13,712,986	124,239,649
Catholic Responsible Investments International Small-Cap Fund†	3,501,874	31,481,845
Catholic Responsible Investments Multi-Style US Equity Fund†	29,376,885	254,110,057
Catholic Responsible Investments Opportunistic Bond Fund†	11,799,776	109,029,932
Catholic Responsible Investments Short Duration Bond Fund†	11,562,128	110,533,940
Catholic Responsible Investments Small-Cap Fund†	7,123,988	58,772,897

		1,070,202,994

Total Open-End Mutual Funds (Cost $1,007,672,268)		1,070,202,994

Total Investments in Securities — 99.9%
(Cost $1,007,672,268)		$1,070,202,994

Percentages are based on Net Assets of $1,070,788,321.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 ALPHA PLUS FUND

APRIL 30, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:

Security Description	Value 10/31/2022	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2023	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$195,347,648	$4,739,435	$(2,872,063)	$(402,985)	$10,166,383	$206,978,418	$3,875,916	$—

Catholic Responsible Investments Equity Index Fund	161,916,277	1,970,226	(2,154,047)	(363,532)	13,687,332	175,056,256	1,322,586	—

Catholic Responsible Investments International Equity Fund	102,020,700	1,085,082	(1,723,238)	(365,633)	23,222,738	124,239,649	566,971	—

Catholic Responsible Investments International Small-Cap Fund	26,578,242	346,786	(430,809)	(75,668)	5,063,294	31,481,845	217,258	—

Catholic Responsible Investments Multi-Style US Equity Fund	237,507,961	1,725,524	(3,446,475)	(682,775)	19,005,822	254,110,057	689,300	—

Catholic Responsible Investments Opportunistic Bond Fund	105,424,072	2,699,635	(1,436,031)	(102,834)	2,445,090	109,029,932	2,267,874	—

Catholic Responsible Investments Short Duration Bond Fund	108,187,317	2,054,363	(1,436,031)	(80,649)	1,808,940	110,533,940	1,622,602	—

Catholic Responsible Investments Small-Cap Fund	61,436,749	2,812,112	(861,618)	(131,198)	(4,483,148)	58,772,897	443,420	2,109,638
Totals	$998,418,966	$17,433,163	$(14,360,312)	$(2,205,274)	$70,916,451	$1,070,202,994	$11,005,927	$2,109,638

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 Beta Plus Fund

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	9,497,174	$82,055,582
Catholic Responsible Investments Equity Index Fund†	17,990,421	163,532,927
Catholic Responsible Investments International Equity Fund†	5,422,321	49,126,232
Catholic Responsible Investments International Small-Cap Fund†	1,330,295	11,959,350
Catholic Responsible Investments Opportunistic Bond Fund†	4,663,982	43,095,198
Catholic Responsible Investments Short Duration Bond Fund†	4,596,252	43,940,171
Catholic Responsible Investments Small-Cap Fund†	2,775,969	22,901,746

		416,611,206

Total Open-End Mutual Funds (Cost $378,378,128)		416,611,206

Total Investments in Securities — 99.9%
(Cost $378,378,128)		$416,611,206

Percentages are based on Net Assets of $416,922,700.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS 60/40 Beta Plus Fund

APRIL 30, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:

Security Description	Value 10/31/2022	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2023	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$77,381,202	$4,105,123	$(3,283,960)	$(498,119)	$4,351,336	$82,055,582	$1,513,801	$—

Catholic Responsible Investments Equity Index Fund	151,269,825	6,262,709	(6,403,723)	(536,581)	12,940,697	163,532,927	1,209,627	—

Catholic Responsible Investments International Equity Fund	40,357,185	1,774,132	(1,970,376)	(368,896)	9,334,187	49,126,232	219,338	—

Catholic Responsible Investments International Small- Cap Fund	10,100,702	469,429	(492,594)	(77,283)	1,959,096	11,959,350	80,731	—

Catholic Responsible Investments Opportunistic Bond Fund	41,639,070	2,179,222	(1,641,980)	(136,252)	1,055,138	43,095,198	883,560	—

Catholic Responsible Investments Short Duration Bond Fund	42,973,197	1,931,796	(1,641,980)	(91,640)	768,798	43,940,171	636,132	—

Catholic Responsible Investments Small- Cap Fund	23,878,020	1,749,407	(985,188)	(109,003)	(1,631,490)	22,901,746	168,775	803,234

Totals	$387,599,201	$18,471,818	$(16,419,801)	$(1,817,774)	$28,777,762	$416,611,206	$4,711,964	$803,234

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS OPEN-END MUTUAL FUNDS — 99.9%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,807,554	$32,897,267
Catholic Responsible Investments Equity Index Fund†	10,030,608	91,178,225
Catholic Responsible Investments International Equity Fund†	4,268,665	38,674,105
Catholic Responsible Investments International Small-Cap Fund†	1,056,494	9,497,883
Catholic Responsible Investments Multi-Style US Equity Fund†	4,248,705	36,751,299
Catholic Responsible Investments Opportunistic Bond Fund†	1,870,939	17,287,480
Catholic Responsible Investments Short Duration Bond Fund†	1,842,970	17,618,789
Catholic Responsible Investments Small-Cap Fund†	2,230,243	18,399,501

		262,304,549

Total Open-End Mutual Funds (Cost $236,278,714)		262,304,549

Total Investments in Securities — 99.9%
(Cost $236,278,714)		$262,304,549

Percentages are based on Net Assets of $262,595,068.

†	Investment in Affiliated Security. The Fund is invested in the Institutional Class of each underlying fund.

As of April 30, 2023, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND

APRIL 30, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended April 30, 2023:

Security Description	Value 10/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 4/30/2023	Income	Capital Gains
Catholic Responsible Investments Bond Fund	$28,221,528	$3,971,972	$(728,464)	$(94,923)	$1,527,154	$32,897,267	$584,691	$—

Catholic Responsible Investments Equity Index Fund	76,616,648	9,804,280	(1,966,853)	(141,877)	6,866,027	91,178,225	658,620	—

Catholic Responsible Investments International Equity Fund	28,654,565	4,233,096	(874,157)	(150,768)	6,811,369	38,674,105	168,358	—

Catholic Responsible Investments International Small- Cap Fund	7,244,380	1,078,877	(218,539)	(26,603)	1,419,768	9,497,883	62,693	—

Catholic Responsible Investments Multi- Style US Equity Fund	30,912,545	4,159,094	(874,157)	(67,640)	2,621,457	36,751,299	94,356	—

Catholic Responsible Investments Opportunistic Bond Fund	15,276,824	2,035,751	(364,232)	(27,128)	366,265	17,287,480	342,111	—

Catholic Responsible Investments Short Duration Bond Fund	15,789,944	1,940,203	(364,232)	(21,814)	274,688	17,618,789	246,562	—

Catholic Responsible Investments Small- Cap Fund	17,402,612	2,766,185	(437,079)	(35,233)	(1,296,984)	18,399,501	131,952	601,864

Totals	$220,119,046	$29,989,458	$(5,827,713)	$(565,986)	$18,589,744	$262,304,549	$2,289,343	$601,864

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund		Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
Assets:
Investments, at Value (Cost $61,065,914, $462,799,796, $1,864,933,635 and $519,323,136)		$61,072,481		$454,660,104	$1,776,904,840	*	$509,904,995
Repurchase Agreements, at Value (Cost $11,500,000, $10,100,000, $– and $–)		11,500,000		10,100,000	–		–
Foreign Currency, at Value (Cost $–, $51, $52 and $–)		–		53	53		–
Cash and Cash Equivalents		1,732,663		5,603,758	43,454,198		14,689,542
Dividend and Interest Receivable		96,402		3,215,530	11,315,498		2,704,202
Receivable for Capital Shares Sold		200		764	1,559		764
Receivable for Investment Securities Sold		–		–	3,604,983		–
Variation Margin Receivable		–		32,195	–		–
Prepaid Expenses		13,550		17,706	80,459		27,715

Total Assets		74,415,296		473,630,110	1,835,361,590		527,327,218

Liabilities:
Payable for Investment Securities Purchased		354,999		6,091,853	17,268,626		2,487,484
Payable Due to Adviser		7,590		105,231	444,731		141,925
Audit Fees Payable		7,340		7,340	9,174		8,715
Transfer Agent Fee Payable		2,079		917	5,041		3,300
Chief Compliance Officer Fees Payable		1,959		1,003	3,722		3,760
Payable Due to Administrator		1,209		7,356	29,636		9,015
Trustees Fees Payable		916		–	–		–
Payable Upon Return of Securities Loaned		–		–	1,423,470		–
Payable for Capital Shares Redeemed		–		31,204	281,072		31,204
Shareholder Servicing		–		–	5,485		3,555
Payable for Variation Margin		–		2,125	–		–
Other Payables		–		–	27,988		310
Other Accrued Expenses		12,638		12,855	48,445		28,519

Total Liabilities		388,730		6,259,884	19,547,390		2,717,787

Net Assets		$74,026,566		$467,370,226	$1,815,814,200		$524,609,431

Net Assets Consist of:
Paid-in Capital		$74,014,041		$491,504,928	$2,016,415,895		$561,030,798
Total Distributable Earnings (Accumulated Loss)		12,525		(24,134,702)	(200,601,695)		(36,421,367)

Net Assets		$74,026,566		$467,370,226	$1,815,814,200		$524,609,431

Institutional Shares:
Net Assets		$74,026,566		$467,370,226	$1,761,970,211		$497,570,315
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		7,395,143		48,873,384	204,025,800		53,820,685
Net Asset Value, Offering and Redemption Price Per Share		$10.01		$9.56	$8.64		$9.24

Investor Shares:
Net Assets	$	N/A	$	N/A	$53,843,989		$27,039,116
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A		N/A	6,235,688		2,924,239
Net Asset Value, Offering and Redemption Price Per Share	$	N/A	$	N/A	$8.63		$9.25

* Includes Market Value of Securities on Loan		$—		$—	$1,388,595		$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Equity Index Fund			Catholic Responsible Investments Small-Cap Fund			Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund		Catholic Responsible Investments International Small-Cap Fund
Assets:
Investments, at Value (Cost $1,961,884,506, $414,410,884, $676,284,764, $1,063,277,981 and $75,104,098)		$3,057,767,557	*		$448,550,708	*	$700,631,592	*	$1,249,782,371	*		$77,623,659	*
Foreign Currency, at Value (Cost $–, $–, $–, $2,166,853 and $243,942)		–			–		–		2,187,225			241,875
Cash and Cash Equivalents		19,043,736			9,565,791		17,316,454		38,065,883			1,813,600
Dividend and Interest Receivable		2,110,146			239,964		315,187		2,771,404			373,796
Cash Pledged as Collateral for Futures Contracts		1,905,037			1,190,807		–		–			–
Reclaim Receivable		28,519			–		40,963		1,780,602			113,899
Receivable for Capital Shares Sold		7,482			4,482		1,834		234,849			337
Receivable for Investment Securities Sold		–			447,600		2,844,888		6,566,994			42,288
Unrealized Appreciation on Spot Currency Contracts		–			–		–		3,173			14
Due from Chief Compliance Officer		4,646			–		–		–			–
Prepaid Expenses		141,859			35,834		27,629		53,455			12,911

Total Assets		3,081,008,982			460,035,186		721,178,547		1,301,445,956			80,222,379

Liabilities:
Payable for Capital Shares Redeemed		693,878			19,478		7,841		973,999			9,739
Payable Upon Return of Securities Loaned		101,752			3,170,823		13,431,892		8,162,171			1,250,870
Payable Due to Adviser		94,709			75,859		345,109		777,095			57,411
Payable Due to Administrator		48,983			7,426		11,878		21,177			1,262
Audit Fees Payable		6,422			6,422		7,340		8,715			8,257
Transfer Agent Fee Payable		4,075			984		3,147		4,217			89
Trustees Fees Payable		839			839		2,517		2,517			1,678
Payable for Investment Securities Purchased		–			510,714		2,591,901		3,882,586			–
Shareholder Servicing		–			–		5,872		6,530			–
Chief Compliance Officer Fees Payable		–			1,039		6,230		5,142			4,792
Payable for Variation Margin		–			8,305		–		–			–
Other Payables		65			–		–		–			–
Other Accrued Expenses		164,423			54,500		16,825		65,686			37,797

Total Liabilities		1,115,146			3,856,389		16,430,552		13,909,835			1,371,895

Net Assets		$3,079,893,836			$456,178,797		$704,747,995		$1,287,536,121			$78,850,484

Net Assets Consist of:
Paid-in Capital		$2,031,141,338			$438,816,732		$725,623,175		$1,125,135,233			$81,742,557
Total Distributable Earnings (Accumulated Loss)		1,048,752,498			17,362,065		(20,875,180)		162,400,888			(2,892,073)

Net Assets		$3,079,893,836			$456,178,797		$704,747,995		$1,287,536,121			$78,850,484

Institutional Shares:
Net Assets		$3,079,893,836			$456,178,797		$661,696,361		$1,237,226,680			$78,850,484
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		338,862,965			55,316,821		76,461,665		136,565,539			8,773,358
Net Asset Value, Offering and Redemption Price Per Share		$9.09			$8.25		$8.65		$9.06			$8.99

Investor Shares:
Net Assets	$	N/A		$	N/A		$43,051,634		$50,309,441		$	N/A
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)		N/A			N/A		4,974,225		5,552,191			N/A
Net Asset Value, Offering and Redemption Price Per Share	$	N/A		$	N/A		$8.65		$9.06		$	N/A

* Includes Market Value of Securities on Loan		$99,659			$3,087,396		$13,129,015		$7,801,691			$1,171,979

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund

Assets:
Affiliated Investments, at Value (Cost $101,266,605, $1,007,672,268, $378,378,128 and $236,278,714)	$106,611,116	$1,070,202,994	$416,611,206	$262,304,549
Cash and Cash Equivalents	210,592	580,904	283,776	243,234
Due from Adviser	11,396	16,816	13,975	12,140
Receivable for Investment Securities Sold	10,171	10,753	268,348	30,322
Dividend and Interest Receivable	919	3,502	1,584	1,036
Receivable for Capital Shares Sold	–	4,042	42,000	5,760
Due from Chief Compliance Officer	–	307	–	–
Prepaid Expenses	23,494	35,337	35,010	24,899

Total Assets	106,867,688	1,070,854,655	417,255,899	262,621,940

Liabilities:
Audit Fees Payable	6,422	6,422	6,422	6,422
Shareholder Servicing	4,036	44,201	16,755	4,981
Transfer Agent Fee Payable	2,408	3,658	2,769	2,589
Chief Compliance Officer Fees Payable	1,918	–	1,181	1,576
Trustees Fees Payable	839	839	839	839
Payable for Investment Securities Purchased	–	4,042	–	5,760
Payable for Capital Shares Redeemed	–	–	300,000	–
Other Accrued Expenses	2,089	7,172	5,233	4,705

Total Liabilities	17,712	66,334	333,199	26,872

Net Assets	$106,849,976	$1,070,788,321	$416,922,700	$262,595,068

Net Assets Consist of:
Paid-in Capital	$102,695,665	$1,005,846,897	$378,747,303	$235,460,805
Total Distributable Earnings	4,154,311	64,941,424	38,175,397	27,134,263

Net Assets	$106,849,976	$1,070,788,321	$416,922,700	$262,595,068

Institutional Shares:
Net Assets	$79,884,054	$754,557,733	$286,917,711	$224,602,436
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	8,785,403	84,159,627	31,555,910	25,161,733
Net Asset Value, Offering and Redemption Price Per Share	$9.09	$8.97	$9.09	$8.93

Investor Shares:
Net Assets	$26,965,922	$316,230,588	$130,004,989	$37,992,632
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	2,965,817	35,280,423	14,301,051	4,258,636
Net Asset Value, Offering and Redemption Price Per Share	$9.09	$8.96	$9.09	$8.92

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Ultra Short Bond Fund	Catholic Responsible Investments Short Duration Bond Fund	Catholic Responsible Investments Bond Fund	Catholic Responsible Investments Opportunistic Bond Fund

Investment Income:
Dividend Income	$–	$–	$148,319	$9,068
Interest Income	1,521,645	7,187,515	36,734,980	11,750,289
Income from Securities Lending	–	–	2,573	–

Total Investment Income	1,521,645	7,187,515	36,885,872	11,759,357

Expenses:
Investment Advisory Fees	86,986	675,503	2,610,777	887,428
Trustees’ Fees	9,014	11,866	29,895	20,881
Administration Fees	6,833	44,223	174,626	53,514
Chief Compliance Officer Fees	1,780	2,090	5,961	3,596
Shareholder Servicing Fees	–	–	39,197	20,337
Transfer Agent Fees	14,815	10,696	23,046	18,562
Pricing Fees	14,617	32,820	97,069	35,645
Registration Fees	8,843	21,889	93,283	30,512
Audit Fees	7,340	7,339	9,174	8,715
Offering Costs	5,961	5,961	7,621	7,565
Legal Fees	5,202	6,901	17,306	12,103
Custodian Fees	4,292	5,432	27,872	17,049
Printing Fees	940	1,750	6,349	2,015
Other Expenses	5,371	6,994	12,420	7,461

Total Expenses	171,994	833,464	3,154,596	1,125,383

Less:
Waiver of Investment Advisory Fees	(48,609)	(38,575)	–	(65,470)

Net Expenses	123,385	794,889	3,154,596	1,059,913

Net Investment Income	1,398,260	6,392,626	33,731,276	10,699,444

Net Realized Gain (Loss) on Investments	1,646	(3,139,282)	(34,197,675)	(5,533,322)
Net Realized Loss on Futures Contracts	–	(813,439)	(170,439)	–
Net Realized Gain on Forward Foreign Currency Contracts and Foreign Currency Transactions	–	1	1	–

Net Realized Gain (Loss)	1,646	(3,952,720)	(34,368,113)	(5,533,322)

Net Change in Unrealized Appreciation/(Depreciation) on Investments	91,276	11,112,104	118,645,186	15,673,849
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	–	616,852	(1,169,387)	1,188,086
Net Change in Unrealized Appreciation/(Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	2	1	(37)

Net Change in Unrealized Appreciation (Depreciation)	91,276	11,728,958	117,475,800	16,861,898

Net Realized and Unrealized Gain	92,922	7,776,238	83,107,687	11,328,576

Net Increase in Net Assets Resulting from Operations	$1,491,182	$14,168,864	$116,838,963	$22,028,020

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Equity Index Fund	Catholic Responsible Investments Small-Cap Fund	Catholic Responsible Investments Multi-Style US Equity Fund	Catholic Responsible Investments International Equity Fund	Catholic Responsible Investments International Small-Cap Fund

Investment Income:
Dividend Income	$24,365,433	$3,987,789	$3,848,667	$14,206,660	$1,096,065
Interest Income	379,652	138,347	429,155	651,356	21,925
Income from Securities Lending	3,408	17,355	18,117	88,953	9,565
Less: Foreign Taxes Withheld	(6,341)	(3,549)	(14,091)	(1,451,224)	(120,787)

Total Investment Income	24,742,152	4,139,942	4,281,848	13,495,745	1,006,768

Expenses:
Investment Advisory Fees	877,172	466,043	2,045,075	4,449,193	358,827
Administration Fees	287,111	45,762	70,656	121,789	7,340
Trustees’ Fees	9,014	9,014	27,044	27,044	18,029
Chief Compliance Officer Fees	3,778	2,064	5,200	5,502	3,280
Shareholder Servicing Fees	–	–	32,354	37,966	–
Rating Fees	198,375	63,164	–	–	–
Registration Fees	183,685	32,610	38,911	72,189	9,306
Pricing Fees	45,459	9,741	10,960	21,423	7,119
Transfer Agent Fees	18,551	11,189	17,930	21,163	8,611
Custodian Fees	13,301	12,013	7,735	110,139	39,796
Printing Fees	10,400	1,666	2,428	4,313	270
Audit Fees	6,422	6,422	7,340	8,715	8,257
Offering Costs	5,961	5,961	7,565	7,621	5,961
Legal Fees	5,202	5,202	15,606	15,606	10,404
Other Expenses	16,940	6,872	7,545	11,878	6,601

Total Expenses	1,681,371	677,723	2,296,349	4,914,541	483,801

Less:
Waiver of Investment Advisory Fees	(334,784)	–	–	–	(53,942)

Net Expenses	1,346,587	677,723	2,296,349	4,914,541	429,859

Net Investment Income	23,395,565	3,462,219	1,985,499	8,581,204	576,909

Net Realized Loss on Investments	(16,075,304)	(12,525,433)	(21,170,068)	(7,375,166)	(2,535,492)
Net Realized Gain on Futures Contracts	500,142	151,987	–	–	–
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	(65)	–	–	111,818	56,213

Net Realized Gain (Loss)	(15,575,227)	(12,373,446)	(21,170,068)	(7,263,348)	(2,479,279)

Net Change in Unrealized Appreciation/(Depreciation) on Investments	250,201,262	(7,495,159)	72,260,144	242,211,336	14,684,265
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	874,885	(208,575)	–	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	–	–	–	40,029	(33,567)

Net Change in Unrealized Appreciation (Depreciation)	251,076,147	(7,703,734)	72,260,144	242,251,365	14,650,698

Net Realized and Unrealized Gain (Loss)	235,500,920	(20,077,180)	51,090,076	234,988,017	12,171,419

Net Increase (Decrease) in Net Assets Resulting from Operations	$258,896,485	$(16,614,961)	$53,075,575	$243,569,221	$12,748,328

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

FOR THE PERIOD ENDED

APRIL 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	Catholic Responsible Investments Magnus 45/55 Fund	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	Catholic Responsible Investments Magnus 75/25 Fund

Investment Income:
Affiliated Dividend Income	$1,346,914	$11,005,927	$4,711,964	$2,289,343
Interest Income	3,771	11,831	5,428	4,323

Total Investment Income	1,350,685	11,017,758	4,717,392	2,293,666

Expenses:
Shareholder Servicing Fees	22,714	229,459	86,672	26,749
Trustees’ Fees	9,014	9,014	9,014	9,015
Chief Compliance Officer Fees	1,796	2,471	2,023	1,899
Transfer Agent Fees	16,155	18,808	17,365	16,555
Registration Fees	15,192	61,671	29,978	21,513
Offering Costs	7,640	7,621	7,621	7,621
Audit Fees	6,422	6,422	6,422	6,422
Legal Fees	5,202	5,202	5,202	5,202
Custodian Fees	1,168	2,571	2,231	780
Printing Fees	354	3,651	1,376	837
Pricing Fees	69	782	305	155
Other Expenses	5,145	9,232	6,466	6,172

Total Expenses	90,871	356,904	174,675	102,920

Less:
Waiver of Investment Advisory Fees	(68,157)	(127,444)	(88,003)	(76,171)

Net Expenses	22,714	229,460	86,672	26,749

Net Investment Income	1,327,971	10,788,298	4,630,720	2,266,917

Net Realized Loss on Affiliated Investments	(356,750)	(2,205,274)	(1,817,774)	(565,986)
Capital Gain Distributions Received from Affiliated Funds	161,752	2,109,638	803,234	601,864

Net Realized Gain (Loss)	(194,998)	(95,636)	(1,014,540)	35,878

Net Change in Unrealized Appreciation/(Depreciation) on Affiliated Investments	5,899,388	70,916,451	28,777,762	18,589,744

Net Change in Unrealized Appreciation (Depreciation)	5,899,388	70,916,451	28,777,762	18,589,744

Net Realized and Unrealized Gain	5,704,390	70,820,815	27,763,222	18,625,622

Net Increase in Net Assets Resulting from Operations	$7,032,361	$81,609,113	$32,393,942	$20,892,539

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Ultra Short Bond Fund		Catholic Responsible Investments Short Duration Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$1,398,260	$421,579	$6,392,626	$7,161,051
Net Realized Gain (Loss)	1,646	(8,617)	(3,952,720)	(11,665,193)
Net Change in Unrealized Appreciation/(Depreciation)	91,276	(60,055)	11,728,958	(19,483,423)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,491,182	352,907	14,168,864	(23,987,565)

Distributions:
Institutional Shares	(1,384,160)	(422,750)	(6,722,791)	(7,441,449)

Total Distributions	(1,384,160)	(422,750)	(6,722,791)	(7,441,449)

Capital Share Transactions:
Institutional:
Issued†	37,500,390	114,783,905	28,453,144	606,843,164

Reinvestment of Dividends and Distributions	1,380,709	421,283	6,466,105	7,357,793
Redeemed	(18,120,765)	(61,976,135)	(48,657,916)	(109,109,123)

Net Institutional Share Transactions	20,760,334	53,229,053	(13,738,667)	505,091,834

Net Increase (Decrease) in Net Assets from Share Transactions	20,760,334	53,229,053	(13,738,667)	505,091,834

Total Increase (Decrease) in Net Assets	20,867,356	53,159,210	(6,292,594)	473,662,820

Net Assets:
Beginning of Period	53,159,210	—	473,662,820	—

End of Period	$74,026,566	$53,159,210	$467,370,226	$473,662,820

Shares Transactions:
Institutional:
Issued	3,744,916	11,477,134	2,982,291	60,965,313
Reinvestment of Dividends and Distributions	138,073	42,168	680,515	763,838
Redeemed	(1,808,817)	(6,198,331)	(5,136,384)	(11,382,189)

Net Institutional Shares Capital Share Transactions	2,074,172	5,320,971	(1,473,578)	50,346,962

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	2,074,172	5,320,971	(1,473,578)	50,346,962

*   The Fund commenced operations on December 6, 2021.

†   For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Bond Fund		Catholic Responsible Investments Opportunistic Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$33,731,276	$36,503,535	$10,699,444	$9,946,277
Net Realized Loss	(34,368,113)	(76,482,126)	(5,533,322)	(22,647,984)
Net Change in Unrealized Appreciation/(Depreciation)	117,475,800	(256,063,377)	16,861,898	(27,070,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	116,838,963	(296,041,968)	22,028,020	(39,771,987)

Distributions:
Institutional Shares	(32,412,773)	(36,269,579)	(10,209,295)	(9,390,670)
Investor Shares	(966,328)	(1,139,406)	(555,226)	(500,500)

Total Distributions	(33,379,101)	(37,408,985)	(10,764,521)	(9,891,170)

Capital Share Transactions:
Institutional:
Issued†	77,884,913	2,032,118,645	40,733,196	538,938,452
Reinvestment of Dividends and Distributions	30,213,118	34,103,635	9,747,329	8,999,935
Redeemed	(52,095,058)	(118,653,726)	(25,823,297)	(38,731,473)

Net Institutional Share Transactions	56,002,973	1,947,568,554	24,657,228	509,206,914

Investor:
Issued†	2,478,271	64,468,613	1,059,551	31,385,189
Reinvestment of Dividends and Distributions	900,819	1,063,975	508,531	455,749
Redeemed	(2,840,595)	(3,837,319)	(2,566,334)	(1,697,739)

Net Investor Share Transactions	538,495	61,695,269	(998,252)	30,143,199

Net Increase in Net Assets from Share Transactions	56,541,468	2,009,263,823	23,658,976	539,350,113

Total Increase in Net Assets	140,001,330	1,675,812,870	34,922,475	489,686,956

Net Assets:
Beginning of Period	1,675,812,870	—	489,686,956	—

End of Period	$1,815,814,200	$1,675,812,870	$524,609,431	$489,686,956

Shares Transactions:
Institutional:
Issued	9,085,832	206,586,063	4,443,807	54,218,033
Reinvestment of Dividends and Distributions	3,543,240	3,805,656	1,061,155	952,736
Redeemed	(6,100,351)	(12,894,640)	(2,807,868)	(4,047,178)

Net Institutional Shares Capital Share Transactions	6,528,721	197,497,079	2,697,094	51,123,591

Investor:
Issued	286,842	6,479,560	114,105	3,163,282
Reinvestment of Dividends and Distributions	105,694	118,712	55,355	48,317
Redeemed	(335,431)	(419,689)	(279,981)	(176,839)

Net Investor Shares Capital Share Transactions	57,105	6,178,583	(110,521)	3,034,760

Net Increase in Shares Outstanding from Share Transactions	6,585,826	203,675,662	2,586,573	54,158,351

*   The Fund commenced operations on December 6, 2021.

†   For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Equity Index Fund		Catholic Responsible Investments Small-Cap Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$23,395,565	$37,028,993	$3,462,219	$4,664,414
Net Realized Gain (Loss)	(15,575,227)	(34,882,054)	(12,373,446)	11,398,499
Net Change in Unrealized Appreciation/(Depreciation)	251,076,147	(503,813,313)	(7,703,734)	(66,566,529)

Net Increase (Decrease) in Net Assets Resulting from Operations	258,896,485	(501,666,374)	(16,614,961)	(50,503,616)

Distributions:
Institutional Shares	(23,354,233)	(34,703,700)	(19,205,938)	(4,675,712)

Total Distributions	(23,354,233)	(34,703,700)	(19,205,938)	(4,675,712)

Capital Share Transactions:
Institutional:
Issued†	116,843,232	3,565,302,235	26,352,164	547,307,376
Reinvestment of Dividends and Distributions	22,404,192	33,156,163	18,264,648	4,464,695
Redeemed	(132,099,017)	(224,885,147)	(15,607,524)	(33,602,335)

Net Institutional Share Transactions	7,148,407	3,373,573,251	29,009,288	518,169,736

Net Increase in Net Assets from Share Transactions	7,148,407	3,373,573,251	29,009,288	518,169,736

Total Increase (Decrease) in Net Assets	242,690,659	2,837,203,177	(6,811,611)	462,990,408

Net Assets:
Beginning of Period	2,837,203,177	—	462,990,408	—

End of Period	$3,079,893,836	$2,837,203,177	$456,178,797	$462,990,408

Shares Transactions:
Institutional:
Issued	13,612,327	358,455,987	3,052,086	54,978,253
Reinvestment of Dividends and Distributions	2,641,616	3,803,238	2,177,468	502,810
Redeemed	(15,126,699)	(24,523,504)	(1,823,017)	(3,570,779)

Net Institutional Shares Capital Share Transactions	1,127,244	337,735,721	3,406,537	51,910,284

Net Increase in Shares Outstanding from Share Transactions	1,127,244	337,735,721	3,406,537	51,910,284

*   The Fund commenced operations on December 6, 2021.

†   For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Multi-Style US Equity Fund		Catholic Responsible Investments International Equity Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$1,985,499	$2,423,481	$8,581,204	$17,648,398
Net Realized Loss	(21,170,068)	(24,163,608)	(7,263,348)	(20,947,314)
Net Change in Unrealized Appreciation/(Depreciation)	72,260,144	(130,426,422)	242,251,365	(333,025,964)

Net Increase (Decrease) in Net Assets Resulting from Operations	53,075,575	(152,166,549)	243,569,221	(336,324,880)

Distributions:
Institutional Shares	(1,796,096)	(2,308,450)	(5,614,904)	(15,648,586)
Investor Shares	(87,456)	(105,310)	(202,624)	(707,870)

Total Distributions	(1,883,552)	(2,413,760)	(5,817,528)	(16,356,456)

Capital Share Transactions:
Institutional:
Issued†	12,059,616	791,195,487	45,105,673	1,406,729,935
Reinvestment of Dividends and Distributions	1,651,473	2,187,007	5,305,181	14,996,665
Redeemed	(18,900,746)	(30,492,707)	(49,142,185)	(77,483,997)

Net Institutional Share Transactions	(5,189,657)	762,889,787	1,268,669	1,344,242,603

Investor:
Issued†	326,474	62,489,577	2,036,580	72,268,339
Reinvestment of Dividends and Distributions	78,670	95,160	196,584	689,963
Redeemed	(3,243,199)	(9,310,531)	(9,890,978)	(8,345,996)

Net Investor Share Transactions	(2,838,055)	53,274,206	(7,657,814)	64,612,306

Net Increase (Decrease) in Net Assets from Share Transactions	(8,027,712)	816,163,993	(6,389,145)	1,408,854,909

Total Increase in Net Assets	43,164,311	661,583,684	231,362,548	1,056,173,573

Net Assets:
Beginning of Period	661,583,684	—	1,056,173,573	—

End of Period	$704,747,995	$661,583,684	$1,287,536,121	$1,056,173,573

Shares Transactions:
Institutional:
Issued	1,466,791	80,122,394	5,367,348	143,220,457
Reinvestment of Dividends and Distributions	203,348	269,252	631,074	1,907,583
Redeemed	(2,292,858)	(3,307,261)	(5,759,337)	(8,783,586)

Net Institutional Shares Capital Share Transactions	(622,719)	77,084,385	239,085	136,344,454

Investor:
Issued	39,467	6,264,641	241,734	7,313,722
Reinvestment of Dividends and Distributions	9,711	12,021	23,378	87,913
Redeemed	(380,312)	(971,303)	(1,184,313)	(930,243)

Net Investor Shares Capital Share Transactions	(331,134)	5,305,359	(919,201)	6,471,392

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(953,853)	82,389,744	(680,116)	142,815,846

* The Fund commenced operations on December 6, 2021.

† For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments International Small-Cap Fund		Catholic Responsible Investments Magnus 45/55 Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$576,909	$1,427,210	$1,327,971	$1,294,937
Net Realized Loss	(2,479,279)	(3,194,688)	(194,998)	(1,788,011)
Net Change in Unrealized Appreciation/(Depreciation)	14,650,698	(16,963,778)	5,899,388	(12,507,525)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,748,328	(18,731,256)	7,032,361	(13,000,599)

Distributions:
Institutional Shares	(538,914)	(1,201,904)	(1,283,981)	(41,794)
Investor Shares	—	—	(469,817)	(34,507)

Total Distributions	(538,914)	(1,201,904)	(1,753,798)	(76,301)

Capital Share Transactions:
Institutional:
Issued†	2,565,247	88,775,709	34,015,614	50,959,239
Reinvestment of Dividends and Distributions	506,448	1,132,107	1,283,980	41,794
Redeemed	(1,591,221)	(4,814,060)	(1,006,730)	(2,084,687)

Net Institutional Share Transactions	1,480,474	85,093,756	34,292,864	48,916,346

Investor:
Issued†	—	—	570,130	50,147,800
Reinvestment of Dividends and Distributions	—	—	411,833	31,130
Redeemed	—	—	(5,125,575)	(14,596,215)

Net Investor Share Transactions	—	—	(4,143,612)	35,582,715

Net Increase in Net Assets from Share Transactions	1,480,474	85,093,756	30,149,252	84,499,061

Total Increase in Net Assets	13,689,888	65,160,596	35,427,815	71,422,161

Net Assets:
Beginning of Period	65,160,596	—	71,422,161	—

End of Period	$78,850,484	$65,160,596	$106,849,976	$71,422,161

Shares Transactions:
Institutional:
Issued	297,356	8,978,038	3,866,056	5,111,968
Reinvestment of Dividends and Distributions	58,481	135,569	148,609	4,106
Redeemed	(186,616)	(509,470)	(112,613)	(232,723)

Net Institutional Shares Capital Share Transactions	169,221	8,604,137	3,902,052	4,883,351

Investor:
Issued	—	—	64,048	5,043,408
Reinvestment of Dividends and Distributions	—	—	47,666	3,058
Redeemed	—	—	(567,571)	(1,624,792)

Net Investor Shares Capital Share Transactions	—	—	(455,857)	3,421,674

Net Increase in Shares Outstanding from Share Transactions	169,221	8,604,137	3,446,195	8,305,025

*   The Fund commenced operations on December 6, 2021.

†   For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund		Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$10,788,298	$13,664,892	$4,630,720	$5,521,765
Net Realized Loss	(95,636)	(3,974,638)	(1,014,540)	(1,762,303)
Net Change in Unrealized Appreciation/(Depreciation)	70,916,451	(196,870,837)	28,777,762	(58,263,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	81,609,113	(187,180,583)	32,393,942	(54,504,527)

Distributions:
Institutional Shares	(12,373,866)	(568,966)	(5,184,502)	(170,102)
Investor Shares	(4,679,527)	(349,859)	(1,943,386)	(135,333)

Total Distributions	(17,053,393)	(918,825)	(7,127,888)	(305,435)

Capital Share Transactions:
Institutional:
Issued†	1,776,043	841,029,062	1,423,069	315,593,702
Reinvestment of Dividends and Distributions	12,363,629	568,966	5,184,502	170,102
Redeemed	(7,002,733)	(15,371,660)	(12,235,268)	(8,589,842)

Net Institutional Share Transactions	7,136,939	826,226,368	(5,627,697)	307,173,962

Investor:
Issued†	3,443,607	507,992,930	12,097,052	179,250,158
Reinvestment of Dividends and Distributions	4,666,662	348,987	1,903,622	133,181
Redeemed	(7,303,023)	(148,180,461)	(4,294,904)	(44,168,766)

Net Investor Share Transactions	807,246	360,161,456	9,705,770	135,214,573

Net Increase in Net Assets from Share Transactions	7,944,185	1,186,387,824	4,078,073	442,388,535

Total Increase in Net Assets	72,499,905	998,288,416	29,344,127	387,578,573

Net Assets:
Beginning of Period	998,288,416	—	387,578,573	—

End of Period	$1,070,788,321	$998,288,416	$416,922,700	$387,578,573

Shares Transactions:
Institutional:
Issued	205,033	84,948,241	158,985	33,094,640
Reinvestment of Dividends and Distributions	1,459,696	55,455	606,374	16,547
Redeemed	(794,107)	(1,714,691)	(1,375,445)	(945,191)

Net Institutional Shares Capital Share Transactions	870,622	83,289,005	(610,086)	32,165,996

Investor:
Issued	395,931	50,905,980	1,356,058	17,995,975
Reinvestment of Dividends and Distributions	550,964	34,014	222,646	12,955
Redeemed	(842,377)	(15,764,088)	(484,777)	(4,801,806)

Net Investor Shares Capital Share Transactions	104,518	35,175,906	1,093,927	13,207,124

Net Increase in Shares Outstanding from Share Transactions	975,140	118,464,911	483,841	45,373,120

*   The Fund commenced operations on December 6, 2021.

†   For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Catholic Responsible Investments Magnus 75/25 Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022*
Operations:
Net Investment Income	$2,266,917	$2,957,622
Net Realized Gain	35,878	1,810,381
Net Change in Unrealized Appreciation/(Depreciation)	18,589,744	(44,823,731)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,892,539	(40,055,728)

Distributions:
Institutional Shares	(4,942,456)	(176,258)
Investor Shares	(812,425)	(31,231)

Total Distributions	(5,754,881)	(207,489)

Capital Share Transactions:
Institutional:
Issued†	23,572,359	275,902,150
Reinvestment of Dividends and Distributions	4,942,456	176,258
Redeemed	(5,103,455)	(53,980,882)

Net Institutional Share Transactions	23,411,360	222,097,526

Investor:
Issued†	3,688,381	51,254,998
Reinvestment of Dividends and Distributions	812,425	31,231
Redeemed	(678,978)	(12,896,316)

Net Investor Share Transactions	3,821,828	38,389,913

Net Increase in Net Assets from Share Transactions	27,233,188	260,487,439

Total Increase in Net Assets	42,370,846	220,224,222

Net Assets:
Beginning of Period	220,224,222	—

End of Period	$262,595,068	$220,224,222

Shares Transactions:
Institutional:
Issued	2,734,979	27,729,598
Reinvestment of Dividends and Distributions	589,467	17,030
Redeemed	(587,741)	(5,320,955)

Net Institutional Shares Capital Share Transactions	2,736,705	22,425,673

Investor:
Issued	431,614	5,158,036
Reinvestment of Dividends and Distributions	96,910	3,017
Redeemed	(78,022)	(1,353,565)

Net Investor Shares Capital Share Transactions	450,502	3,807,488

Net Increase in Shares Outstanding from Share Transactions	3,187,207	26,233,161

*   The Fund commenced operations on December 6, 2021.

†   For the period ended October 31, 2022, these amounts include a transfer of assets from the Predecessor Funds.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (excluding waivers)**	Ratio of Net Investment Income to Average Net Assets**	Portfolio Turnover‡
Catholic Responsible Investments Ultra Short Bond Fund
Institutional Shares

2023	$9.99	$0.20	$0.01	$0.21	$(0.19)	$–	$(0.19)	$10.01	2.11%	$74,027	0.35%	0.49%	4.02%	38%

2022(1)	$10.00	$0.07	$– (a)	$0.07	$(0.08)	$–	$(0.08)	$9.99	0.69%	$53,159	0.35%	0.58%	0.80%	14%
Catholic Responsible Investments Short Duration Bond Fund
Institutional Shares

2023	$9.41	$0.13	$0.16	$0.29	$(0.14)	$–	$(0.14)	$9.56	3.14%	$467,370	0.35%	0.37%	2.84%	38%

2022(1)	$10.00	$0.13	$(0.58)	$(0.45)	$(0.14)	$–	$(0.14)	$9.41	(4.52)%	$473,663	0.35%	0.37%	1.54%	95%
Catholic Responsible Investments Bond Fund
Institutional Shares

2023	$8.23	$0.17	$0.40	$0.57	$(0.16)	$–	$(0.16)	$8.64	6.96%	$1,761,970	0.36%	0.36%	3.89%	29%

2022(1)	$10.00	$0.20	$(1.77)	$(1.57)	$(0.20)	$–	$(0.20)	$8.23	(15.86)%	$1,624,983	0.36%	0.36%	2.39%	86%
Investor Shares

2023	$8.23	$0.16	$0.40	$0.56	$(0.16)	$–	$(0.16)	$8.63	6.88%	$53,844	0.51%	0.51%	3.74%	29%

2022(1)	$10.00	$0.18	$(1.76)	$(1.58)	$(0.19)	$–	$(0.19)	$8.23	(15.97)%	$50,830	0.51%	0.51%	2.23%	86%
Catholic Responsible Investments Opportunistic Bond Fund
Institutional Shares

2023	$9.04	$0.19	$0.20	$0.39	$(0.19)	$–	$(0.19)	$9.24	4.40%	$497,570	0.41%	0.44%	4.23%	37%

2022(1)	$10.00	$0.19	$(0.96)	$(0.77)	$(0.19)	$–	$(0.19)	$9.04	(7.75)%	$462,249	0.41%	0.44%	2.24%	179%
Investor Shares

2023	$9.04	$0.19	$0.21	$0.40	$(0.19)	$–	$(0.19)	$9.25	4.34%	$27,039	0.56%	0.59%	4.07%	37%

2022(1)	$10.00	$0.18	$(0.96)	$(0.78)	$(0.18)	$–	$(0.18)	$9.04	(7.88)%	$27,438	0.56%	0.60%	2.10%	179%
Catholic Responsible Investments Equity Index Fund
Institutional Shares

2023	$8.40	$0.07	$0.69	$0.76	$(0.07)	$–	$(0.07)	$9.09	9.07%	$3,079,894	0.09%	0.12%	1.60%	9%

2022(1)	$10.00	$0.11	$(1.61)	$(1.50)	$(0.10)	$–	$(0.10)	$8.40	(15.01)%	$2,837,203	0.09%	0.11%	1.34%	21%
Catholic Responsible Investments Small-Cap Fund
Institutional Shares

2023	$8.92	$0.06	$(0.36)	$(0.30)	$(0.06)	$(0.31)	$(0.37)	$8.25	(3.44)%	$456,179	0.29%	0.29%	1.49%	12%

2022(1)	$10.00	$0.09	$(1.08)	$(0.99)	$(0.09)	$–	$(0.09)	$8.92	(9.88)%	$462,990	0.29%	0.29%	1.09%	25%
Catholic Responsible Investments Multi-Style US Equity Fund
Institutional Shares

2023	$8.03	$0.02	$0.62	$0.64	$(0.02)	$–	$(0.02)	$8.65	8.08%	$661,696	0.66%	0.66%	0.59%	15%

2022(1)	$10.00	$0.03	$(1.97)	$(1.94)	$(0.03)	$–	$(0.03)	$8.03	(19.39)%	$618,980	0.67%	0.67%	0.39%	33%
Investor Shares

2023	$8.03	$0.02	$0.62	$0.64	$(0.02)	$–	$(0.02)	$8.65	8.01%	$43,052	0.81%	0.81%	0.44%	15%

2022(1)	$10.00	$0.02	$(1.97)	$(1.95)	$(0.02)	$–	$(0.02)	$8.03	(19.50)%	$42,604	0.82%	0.82%	0.23%	33%

*	Per share calculated using average shares.
**	Annualized.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	Commenced operations on December 6, 2021.
(a)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

(Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout each Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (excluding waivers)**		Ratio of Net Investment Income to Average Net Assets**	Portfolio Turnover‡
Catholic Responsible Investments International Equity Fund
Institutional Shares

2023	$7.40	$0.06	$1.64	$1.70	$(0.04)	$–	$(0.04)	$9.06	23.11%	$1,237,227	0.81%		0.81%		1.43%	22%

2022(1)	$10.00	$0.13	$(2.61)	$(2.48)	$(0.12)	$–	$(0.12)	$7.40	(24.88)%	$1,008,309	0.82%		0.82%		1.68%	46%
Investor Shares

2023	$7.40	$0.05	$1.64	$1.69	$(0.03)	$–	$(0.03)	$9.06	23.02%	$50,309	0.96%		0.96%		1.25%	22%

2022(1)	$10.00	$0.12	$(2.61)	$(2.49)	$(0.11)	$–	$(0.11)	$7.40	(24.98)%	$47,864	0.97%		0.97%		1.52%	46%
Catholic Responsible Investments International Small-Cap Fund
Institutional Shares

2023	$7.57	$0.07	$1.41	$1.48	$(0.06)	$–	$(0.06)	$8.99	19.54%	$78,850	1.15%		1.29%		1.54%	32%

2022(1)	$10.00	$0.18	$(2.47)	$(2.29)	$(0.14)	$–	$(0.14)	$7.57	(22.99)%	$65,161	1.15%		1.40%		2.17%	69%
Catholic Responsible Investments Magnus 45/55 Fund
Institutional Shares

2023	$8.60	$0.13	$0.51	$0.64	$(0.15)	$–	$(0.15)	$9.09	7.51%	$79,884	–	%(2)	0.15	%(2)	2.86%	7%

2022(1)	$10.00	$0.15	$(1.54)	$(1.39)	$(0.01)	$–	$(0.01)	$8.60	(13.93)%	$42,017	–	%(2)	0.20	%(2)	1.75%	9%
Investor Shares

2023	$8.59	$0.11	$0.53	$0.64	$(0.14)	$–	$(0.14)	$9.09	7.43%	$26,966	0.15	%(2)	0.30	%(2)	2.51%	7%

2022(1)	$10.00	$0.13	$(1.53)	$(1.40)	$(0.01)	$–	$(0.01)	$8.59	(14.03)%	$29,405	0.15	%(2)	0.35	%(2)	1.56%	9%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Institutional Shares

2023	$8.43	$0.09	$0.60	$0.69	$(0.15)	$–	$(0.15)	$8.97	8.20%	$754,558	–	%(2)	0.02	%(2)	2.13%	1%

2022(1)	$10.00	$0.12	$(1.68)	$(1.56)	$(0.01)	$–	$(0.01)	$8.43	(15.63)%	$702,135	–	%(2)	0.03	%(2)	1.49%	3%
Investor Shares

2023	$8.42	$0.09	$0.58	$0.67	$(0.13)	$–	$(0.13)	$8.96	8.12%	$316,230	0.15	%(2)	0.17	%(2)	1.98%	1%

2022(1)	$10.00	$0.10	$(1.67)	$(1.57)	$(0.01)	$–	$(0.01)	$8.42	(15.74)%	$296,153	0.15	%(2)	0.18	%(2)	1.20%	3%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Institutional Shares

2023	$8.55	$0.10	$0.61	$0.71	$(0.17)	$–	$(0.17)	$9.09	8.44%	$286,918	–	%(2)	0.04	%(2)	2.38%	4%

2022(1)	$10.00	$0.15	$(1.59)	$(1.44)	$(0.01)	$–	$(0.01)	$8.55	(14.42)%	$274,863	–	%(2)	0.06	%(2)	1.82%	5%
Investor Shares

2023	$8.53	$0.10	$0.61	$0.71	$(0.15)	$–	$(0.15)	$9.09	8.36%	$130,005	0.15	%(2)	0.19	%(2)	2.26%	4%

2022(1)	$10.00	$0.12	$(1.58)	$(1.46)	$(0.01)	$–	$(0.01)	$8.53	(14.63)%	$112,716	0.15	%(2)	0.21	%(2)	1.47%	5%
Catholic Responsible Investments Magnus 75/25 Fund
Institutional Shares

2023	$8.40	$0.08	$0.67	$0.75	$(0.14)	$(0.08)	$(0.22)	$8.93	9.08%	$224,602	–	%(2)	0.06	%(2)	1.94%	2%

2022(1)	$10.00	$0.12	$(1.71)	$(1.59)	$(0.01)	$–	$(0.01)	$8.40	(15.94)%	$188,299	–	%(2)	0.08	%(2)	1.40%	5%
Investor Shares

2023	$8.38	$0.08	$0.67	$0.75	$(0.13)	$(0.08)	$(0.21)	$8.92	9.00%	$37,993	0.15	%(2)	0.21	%(2)	1.76%	2%

2022(1)	$10.00	$0.10	$(1.71)	$(1.61)	$(0.01)	$–	$(0.01)	$8.38	(16.15)%	$31,925	0.15	%(2)	0.23	%(2)	1.23%	5%

*	Per share calculated using average shares.
**	Annualized.
†

Total return is for the period indicated and has not been annualized if less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

‡	Portfolio turnover is for the period indicated and has not been annualized if less than one year. Excludes effect of in-kind transfers.
(1)	Commenced operations on December 6, 2021.
(2)	The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

Catholic Responsible Investments Funds (the “Trust”) is an open-end management investment company that currently offers shares of thirteen active separate diversified portfolios: the Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Small-Cap Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments International Small-Cap Fund, Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, and Catholic Responsible Investments Magnus 75/25 Fund (each, a “Fund” and together, the “Funds”). The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated July 8, 2021 and amended and restated November 17, 2021 (the “Declaration of Trust”). The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio. The Funds are successors to the funds of the Catholic United Investment Trust (the “Predecessor Funds”). The Predecessor Funds were managed by Christian Brothers Investment Services, Inc. (“CBIS,” or, the “Adviser”) using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Funds. The Predecessor Funds dissolved and reorganized into the Investor Shares and Institutional Shares of each Fund on December 6, 2021. All of the assets of the Predecessor Funds were transferred to the Funds in connection with the reorganization.

The investment objective of the Catholic Responsible Investments Ultra Short Bond Fund seeks to provide current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Short Duration Bond Fund seeks maximum current income consistent with the preservation of capital.

The investment objective of the Catholic Responsible Investments Bond Fund seeks current income and long-term capital appreciation.

The investment objective of the Catholic Responsible Investments Opportunistic Bond Fund seeks current income and to provide relatively low correlation to equity assets.

The investment objective of the Catholic Responsible Investments Equity Index Fund seeks to replicate as closely as possible, before expenses, the performance of the S&P500® Index.

The investment objective of the Catholic Responsible Investments Small-Cap Fund seeks to replicate the performance of the S&P SmallCap 600® Index, an index representing small capitalization companies.

The investment objective of the Catholic Responsible Investments Multi-Style US Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Equity Fund seeks to achieve long-term capital appreciation.

The investment objective of the Catholic Responsible Investments International Small-Cap Fund seeks to achieve long-term capital appreciation.

The investment objective of each of the Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund (together, the “Magnus Funds”) seeks to achieve current income and long-term capital appreciation.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Board becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.)

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2023, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Funds may invest in exchange traded futures. These contracts are generally used to provide the return of a type of security without purchasing the securities of the underlying futures contract or to manage the Fund’s overall exposure to the market risk of the fixed income and equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities, with a value equal to a percentage of the contract amount, with either a futures commission merchant or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon the changes in the value of the contract (the variation margin).

A margin deposit held at one counterparty for the futures contracts is included in “Cash pledged as Collateral for Futures Contracts” on the Statement of Assets and Liabilities and would be noted on the Schedule of Investments, if applicable. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

For the period ended April 30, 2023, the quarterly average notional value of futures contracts held was as follows:

Catholic Responsible Investments Short Duration Bond Fund
Average Monthly Notional Value Long	$53,879,938
Average Monthly Notional Value Short	$(2,482,246)
Catholic Responsible Investments Bond Fund
Average Monthly Notional Value Long	$100,990,021
Catholic Responsible Investments Opportunistic Bond Fund
Average Monthly Notional Value Long	$43,696,468
Catholic Responsible Investments Equity Index Fund
Average Monthly Notional Value Long	$24,361,118
Catholic Responsible Investments Small-Cap Fund
Average Monthly Notional Value Long	$7,702,825

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

The following tables are the exposure by type of risk on derivatives held throughout the period:

Catholic Responsible Investments Short Duration Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Interest Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$253,920	$(20,456)

		$253,920	$(20,456)

Catholic Responsible Investments Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Interest Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$14,914	$(1,184,301)

		$14,914	$(1,184,301)

Catholic Responsible Investments Opportunistic Bond Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Interest Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$1,188,086	$—

		$1,188,086	$—

Catholic Responsible Investments Equity Index Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Equity Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$960,103	$—

		$960,103	$—

Catholic Responsible Investments Small-Cap Fund Statements of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives

Equity Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$—	$(47,795)

		$—	$(47,795)

* Unrealized appreciation/(depreciation) on Futures Contracts is included in distributable earnings/(accumulated loss).

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023, was as follows:

Catholic Responsible Investments Short Duration Bond Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Interest Risk
Futures contracts	$(813,439)	$616,852

	$(813,439)	$616,852

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

Catholic Responsible Investments Bond Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Interest Risk
Futures contracts	$(170,439)	$(1,169,387)

	$(170,439)	$(1,169,387)

Catholic Responsible Investments Opportunistic Bond Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Interest Risk
Futures contracts	$—	$1,188,086

	$—	$1,188,086

Catholic Responsible Investments Equity Index Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Equity Risk
Futures contracts	$500,142	$874,885

	$500,142	$874,885

Catholic Responsible Investments Small-Cap Fund	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**

Equity Risk
Futures contracts	$151,987	$(208,575)

	$151,987	$(208,575)

* Futures contracts are included in net realized gain (loss) on Futures Contracts.

** Futures contracts are included in change in unrealized appreciation (depreciation) on Futures Contracts.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Catholic Responsible Investments Magnus 45/55 Fund, Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund and Catholic Responsible Investments Magnus 75/25 Fund distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Ultra Short Bond Fund, Catholic Responsible Investments Short Duration Bond Fund, Catholic

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

Responsible Investments Opportunistic Bond Fund and Catholic Responsible Investments Bond Fund distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. The Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund distribute their net investment income quarterly and make distributions or their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares of the Catholic Responsible Investments Opportunistic Bond Fund, Catholic Responsible Investments Bond Fund, Catholic Responsible Investments Equity Index Fund, Catholic Responsible Investments Multi-Style US Equity Fund, Catholic Responsible Investments International Equity Fund, Catholic Responsible Investments Small-Cap Fund and Catholic Responsible Investments International Small-Cap Fund redeemed within 30 days or less after their date of purchase (subject to certain exceptions as discussed below in “Redemption Fees”). Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period.

Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1⁄3% of the total asset value of the Fund (including the loan collateral). Each Fund will not lend portfolio securities to its Adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The investment of cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan. The following table discloses the securities on loan as of April 30, 2023:

Fund	Market Value Securities on Loan	Cash Collateral for Securities on Loan
Catholic Responsible Investments Bond Fund	$1,388,595	$1,423,470
Catholic Responsible Investments Equity Index Fund	99,659	101,752
Catholic Responsible Investments Small-Cap Fund	3,087,396	3,170,823
Catholic Responsible Investments Multi-Style US Equity Fund	13,129,015	13,431,892
Catholic Responsible Investments International Equity Fund	7,801,691	8,162,171
Catholic Responsible Investments International Small-Cap Fund	1,171,979	1,250,870

Repurchase Agreements — A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The Adviser monitors compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2023, the Funds were charged the following for these services:

Administration Fees
Catholic Responsible Investments Ultra Short Bond Fund	$6,833
Catholic Responsible Investments Short Duration Bond Fund	44,223
Catholic Responsible Investments Bond Fund	174,626
Catholic Responsible Investments Opportunistic Bond Fund	53,514
Catholic Responsible Investments Equity Index Fund	287,111
Catholic Responsible Investments Small-Cap Fund	45,762
Catholic Responsible Investments Multi-Style US Equity Fund	70,656
Catholic Responsible Investments International Equity Fund	121,789
Catholic Responsible Investments International Small-Cap Fund	7,340

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders. For the period ended April 30, 2023, these amounts can be found on the Statement of Operations under Shareholder Servicing Fees.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

Atlantic Shareholder Services, LLC serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreement:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds and oversees the investment sub-advisory services provided to the Asset Class Funds. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with the Adviser, and under the supervision of the Adviser and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Asset Class Funds. The Adviser pays each Fund’s Sub-Advisers out of the fee it receives from such Fund.

After its initial two year term, the continuance of each Investment Advisory Agreement with respect to each Fund must be specifically approved at least annually: (i) by the vote of a majority of the outstanding voting securities of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding voting securities of that Fund, or by the Adviser or Sub-Adviser on not less than 30 days’ nor more than 60 days’ written notice to the other party.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Catholic Responsible Investments Ultra Short Bond Fund	0.25%
Catholic Responsible Investments Short Duration Bond Fund	0.30%
Catholic Responsible Investments Bond Fund	0.30%
Catholic Responsible Investments Opportunistic Bond Fund	0.35%
Catholic Responsible Investments Equity Index Fund	0.06%
Catholic Responsible Investments Small-Cap Fund	0.20%
Catholic Responsible Investments Multi-Style US Equity Fund	0.60%
Catholic Responsible Investments International Equity Fund	0.74%
Catholic Responsible Investments International Small-Cap	0.96%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

The Magnus Funds do not pay an advisory fee due to the fact their sole investments are in CRI underlying funds.

For each Fund, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding shareholder servicing fees, interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) for each of that Fund’s share class(es) from exceeding certain levels as set forth below until February 28, 2024 (each, a “contractual expense limit”).

Fund	Contractual Expense Limit
Catholic Responsible Investments Ultra Short Bond Fund	0.35%
Catholic Responsible Investments Short Duration Bond Fund	0.35%
Catholic Responsible Investments Bond Fund	0.37%
Catholic Responsible Investments Opportunistic Bond Fund	0.41%
Catholic Responsible Investments Equity Index Fund	0.09%
Catholic Responsible Investments Small-Cap Fund	0.31%
Catholic Responsible Investments Multi-Style US Equity Fund	0.69%
Catholic Responsible Investments International Equity Fund	0.84%
Catholic Responsible Investments International Small-Cap	1.15%
Catholic Responsible Investments Magnus 45/55 Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	0.00%
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	0.00%
Catholic Responsible Investments Magnus 75/25 Fund	0.00%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024. As of April 30, 2023, the amounts below are open to recoupment:

Fund	Period	Subject to Repayment until October 31:	Amount
Catholic Responsible Investments Ultra Short Bond Fund	12/06/21 - 10/31/22	2025	$120,451
	11/01/22 - 04/30/23	2026	48,609

			$169,060

Catholic Responsible Investments Short Duration Fund	12/06/21 - 10/31/22	2025	$99,614
	11/01/22 - 04/30/23	2026	38,575

			$138,189

Catholic Responsible Investments Opportunistic Bond Fund	12/06/21 - 10/31/22	2025	$142,603
	11/01/22 - 04/30/23	2026	65,470

			$208,073

Catholic Responsible Investments Equity Index Fund	12/06/21 - 10/31/22	2025	$599,749
	11/01/22 - 04/30/23	2026	334,784

			$934,533

Catholic Responsible Investments International Small-Cap	12/06/21 -10/31/22	2025	$159,201
	11/01/22 - 04/30/23	2026	53,942

			$213,143

Catholic Responsible Investments Magnus 45/55 Fund	12/06/21 - 10/31/22	2025	$153,067
	11/01/22 - 04/30/23	2026	68,157

			$221,224

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APRIL 30, 2023 (Unaudited)

Fund	Period	Subject to Repayment until October 31:	Amount
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	12/06/21 - 10/31/22	2025	$280,525
	11/01/22 - 04/30/23	2026	127,444

			$407,969

Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	12/06/21 - 10/31/22	2025	$195,740
	11/01/22 - 04/30/23	2026	88,003

			$283,743

Catholic Responsible Investments Magnus 75/25 Fund	12/06/21 - 10/31/22	2025	$171,574
	11/01/22 - 04/30/23	2026	76,171

			$247,745

During the period ended April 30, 2023, there has been no recoupment of previously waived and reimbursed fees.

6. Investment Transactions:

For the period ended April 30, 2023, the purchases and sales of investment securities other than short-term investments, were as follows:

	U.S. Government	Other	Total
Catholic Responsible Investments Ultra Short Bond Fund
Purchases	$—	$684,983	$684,983
Sales	—	1,847,903	1,847,903
Catholic Responsible Investments Short Duration Bond Fund
Purchases	79,135,335	75,487,803	154,623,138
Sales	84,662,539	72,888,265	157,550,804
Catholic Responsible Investments Bond Fund
Purchases	332,659,086	136,618,544	469,277,630
Sales	338,889,633	184,521,185	523,410,818
Catholic Responsible Investments Opportunistic Bond Fund
Purchases	94,032,658	75,314,850	169,347,508
Sales	77,029,423	73,289,546	150,318,969
Catholic Responsible Investments Equity Index Fund
Purchases	—	261,449,112	261,449,112
Sales	—	265,442,649	265,442,649
Catholic Responsible Investments Small-Cap Fund
Purchases	—	68,691,618	68,691,618
Sales	—	57,583,922	57,583,922
Catholic Responsible Investments Multi-Style US Equity Fund
Purchases	—	98,946,891	98,946,891
Sales	—	101,549,729	101,549,729
Catholic Responsible Investments International Equity Fund
Purchases	—	261,364,357	261,364,357
Sales	—	278,723,047	278,723,047
Catholic Responsible Investments International Small-Cap Fund
Purchases	—	24,491,972	24,491,972
Sales	—	23,108,534	23,108,534
Catholic Responsible Investments Magnus 45/55 Fund
Purchases	—	36,049,769	36,049,769
Sales	—	6,314,589	6,314,589
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Purchases	—	17,433,163	17,433,163
Sales	—	14,360,312	14,360,312
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Purchases	—	18,471,818	18,471,818
Sales	—	16,419,801	16,419,801

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APRIL 30, 2023 (Unaudited)

	U.S. Government	Other	Total
Catholic Responsible Investments Magnus 75/25 Fund
Purchases	$—	$29,989,458	$29,989,458
Sales	—	5,827,713	5,827,713

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

During the fiscal period ended October 31, 2022, there were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings.

The tax character of dividends and distributions declared during the fiscal period ended October 31, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Catholic Responsible Investments Ultra Short Bond Fund
2022	$422,750	$—	$—	$422,750
Catholic Responsible Investments Short Duration Bond Fund
2022	7,441,449	—	—	7,441,449
Catholic Responsible Investments Bond Fund
2022	37,408,985	—	—	37,408,985
Catholic Responsible Investments Opportunistic Bond Fund
2022	9,891,170	—	—	9,891,170
Catholic Responsible Investments Equity Index Fund
2022	34,703,700	—	—	34,703,700
Catholic Responsible Investments Small-Cap Fund
2022	4,675,712	—	—	4,675,712
Catholic Responsible Investments Multi-Style US Equity Fund
2022	2,413,760	—	—	2,413,760
Catholic Responsible Investments International Equity Fund
2022	16,356,456	—	—	16,356,456
Catholic Responsible Investments International Small-Cap Fund
2022	1,201,904	—	—	1,201,904
Catholic Responsible Investments Magnus 45/55 Fund
2022	76,301	—	—	76,301
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
2022	918,825	—	—	918,825
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
2022	305,435	—	—	305,435
Catholic Responsible Investments Magnus 75/25 Fund
2022	207,489	—	—	207,489

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APRIL 30, 2023 (Unaudited)

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Catholic Responsible Investments Ultra Short Bond Fund	$45,758	$—	$(15,684)	$(84,709)	$(39,862)	$(94,497)
Catholic Responsible Investments Short Duration Bond Fund	172,162	—	(11,933,982)	(19,779,092)	(39,863)	(31,580,775)
Catholic Responsible Investments Bond Fund	508,310	—	(70,106,182)	(214,404,442)	(59,243)	(284,061,557)
Catholic Responsible Investments Opportunistic Bond Fund	167,646	—	(22,668,460)	(25,124,882)	(59,170)	(47,684,866)
Catholic Responsible Investments Equity Index Fund	2,590,289	—	(18,891,817)	829,551,638	(39,864)	813,210,246
Catholic Responsible Investments Small- Cap Fund	202,386	15,826,441	—	37,194,001	(39,864)	53,182,964
Catholic Responsible Investments Multi-Style US Equity Fund	91,835	—	(17,018,866)	(55,080,870)	(59,302)	(72,067,203)
Catholic Responsible Investments International Equity Fund	1,438,932	—	(10,706,396)	(66,014,867)	(68,474)	(75,350,805)
Catholic Responsible Investments International Small- Cap Fund	160,718	—	(2,778,214)	(12,444,108)	(39,883)	(15,101,487)
Catholic Responsible Investments Magnus 45/55 Fund	1,277,973	—	(1,467,696)	(875,192)	(59,337)	(1,124,252)
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	12,805,313	—	(705,213)	(11,655,150)	(59,246)	385,704
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	5,275,573	—	(83,980)	7,776,994	(59,244)	12,909,343
Catholic Responsible Investments Magnus 75/25 Fund	4,836,007	—	—	7,219,842	(59,244)	11,996,605

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For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
Catholic Responsible Investments Ultra Short Bond Fund	$13,136	$2,548	$15,684
Catholic Responsible Investments Short Duration Bond Fund	5,069,824	6,864,158	11,933,982
Catholic Responsible Investments Bond Fund	41,742,162	28,364,020	70,106,182
Catholic Responsible Investments Opportunistic Bond Fund	11,710,286	10,958,174	22,668,460
Catholic Responsible Investments Equity Index Fund	18,891,817	—	18,891,817
Catholic Responsible Investments Multi-Style US Equity Fund	8,722,283	8,296,583	17,018,866
Catholic Responsible Investments International Equity Fund	10,706,396	—	10,706,396
Catholic Responsible Investments International Small-Cap Fund	2,778,214	—	2,778,214
Catholic Responsible Investments Magnus 45/55 Fund	832,678	635,017	1,467,695
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	704,484	729	705,213
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	83,110	870	83,980

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment companies. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	$72,565,914	$40,802	$(34,235)	$6,567
Catholic Responsible Investments Short Duration Bond Fund	472,899,796	1,185,280	(9,324,972)	(8,139,692)
Catholic Responsible Investments Bond Fund	1,864,933,635	13,142,709	(101,171,504)	(88,028,795)
Catholic Responsible Investments Opportunistic Bond Fund	519,323,136	2,548,289	(11,966,430)	(9,418,141)
Catholic Responsible Investments Equity Index Fund	1,961,884,506	1,174,040,259	(78,157,208)	1,095,883,051
Catholic Responsible Investments Small-Cap Fund	414,410,884	93,601,701	(59,461,877)	34,139,824
Catholic Responsible Investments Multi-Style US Equity Fund	676,284,764	71,435,491	(47,088,663)	24,346,828
Catholic Responsible Investments International Equity Fund	1,063,277,981	243,859,021	(57,354,631)	186,504,390
Catholic Responsible Investments International Small-Cap Fund	75,104,098	9,211,948	(6,692,387)	2,519,561
Catholic Responsible Investments Magnus 45/55 Fund	101,266,605	7,635,873	(2,291,362)	5,344,511
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	1,007,672,268	91,261,719	(28,730,993)	62,530,726
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	378,378,128	46,793,626	(8,560,548)	38,233,078
Catholic Responsible Investments Magnus 75/25 Fund	236,278,714	30,884,453	(4,858,618)	26,025,835

8. Concentration of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by Institutional Class shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Catholic Responsible Investments Ultra Short Bond Fund	3	40
Catholic Responsible Investments Short Duration Bond Fund	3	32
Catholic Responsible Investments Bond Fund	2	20
Catholic Responsible Investments Opportunistic Bond Fund	4	44
Catholic Responsible Investments Equity Index Fund	2	23
Catholic Responsible Investments Small-Cap Fund	3	25
Catholic Responsible Investments Multi-Style US Equity Fund	4	55
Catholic Responsible Investments International Equity Fund	4	40
Catholic Responsible Investments International Small-Cap Fund	4	73
Catholic Responsible Investments Magnus 45/55 Fund	5	74
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	4	42
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	8	59
Catholic Responsible Investments Magnus 75/25 Fund	6	47

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APRIL 30, 2023 (Unaudited)

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Derivatives Risk — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, forward contracts, options and swaps. Changes in the market value of a security that is a reference asset for a derivative instrument may not be proportionate to changes in the market value of the derivative instrument itself. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of your investment in the Fund to decrease. A Fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk and leverage risk are each described elsewhere in this section. A Fund’s counterparties to its derivative contracts present the same types of credit risk as issuers of fixed income securities. Lack of availability risk is the risk that suitable derivative transactions, such as roll-forward contracts, may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a Fund to realize higher amounts of short-term capital gains, thereby increasing the amount of taxes payable by some shareholders. These risks could cause a Fund to lose more than the principal amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment.

New Fund Risk — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategies, may not employ successful investment strategies, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Foreign Currency Risk — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Investments in Underlying Funds Risk — The value of an investment in the Funds is based primarily on the prices of the Underlying Funds in which the Funds invest. In turn, the price of each Underlying Fund is based on the value of its assets. Each Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of such Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Funds, investors should assess

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APRIL 30, 2023 (Unaudited)

the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described elsewhere in this section, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

10. In-Kind Transfers of Securities:

Due to the Funds’ reorganization on December 6, 2021, the Funds received contributions in-kind of investment securities. The securities were received in a tax-free transaction at their current fair value including unrealized appreciation/depreciation as noted in the table below on the date of the transactions. The Funds made an accounting policy election to carryforward the historical cost basis of the securities transferred given the tax-free nature of the transaction. As a result of this contribution, the following units of the Fund were issued for assets valued at:

	Units Issued	Securities At Value	Cash	Income Receivable	Other	Total Assets	Unrealized Appreciation/ (Depreciation)
Catholic Responsible Investments Ultra Short Bond Fund	6,167,174	$50,062,171	$11,592,443	$47,908	$—	$61,702,522	$(24,654)
Catholic Responsible Investments Short Duration Bond Fund	53,069,668	508,549,766	19,311,957	2,597,565	—	530,459,288	(151,761)
Catholic Responsible Investments Bond Fund	177,862,008	1,708,891,087	62,494,447	6,506,080	1,029,109	1,778,920,723	49,389,396
Catholic Responsible Investments Opportunistic Bond Fund	52,152,969	502,844,264	16,260,246	2,412,933	2,167	521,519,610	1,978,291
Catholic Responsible Investments Equity Index Fund	333,201,648	3,327,560,433	380,171	3,833,324	27,536	3,331,801,464	1,349,580,320
Catholic Responsible Investments Small-Cap Fund	51,612,440	515,226,417	485,709	417,745	—	516,129,871	108,362,292
Catholic Responsible Investments Multi-Style US Equity Fund	79,868,550	798,383,041	16,731	444,471	6,437	798,850,680	82,513,106

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

	Units Issued	Securities At Value	Cash	Income Receivable	Other	Total Assets	Unrealized Appreciation/ (Depreciation)
Catholic Responsible Investments International Equity Fund	130,018,252	$1,262,019,716	$37,303,994	$962,979	$13,670	$1,300,300,359	$277,330,531
Catholic Responsible Investments International Small-Cap Fund	7,670,860	72,842,536	3,793,960	74,782	—	76,711,278	4,831,673
Catholic Responsible Investments Magnus 45/55 Fund	9,158,563	91,564,944	1,439	—	—	91,566,383	11,952,648
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund	118,573,471	1,185,789,677	114,685	—	—	1,185,904,362	188,485,112
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund	32,272,630	352,671,372	17,874	—	—	352,689,246	67,719,305
Catholic Responsible Investments Magnus 75/25 Fund	30,470,066	304,697,617	4,988	—	—	304,702,605	52,259,822

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements as of April 30, 2023.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 to April 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Catholic Responsible Investments Ultra Short Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,021.10	0.35%	$1.75
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.06	0.35%	$1.76
Catholic Responsible Investments Short Duration Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,031.40	0.35%	$1.76
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.06	0.35%	$1.76
Catholic Responsible Investments Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,069.60	0.36%	$1.85
Investor	1,000.00	1,068.80	0.51%	2.62
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.01	0.36%	$1.81
Investor	1,000.00	1,022.27	0.51%	2.56
Catholic Responsible Investments Opportunistic Bond Fund
Actual Fund Return
Institutional	$1,000.00	$1,044.00	0.41%	$2.08
Investor	1,000.00	1,043.40	0.56%	2.84
Hypothetical 5% Return
Institutional	$1,000.00	$1,022.76	0.41%	$2.06
Investor	1,000.00	1,022.02	0.56%	2.81
Catholic Responsible Investments Equity Index Fund
Actual Fund Return
Institutional	$1,000.00	$1,090.70	0.09%	$0.47
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.35	0.09%	$0.45
Catholic Responsible Investments Small-Cap Fund
Actual Fund Return
Institutional	$1,000.00	$965.60	0.29%	$1.41
Hypothetical 5% Return
Institutional	$1,000.00	$1,023.36	0.29%	$1.45
Catholic Responsible Investments Multi-Style US Equity Fund
Actual Fund Return
Institutional	$1,000.00	$1,080.80	0.66%	$3.41
Investor	1,000.00	1,080.10	0.81%	4.18
Hypothetical 5% Return
Institutional	$1,000.00	$1,021.52	0.66%	$3.31
Investor	1,000.00	1,020.78	0.81%	4.06
Catholic Responsible Investments International Equity Fund
Actual Fund Return
Institutional	$1,000.00	$1,231.10	0.81%	$4.48
Investor	1,000.00	1,230.20	0.96%	5.31
Hypothetical 5% Return
Institutional	$1,000.00	$1,020.78	0.81%	$4.06
Investor	1,000.00	1,020.03	0.96%	4.81

CATHOLIC RESPONSIBLE INVESTMENTS

APRIL 30, 2023 (Unaudited)

	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Catholic Responsible Investments International Small-Cap Fund
Actual Fund Return
Institutional	$1,000.00	$1,195.40	1.15%	$6.26
Hypothetical 5% Return
Institutional	$1,000.00	$1,019.09	1.15%	$5.76
Catholic Responsible Investments Magnus 45/55 Fund
Actual Fund Return
Institutional	$1,000.00	$1,075.10	—%	$ —
Investor	1,000.00	1,074.30	0.15%	0.77
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.80	—%	$ —
Investor	1,000.00	1,024.05	0.15%	0.75
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Actual Fund Return
Institutional	$1,000.00	$1,082.00	—%	$ —
Investor	1,000.00	1,081.20	0.15%	0.77
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.80	—%	$ —
Investor	1,000.00	1,024.05	0.15%	0.75
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Actual Fund Return
Institutional	$1,000.00	$1,084.40	—%	$ —
Investor	1,000.00	1,083.60	0.15%	0.77
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.80	—%	$ —
Investor	1,000.00	1,024.05	0.15%	0.75
Catholic Responsible Investments Magnus 75/25 Fund
Actual Fund Return
Institutional	$1,000.00	$1,090.80	—%	$ —
Investor	1,000.00	1,090.00	0.15%	0.78
Hypothetical 5% Return
Institutional	$1,000.00	$1,024.80	—%	$ —
Investor	1,000.00	1,024.05	0.15%	0.75

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Catholic Responsible Investments

Investment Adviser:

Christian Brothers Investment Services, Inc.

125 S. Wacker Drive

Suite 2400

Chicago, Illinois 60606

Administrator:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

CRI-SA-001-0200

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Catholic Responsible Investments Funds

By:	/s/ Michael Beattie
Michael Beattie, Trustee and President

Date:	July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Beattie
Michael Beattie, Trustee and President

Date:	July 7, 2023

By:	/s/ Andrew Metzger
Andrew Metzger, Treasurer and Chief Financial Officer

Date:	July 7, 2023